UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05159

RS INVESTMENT TRUST

(Exact name of registrant as specified in charter)

388 Market Street

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

Matthew H. Scanlan

c/o RS Investments

388 Market Street

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 766-3863

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

Schedule of Investments — RS Partners Fund

March 31, 2012 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 90.5%
Advertising Agencies — 3.4%
Groupe Aeroplan, Inc.	CAD	5,209,320	$64,395,123
			64,395,123
Asset Management & Custodian — 1.2%
AP Alternative Assets, L.P.		2,415,952	22,830,746
			22,830,746
Auto Parts — 1.0%
BorgWarner, Inc.(1)		221,498	18,681,141
			18,681,141
Banks: Diversified — 5.4%
Associated Banc-Corp.		2,807,511	39,192,854
First Horizon National Corp.		6,072,516	63,032,716
			102,225,570
Biotechnology — 2.0%
Myriad Genetics, Inc.(1)		1,641,108	38,828,615
			38,828,615
Computer Services, Software & Systems — 12.1%
Acxiom Corp.(1)(2)		5,030,401	73,846,287
AOL, Inc.(1)		4,123,195	78,217,009
DST Systems, Inc.		761,366	41,288,878
Parametric Technology Corp.(1)		1,317,864	36,821,120
			230,173,294
Consumer Electronics — 2.8%
Harman International Industries, Inc.		1,151,374	53,895,817
			53,895,817
Consumer Lending — 1.5%
MoneyGram International, Inc.(1)		1,625,848	29,265,264
			29,265,264
Financial Data & Systems — 2.9%
Euronet Worldwide, Inc.(1)(2)		2,596,861	54,248,426
			54,248,426
Foods — 1.1%
Post Holdings, Inc.(1)		643,487	21,190,027
			21,190,027
Health Care Facilities — 2.7%
VCA Antech, Inc.(1)		2,228,000	51,711,880
			51,711,880
Health Care Management Services — 1.5%
Magellan Health Services, Inc.(1)		582,991	28,455,791
			28,455,791
Household Furnishings — 1.6%
Fortune Brands Home & Security, Inc.(1)		1,350,425	29,803,880
			29,803,880
Insurance: Life — 6.9%
StanCorp Financial Group, Inc.		1,541,223	63,097,670
Torchmark Corp.		1,380,376	68,811,743
			131,909,413
Insurance: Multi-Line — 1.5%
eHealth, Inc.(1)(2)		1,689,515	27,555,990
			27,555,990
Insurance: Property-Casualty — 1.8%
Genworth MI Canada, Inc.	CAD	1,580,870	35,074,092
			35,074,092
Medical Equipment — 2.3%
Sirona Dental Systems, Inc.(1)		830,796	42,819,226
			42,819,226
Metals & Minerals: Diversified — 3.9%
Compass Minerals International, Inc.		1,029,399	73,849,084
			73,849,084
Office Supplies & Equipment — 0.9%
Avery Dennison Corp.		586,943	17,684,592
			17,684,592
Oil: Crude Producers — 6.6%
Denbury Resources, Inc.(1)		1,999,960	36,459,271
Laredo Petroleum Holdings, Inc.(1)		653,157	15,310,000
Peyto Exploration & Development Corp.	CAD	4,464,875	73,321,622
			125,090,893
Precious Metals & Minerals — 3.4%
Horsehead Holding Corp.(1)		1,351,175	15,389,883
New Gold, Inc.(1)		5,028,578	49,682,351
			65,072,234
Real Estate Investment Trusts — 1.4%
Redwood Trust, Inc.		2,342,593	26,237,042
			26,237,042
Scientific Instruments: Pollution Control — 3.2%
Waste Connections, Inc.		1,849,054	60,149,727
			60,149,727
Semiconductors & Components — 6.3%
Atmel Corp.(1)		6,003,325	59,192,785
Integrated Device Technology, Inc.(1)(2)		8,433,809	60,301,735
			119,494,520
Specialty Retail — 4.8%
GameStop Corp., Class A		4,203,463	91,803,632
			91,803,632
Textiles, Apparel & Shoes — 1.8%
Guess?, Inc.		1,094,584	34,205,750
			34,205,750
Utilities: Gas Distributors — 2.6%
Questar Corp.		2,549,500	49,103,370
			49,103,370
Utilities: Miscellaneous — 3.9%
Calpine Corp.(1)		4,327,477	74,475,879
			74,475,879
Total Common Stocks
(Cost $1,447,317,124)			1,720,231,018

		Principal Amount	Value
Repurchase Agreements — 11.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/30/2012, maturity value of $212,446,177, due 4/2/2012(3)		$212,446,000	212,446,000
Total Repurchase Agreements (Cost $212,446,000)			212,446,000
Total Investments — 101.7% (Cost $1,659,763,124)			1,932,677,018
Other Liabilities, Net — (1.7)%			(32,754,341)
Total Net Assets — 100.0%			$1,899,922,677

(1)	Non-income producing security.
(2)	Affiliated issuer.
(3)	The table below presents collateral for repurchase agreements.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Partners Fund

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	3.25%	6/30/2016	$58,336,881
U.S. Treasury Note	1.50%	6/30/2016	120,243,750
U.S. Treasury Note	1.00%	8/31/2016	38,114,625

Legend:

Foreign-Denominated Security

CAD — Canadian Dollar

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,720,231,018	$—	$—	$1,720,231,018
Repurchase Agreements	—	212,446,000	—	212,446,000

Total	$1,720,231,018	$212,446,000	$—	$1,932,677,018

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Value Fund

March 31, 2012 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 85.4%
Advertising Agencies — 1.7%
Groupe Aeroplan, Inc.	CAD	2,007,100	$24,810,811
			24,810,811
Asset Management & Custodian — 1.2%
AP Alternative Assets, L.P.		1,843,994	17,425,473
			17,425,743
Banks: Diversified — 7.5%
Associated Banc-Corp.		1,718,159	23,985,500
First Horizon National Corp.		5,423,905	56,300,134
KeyCorp		3,635,270	30,899,795
			111,185,429
Biotechnology — 4.4%
Life Technologies Corp.(1)		1,316,600	64,276,412
			64,276,412
Building Materials — 3.4%
Martin Marietta Materials, Inc.		590,773	50,587,892
			50,587,892
Chemicals: Diversified — 6.4%
Airgas, Inc.		442,819	39,397,606
FMC Corp.		520,150	55,063,079
			94,460,685
Chemicals: Specialty — 3.1%
International Flavors & Fragrances, Inc.		781,733	45,809,554
			45,809,554
Coal — 2.3%
Peabody Energy Corp.		1,196,585	34,653,102
			34,653,102
Computer Services, Software & Systems — 4.5%
Symantec Corp.(1)		3,561,600	66,601,920
			66,601,920
Containers & Packaging — 3.0%
Crown Holdings, Inc.(1)		1,216,100	44,788,963
			44,788,963
Diversified Financial Services — 2.4%
Ameriprise Financial, Inc.		627,842	35,868,613
			35,868,613
Diversified Retail — 1.3%
Family Dollar Stores, Inc.		302,003	19,110,750
			19,110,750
Electronic Entertainment — 2.3%
Activision Blizzard, Inc.		2,601,092	33,345,999
			33,345,999
Insurance: Life — 2.2%
Aflac, Inc.		691,066	31,782,125
			31,782,125
Insurance: Multi-Line — 3.2%
Willis Group Holdings PLC		1,347,277	47,127,750
			47,127,750
Insurance: Property-Casualty — 3.5%
RenaissanceRe Holdings Ltd.		677,743	51,325,477
			51,325,477
Oil: Crude Producers — 12.0%
ARC Resources Ltd.	CAD	1,324,390	30,406,067
Denbury Resources, Inc.(1)		1,517,447	27,663,059
Southwestern Energy Co.(1)		2,101,134	64,294,700
Talisman Energy, Inc.		4,381,737	55,209,886
			177,573,712
Pharmaceuticals — 4.1%
Warner Chilcott PLC, Class A(1)		3,633,338	61,076,412
			61,076,412
Semiconductors & Components — 3.6%
Atmel Corp.(1)		5,461,658	53,851,948
			53,851,948
Specialty Retail — 7.0%
Advance Auto Parts, Inc.		255,077	22,592,170
GameStop Corp., Class A		3,734,516	81,561,829
			104,153,999
Utilities: Gas Distributors — 2.0%
Questar Corp.		1,508,628	29,056,175
			29,056,175
Utilities: Miscellaneous — 4.3%
Calpine Corp.(1)		3,724,442	64,097,647
			64,097,647
Total Common Stocks
(Cost $1,110,829,608)			1,262,971,118

		Principal Amount	Value
Repurchase Agreements — 14.3%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/30/2012, maturity value of $211,828,177, due 4/2/2012(2)		$211,828,000	211,828,000
Total Repurchase Agreements (Cost $211,828,000)			211,828,000
Total Investments — 99.7% (Cost $1,322,657,608)			1,474,799,118
Other Assets, Net — 0.3%			4,355,165
Total Net Assets — 100.0%			$1,479,154,283

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.625%	4/30/2016	$2,676,863
U.S. Treasury Note	1.75%	5/31/2016	104,398,900
U.S. Treasury Note	3.25%	6/30/2016	108,990,125

Legend:

Foreign-Denominated Security

CAD — Canadian Dollar

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Value Fund

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,262,971,118	$—	$—	$1,262,971,118
Repurchase Agreements	—	211,828,000	—	211,828,000

Total	$1,262,971,118	$211,828,000	$—	$1,474,799,118

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Alpha Fund

March 31, 2012 (unaudited)	Shares	Value
Common Stocks — 85.3%
Aerospace — 2.5%
Lockheed Martin Corp.	202,672	$18,212,106
		18,212,106
Asset Management & Custodian — 2.3%
State Street Corp.	368,513	16,767,341
		16,767,341
Banks: Diversified — 3.5%
KeyCorp	2,978,800	25,319,800
		25,319,800
Building Materials — 3.5%
Martin Marietta Materials, Inc.	288,195	24,678,138
		24,678,138
Chemicals: Specialty — 3.7%
Praxair, Inc.	231,692	26,561,171
		26,561,171
Computer Services, Software & Systems — 9.5%
Microsoft Corp.	1,109,004	35,765,379
Symantec Corp.(1)	1,718,200	32,130,340
		67,895,719
Consumer Services: Miscellaneous — 3.4%
eBay, Inc.(1)	666,025	24,569,662
		24,569,662
Diversified Manufacturing Operations — 3.3%
Honeywell International, Inc.	389,353	23,770,001
		23,770,001
Diversified Media — 2.6%
News Corp., Class A	952,375	18,752,264
		18,752,264
Drug & Grocery Store Chains — 3.1%
CVS Caremark Corp.	495,325	22,190,560
		22,190,560
Electronic Entertainment — 2.2%
Activision Blizzard, Inc.	1,245,988	15,973,566
		15,973,566
Financial Data & Systems — 2.3%
Thomson Reuters Corp.	565,851	16,353,094
		16,353,094
Insurance: Life — 4.5%
Aflac, Inc.	323,700	14,886,963
Prudential Financial, Inc.	270,700	17,159,673
		32,046,636
Insurance: Multi-Line — 2.8%
MetLife, Inc.	541,400	20,221,290
		20,221,290
Insurance: Property-Casualty — 2.9%
The Allstate Corp.	621,200	20,449,904
		20,449,904
Metals & Minerals: Diversified — 1.9%
BHP Billiton Ltd., ADR	191,469	13,862,355
		13,862,355
Oil: Crude Producers — 8.4%
Occidental Petroleum Corp.	71,878	6,844,942
Southwestern Energy Co.(1)	1,013,572	31,015,303
Talisman Energy, Inc.	1,777,457	22,395,958
		60,256,203
Pharmaceuticals — 11.0%
Merck & Co., Inc.	683,404	26,242,714
Pfizer, Inc.	1,153,600	26,140,576
Warner Chilcott PLC, Class A(1)	1,577,157	26,512,009
		78,895,299
Precious Metals & Minerals — 2.2%
Goldcorp, Inc.	347,594	15,662,586
		15,662,586
Specialty Retail — 1.6%
The Gap, Inc.	443,273	11,587,156
		11,587,156
Telecommunications Equipment — 4.0%
Motorola Solutions, Inc.	559,200	28,424,136
		28,424,136
Transportation Miscellaneous — 4.1%
United Parcel Service, Inc., Class B	367,700	29,680,744
		29,680,744
Total Common Stocks (Cost $541,037,642)		612,129,731

	Principal Amount	Value
Repurchase Agreements — 14.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/30/2012, maturity value of $107,226,089, due 4/2/2012(2)	$107,226,000	107,226,000
Total Repurchase Agreements (Cost $107,226,000)		107,226,000
Total Investments — 100.2% (Cost $648,263,642)		719,355,731
Other Liabilities, Net — (0.2)%		(1,331,499)
Total Net Assets — 100.0%		$718,024,232

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.00%	8/31/2016	$109,374,150

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Alpha Fund

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$612,129,731	$—	$—	$612,129,731
Repurchase Agreements	—	107,226,000	—	107,226,000

Total	$612,129,731	$107,226,000	$—	$719,355,731

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investors Fund

March 31, 2012 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 87.9%
Banks: Diversified — 8.7%
First Horizon National Corp.		64,615	$670,704
KeyCorp		82,200	698,700
			1,369,404
Biotechnology — 3.1%
Life Technologies Corp.(1)		10,100	493,082
			493,082
Building Materials — 3.5%
Martin Marietta Materials, Inc.		6,320	541,181
			541,181
Chemicals: Diversified — 4.5%
FMC Corp.		6,600	698,676
			698,676
Chemicals: Specialty — 3.3%
Praxair, Inc.		4,579	524,936
			524,936
Computer Services, Software & Systems — 10.9%
AOL, Inc.(1)		41,300	783,461
Microsoft Corp.		28,900	932,025
			1,715,486
Consumer Services: Miscellaneous — 3.5%
eBay, Inc.(1)		14,800	545,972
			545,972
Diversified Financial Services — 3.6%
Ameriprise Financial, Inc.		9,900	565,587
			565,587
Insurance: Multi-Line — 3.4%
eHealth, Inc.(1)		5,700	92,967
Willis Group Holdings PLC		12,413	434,207
			527,174
Metals & Minerals: Diversified — 4.6%
Compass Minerals International, Inc.		9,977	715,750
			715,750
Oil: Crude Producers — 7.3%
Denbury Resources, Inc.(1)		15,930	290,404
Peyto Exploration & Development Corp.	CAD	4,900	80,467
Southwestern Energy Co.(1)		25,206	771,304
			1,142,175
Pharmaceuticals — 8.4%
Pfizer, Inc.		22,600	512,116
Warner Chilcott PLC, Class A(1)		47,600	800,156
			1,312,272
Precious Metals & Minerals — 0.8%
Goldcorp, Inc.		2,898	130,584
			130,584
Semiconductors & Components — 3.2%
Integrated Device Technology, Inc.(1)		69,621	497,790
			497,790
Specialty Retail — 7.5%
GameStop Corp., Class A		53,958	1,178,443
			1,178,443
Telecommunications Equipment — 3.1%
Motorola Solutions, Inc.		9,600	487,968
			487,968
Transportation Miscellaneous — 4.2%
United Parcel Service, Inc., Class B		8,100	653,832
			653,832
Utilities: Miscellaneous — 4.3%
Calpine Corp.(1)		38,906	669,572
			669,572
Total Common Stocks
(Cost $11,784,985)			13,769,884

		Principal Amount	Value
Repurchase Agreements — 11.3%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/30/2012, maturity value of $1,773,001, due 4/2/2012(2)		$1,773,000	1,773,000
Total Repurchase Agreements (Cost $1,773,000)			1,773,000
Total Investments — 99.2% (Cost $13,557,985)			15,542,884
Other Assets, Net — 0.8%			119,540
Total Net Assets — 100.0%			$15,662,424

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	3.125%	5/15/2021	$1,809,705

Legend:

Foreign-Denominated Security

CAD — Canadian Dollar

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investors Fund

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$13,769,884	$—	$—	$13,769,884
Repurchase Agreements	—	1,773,000	—	1,773,000

Total	$13,769,884	$1,773,000	$—	$15,542,884

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Natural Resources Fund

March 31, 2012 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 88.6%
Building Materials — 3.7%
Martin Marietta Materials, Inc.		1,465,181	$125,463,449
			125,463,449
Chemicals: Diversified — 3.3%
FMC Corp.		1,061,917	112,414,534
			112,414,534
Chemicals: Specialty — 2.1%
Praxair, Inc.		638,955	73,249,801
			73,249,801
Coal — 3.8%
Peabody Energy Corp.		4,439,651	128,572,293
			128,572,293
Copper — 5.2%
Antofagasta PLC	GBP	5,108,915	94,138,150
Taseko Mines Ltd.(1)(2)		23,960,835	84,342,139
			178,480,289
Fertilizers — 2.0%
The Mosaic Co.		1,231,700	68,100,693
			68,100,693
Gas Pipeline — 2.8%
EQT Corp.		1,998,803	96,362,293
			96,362,293
Insurance: Multi-Line — 1.1%
PICO Holdings, Inc.(1)(2)		1,556,353	36,496,478
			36,496,478
Metals & Minerals: Diversified — 10.5%
BHP Billiton Ltd., ADR		1,164,300	84,295,320
Compass Minerals International, Inc.(2)		2,152,972	154,454,211
Iluka Resources Ltd.	AUD	2,909,827	53,621,613
Vale S.A., ADR		2,757,000	64,320,810
			356,691,954
Oil: Crude Producers — 41.1%
ARC Resources Ltd.	CAD	4,303,487	98,801,797
Cabot Oil & Gas Corp.		1,572,732	49,022,056
Concho Resources, Inc.(1)		341,087	34,818,161
Denbury Resources, Inc.(1)		7,155,152	130,438,421
Laredo Petroleum Holdings, Inc.(1)		1,101,582	25,821,082
Occidental Petroleum Corp.		698,286	66,497,776
Oil Search Ltd.	AUD	19,732,777	142,468,135
Peyto Exploration & Development Corp.(2)	CAD	8,114,660	133,257,938
QEP Resources, Inc.		2,964,316	90,411,638
Range Resources Corp.		2,115,516	122,996,100
Salamander Energy PLC(1)(2)	GBP	14,270,218	49,074,239
Southwestern Energy Co.(1)		5,952,515	182,146,959
Talisman Energy, Inc.		10,358,478	130,516,823
Tullow Oil PLC	GBP	5,916,330	144,502,690
			1,400,773,815
Oil: Integrated — 1.7%
Ophir Energy PLC(1)	GBP	7,343,503	59,610,646
			59,610,646
Precious Metals & Minerals — 7.5%
Barrick Gold Corp.		1,201,200	52,228,176
Goldcorp, Inc.		2,380,254	107,254,245
New Gold, Inc.(1)		9,641,179	95,254,849
			254,737,270

Utilities: Miscellaneous — 3.8%
Calpine Corp.(1)		7,456,453	128,325,556
			128,325,556
Total Common Stocks
(Cost $2,721,146,607)			3,019,279,071

		Principal Amount	Value
Repurchase Agreements — 14.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/30/2012, maturity value of $489,961,408, due 4/2/2012(3)		$489,961,000	489,961,000
Total Repurchase Agreements (Cost $489,961,000)			489,961,000
Total Investments — 103.0% (Cost $3,211,107,607)			3,509,240,071
Other Liabilities, Net — (3.0)%			(102,627,000)
Total Net Assets — 100.0%			$3,406,613,071

(1)	Non-income producing security.
(2)	Affiliated issuer.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	3.125%	1/31/2017	$235,562,025
U.S. Treasury Note	1.875%	9/30/2017	61,970,100
U.S. Treasury Note	1.875%	10/31/2017	132,283,997
U.S. Treasury Note	2.25%	11/30/2017	12,765,000
U.S. Treasury Note	2.375%	5/31/2018	2,233,688
U.S. Treasury Note	1.00%	8/31/2016	54,948,375

Legend:

Foreign-Denominated Security

AUD — Australian Dollar

CAD — Canadian Dollar

GBP — Great British Pound

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Natural Resources Fund

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$3,019,279,071	$—	$—	$3,019,279,071
Repurchase Agreements	—	489,961,000	—	489,961,000

Total	$3,019,279,071	$489,961,000	$—	$3,509,240,071

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Capital Appreciation Fund

March 31, 2012 (unaudited)	Shares	Value
Common Stocks — 95.7%
Aerospace — 3.3%
United Technologies Corp.	48,510	$4,023,419
		4,023,419
Asset Management & Custodian — 2.8%
BlackRock, Inc.	16,850	3,452,565
		3,452,565
Beverage: Brewers & Distillers — 4.3%
Anheuser-Busch InBev N.V., ADR	71,770	5,219,114
		5,219,114
Chemicals: Diversified — 4.9%
Ecolab, Inc.	96,930	5,982,520
		5,982,520
Chemicals: Specialty — 4.1%
Praxair, Inc.	43,655	5,004,609
		5,004,609
Communications Technology — 4.9%
QUALCOMM, Inc.	88,685	6,032,354
		6,032,354
Computer Services, Software & Systems — 11.5%
Autodesk, Inc.(1)	56,270	2,381,346
Google, Inc., Class A(1)	8,365	5,363,973
Oracle Corp.	215,455	6,282,668
		14,027,987
Computer Technology — 2.2%
Apple, Inc.	4,500	2,697,615
		2,697,615
Diversified Manufacturing Operations — 7.6%
3M Co.	46,920	4,185,733
Danaher Corp.	91,580	5,128,480
		9,314,213
Entertainment — 5.4%
Discovery Communications, Inc., Class C(1)	140,680	6,595,078
		6,595,078
Financial Data & Systems — 5.1%
MasterCard, Inc., Class A	14,795	6,221,889
		6,221,889
Foods — 4.7%
Kraft Foods, Inc., Class A	152,160	5,783,602
		5,783,602
Insurance: Life — 5.3%
Aflac, Inc.	141,425	6,504,136
		6,504,136
Insurance: Multi-Line — 3.6%
Berkshire Hathaway, Inc., Class A(1)	33	4,022,700
Berkshire Hathaway, Inc., Class B(1)	5,340	433,341
		4,456,041
Luxury Items — 3.4%
Tiffany & Co.	60,750	4,199,647
		4,199,647
Medical & Dental Instruments & Supplies — 3.1%
Zimmer Holdings, Inc.	58,230	3,743,024
		3,743,024
Oil: Crude Producers — 3.6%
Chesapeake Energy Corp.	191,845	4,445,049
		4,445,049
Pharmaceuticals — 2.8%
Teva Pharmaceutical Industries Ltd., ADR	75,535	3,403,607
		3,403,607

March 31, 2012 (unaudited)	Shares	Value
Scientific Instruments: Control & Filter — 3.0%
Pall Corp.	62,140	$3,705,408
		3,705,408
Securities Brokerage & Services — 5.5%
CME Group, Inc.	23,208	6,714,771
		6,714,771
Textiles, Apparel & Shoes — 4.6%
Coach, Inc.	72,370	5,592,754
		5,592,754
Total Common Stocks
(Cost $86,266,467)		117,119,402

	Principal Amount	Value
Repurchase Agreements — 6.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/30/2012, maturity value of $8,440,007, due 4/2/2012(2)	$8,440,000	8,440,000
Total Repurchase Agreements
(Cost $8,440,000)		8,440,000
Total Investments — 102.6%
(Cost $94,706,467)		125,559,402
Other Liabilities, Net — (2.6)%		(3,167,983)
Total Net Assets — 100.0%		$122,391,419

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.00%	8/31/2016	$8,612,850

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Capital Appreciation Fund

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$117,119,402	$—	$—	$117,119,402
Repurchase Agreements	—	8,440,000	—	8,440,000

Total	$117,119,402	$8,440,000	$—	$125,559,402

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Fund

March 31, 2012 (unaudited)	Shares	Value
Common Stocks — 98.9%
Aerospace — 2.8%
BE Aerospace, Inc.(1)	158,290	$7,355,736
HEICO Corp., Class A	221,043	8,874,876
		16,230,612
Asset Management & Custodian — 1.1%
Financial Engines, Inc.(1)	278,373	6,224,420
		6,224,420
Auto Parts — 1.5%
LKQ Corp.(1)	273,826	8,535,156
		8,535,156
Back Office Support, HR and Consulting — 1.0%
Huron Consulting Group, Inc.(1)	154,470	5,801,893
		5,801,893
Banks: Diversified — 1.0%
Signature Bank(1)	91,689	5,780,075
		5,780,075
Biotechnology — 7.0%
Aegerion Pharmaceuticals, Inc.(1)	251,004	3,471,385
Amicus Therapeutics, Inc.(1)	445,110	2,350,181
Dynavax Technologies Corp.(1)	700,170	3,542,860
Halozyme Therapeutics, Inc.(1)	792,504	10,112,351
Idenix Pharmaceuticals, Inc.(1)	265,869	2,602,858
Medivation, Inc.(1)	111,751	8,350,035
Myriad Genetics, Inc.(1)	213,193	5,044,146
NPS Pharmaceuticals, Inc.(1)	743,397	5,084,835
		40,558,651
Building: Roofing, Wallboard & Plumbing — 0.6%
Beacon Roofing Supply, Inc.(1)	133,700	3,444,112
		3,444,112
Commercial Vehicles & Parts — 0.9%
Commercial Vehicle Group, Inc.(1)	435,486	5,317,284
		5,317,284
Communications Technology — 4.0%
Aruba Networks, Inc.(1)	186,793	4,161,748
NETGEAR, Inc.(1)	224,900	8,591,180
Oclaro, Inc.(1)	692,446	2,728,237
Riverbed Technology, Inc.(1)	263,388	7,395,935
		22,877,100
Computer Services, Software & Systems — 13.3%
Aspen Technology, Inc.(1)	395,465	8,118,896
BroadSoft, Inc.(1)	161,857	6,191,030
CommVault Systems, Inc.(1)	137,782	6,839,498
Concur Technologies, Inc.(1)	119,220	6,840,844
EPAM Systems, Inc.(1)	272,828	5,598,431
ExactTarget, Inc.(1)	192,512	5,005,312
Fortinet, Inc.(1)	326,600	9,030,490
Gartner, Inc.(1)	144,531	6,162,802
Informatica Corp.(1)	121,061	6,404,127
Tangoe, Inc.(1)	148,530	2,793,849
Ultimate Software Group, Inc.(1)	111,756	8,189,480
VeriFone Systems, Inc.(1)	110,096	5,710,680
		76,885,439
Computer Technology — 0.6%
Vocera Communications, Inc.(1)	143,520	3,358,368
		3,358,368
Consumer Lending — 1.2%
Portfolio Recovery Associates, Inc.(1)	96,032	6,887,415
		6,887,415
Containers & Packaging — 1.0%
Rock-Tenn Co., Class A	83,462	5,638,693
		5,638,693
Cosmetics — 1.4%
Elizabeth Arden, Inc.(1)	224,840	7,864,903
		7,864,903
Diversified Materials & Processing — 1.4%
Hexcel Corp.(1)	347,488	8,343,187
		8,343,187
Education Services — 1.4%
Grand Canyon Education, Inc.(1)	443,697	7,880,059
		7,880,059
Financial Data & Systems — 1.8%
Wright Express Corp.(1)	156,996	10,162,351
		10,162,351
Foods — 2.0%
The Chefs’ Warehouse, Inc.(1)	222,019	5,137,520
The Hain Celestial Group, Inc.(1)	144,290	6,321,345
		11,458,865
Gold — 0.7%
Allied Nevada Gold Corp.(1)	124,743	4,057,890
		4,057,890
Health Care Management Services — 1.6%
Catalyst Health Solutions, Inc.(1)	96,005	6,118,399
Centene Corp.(1)	68,680	3,363,259
		9,481,658
Health Care Services — 1.9%
HMS Holdings Corp.(1)	181,267	5,657,343
Team Health Holdings, Inc.(1)	260,538	5,356,661
		11,014,004
Insurance: Property-Casualty — 1.5%
AmTrust Financial Services, Inc.	324,943	8,734,468
		8,734,468
Machinery: Industrial — 1.3%
Gardner Denver, Inc.	67,736	4,268,723
Middleby Corp.(1)	34,860	3,527,135
		7,795,858
Machinery: Specialty — 1.6%
Graco, Inc.	170,297	9,035,959
		9,035,959
Medical & Dental Instruments & Supplies — 3.3%
ABIOMED, Inc.(1)	235,502	5,225,789
Align Technology, Inc.(1)	327,394	9,019,705
Endologix, Inc.(1)	325,696	4,771,447
		19,016,941
Medical Equipment — 3.0%
Cyberonics, Inc.(1)	177,242	6,758,238
Dexcom, Inc.(1)	446,931	4,661,490
Zoll Medical Corp.(1)	61,421	5,689,427
		17,109,155
Metal Fabricating — 1.3%
RBC Bearings, Inc.(1)	158,596	7,316,033
		7,316,033
Metals & Minerals: Diversified — 1.4%
Compass Minerals International, Inc.	114,022	8,179,938
		8,179,938
Offshore Drilling & Other Services — 0.9%
Atwood Oceanics, Inc.(1)	110,740	4,971,119
		4,971,119

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Fund

March 31, 2012 (unaudited)	Shares	Value
Oil Well Equipment & Services — 2.2%
Core Laboratories N.V.	58,465	$7,692,240
OYO Geospace Corp.(1)	47,939	5,049,415
		12,741,655
Oil: Crude Producers — 5.3%
Berry Petroleum Co., Class A	135,954	6,407,512
Energy XXI (Bermuda) Ltd.(1)	151,817	5,482,112
GeoResources, Inc.(1)	208,301	6,819,774
Kodiak Oil & Gas Corp.(1)	535,006	5,328,660
Rosetta Resources, Inc.(1)	130,383	6,357,475
		30,395,533
Pharmaceuticals — 2.7%
BioMarin Pharmaceutical, Inc.(1)	234,855	8,043,784
Jazz Pharmaceuticals PLC(1)	162,240	7,863,773
		15,907,557
Production Technology Equipment — 0.7%
FEI Co.(1)	88,530	4,347,708
		4,347,708
Restaurants — 2.1%
BJ’s Restaurants, Inc.(1)	113,488	5,714,121
Caribou Coffee Co., Inc.(1)	341,210	6,360,154
		12,074,275
Scientific Instruments: Pollution Control — 0.9%
Clean Harbors, Inc.(1)	81,908	5,514,866
		5,514,866
Securities Brokerage & Services — 1.5%
FX Alliance, Inc.(1)	213,311	3,344,717
MarketAxess Holdings, Inc.	141,483	5,275,901
		8,620,618
Semiconductors & Components — 5.0%
CEVA, Inc.(1)	61,703	1,401,275
Cree, Inc.(1)	284,310	8,992,725
Inphi Corp.(1)	385,982	5,473,225
Intermolecular, Inc.(1)	408,661	2,537,785
Microsemi Corp.(1)	339,186	7,272,148
SemiLEDs Corp.(1)	862,089	3,431,114
		29,108,272
Specialty Retail — 8.8%
Body Central Corp.(1)	237,461	6,891,118
Cabela’s, Inc.(1)	74,750	2,851,713
Express, Inc.(1)	334,910	8,366,052
Nu Skin Enterprises, Inc., Class A	72,250	4,183,997
Tractor Supply Co.	84,872	7,686,008
Ulta Salon, Cosmetics & Fragrance, Inc.	118,557	11,012,760
Vitamin Shoppe, Inc.(1)	222,446	9,834,338
		50,825,986
Textiles, Apparel & Shoes — 2.7%
Crocs, Inc.(1)	357,975	7,488,837
Under Armour, Inc., Class A(1)	87,052	8,182,888
		15,671,725
Truckers — 3.2%
Old Dominion Freight Line, Inc.(1)	221,981	10,581,834
Roadrunner Transportation Systems, Inc.(1)	451,990	7,842,027
		18,423,861
Utilities: Telecommunications — 1.3%
j2 Global, Inc.	272,105	7,803,971
		7,803,971
Total Common Stocks (Cost $442,019,291)		571,397,633

	Principal Amount	Value
Repurchase Agreements — 2.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/30/2012, maturity value of $16,555,014, due 4/2/2012(2)	$16,555,000	$16,555,000
Total Repurchase Agreements (Cost $16,555,000)		16,555,000
Total Investments — 101.8% (Cost $458,574,291)		587,952,633
Other Liabilities, Net — (1.8)%		(10,552,021)
Total Net Assets — 100.0%		$577,400,612

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	3.125%	5/15/2021	$16,890,582

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Fund

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$571,397,633	$—	$—	$571,397,633
Repurchase Agreements	—	16,555,000	—	16,555,000

Total	$571,397,633	$16,555,000	$—	$587,952,633

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Select Growth Fund

March 31, 2012 (unaudited)	Shares	Value
Common Stocks — 96.1%
Aerospace — 3.7%
BE Aerospace, Inc.(1)	73,056	$3,394,912
HEICO Corp., Class A	81,280	3,263,392
		6,658,304
Auto Parts — 2.1%
LKQ Corp.(1)	123,973	3,864,238
		3,864,238
Back Office Support, HR and Consulting — 2.8%
Huron Consulting Group, Inc.(1)	66,910	2,513,139
Verisk Analytics, Inc., Class A(1)	55,210	2,593,214
		5,106,353
Banks: Diversified — 1.0%
SVB Financial Group(1)	27,200	1,750,048
		1,750,048
Biotechnology — 2.7%
Alexion Pharmaceuticals, Inc.(1)	28,940	2,687,368
Myriad Genetics, Inc.(1)	93,451	2,211,051
		4,898,419
Building: Roofing, Wallboard & Plumbing — 0.9%
Beacon Roofing Supply, Inc.(1)	62,330	1,605,621
		1,605,621
Communications Technology — 3.3%
NETGEAR, Inc.(1)	72,514	2,770,035
Riverbed Technology, Inc.(1)	112,315	3,153,805
		5,923,840
Computer Services, Software & Systems — 12.8%
Aspen Technology, Inc.(1)	163,320	3,352,960
CommVault Systems, Inc.(1)	43,095	2,139,236
Concur Technologies, Inc.(1)	36,650	2,102,977
Fortinet, Inc.(1)	128,607	3,555,983
Gartner, Inc.(1)	56,251	2,398,543
Informatica Corp.(1)	50,275	2,659,547
Ultimate Software Group, Inc.(1)	55,888	4,095,473
VeriFone Systems, Inc.(1)	50,978	2,644,229
		22,948,948
Consumer Lending — 2.0%
Portfolio Recovery Associates, Inc.(1)	50,026	3,587,865
		3,587,865
Containers & Packaging — 1.5%
Rock-Tenn Co., Class A	39,374	2,660,107
		2,660,107
Diversified Materials & Processing — 2.1%
Hexcel Corp.(1)	157,331	3,777,517
		3,777,517
Education Services — 1.6%
Grand Canyon Education, Inc.(1)	160,715	2,854,298
		2,854,298
Financial Data & Systems — 4.0%
Alliance Data Systems Corp.(1)	14,360	1,808,786
Vantiv, Inc., Class A(1)	50,710	995,437
Wright Express Corp.(1)	66,519	4,305,775
		7,109,998
Foods — 1.1%
The Hain Celestial Group, Inc.(1)	46,353	2,030,725
		2,030,725
Health Care Facilities — 1.4%
Brookdale Senior Living, Inc.(1)	130,900	2,450,448
		2,450,448
Health Care Services — 1.5%
HMS Holdings Corp.(1)	85,216	2,659,591
		2,659,591
Household Furnishings — 1.8%
Tempur-Pedic International, Inc.(1)	38,030	3,210,873
		3,210,873
Machinery: Industrial — 1.9%
Gardner Denver, Inc.	29,482	1,857,956
Middleby Corp.(1)	16,250	1,644,175
		3,502,131
Machinery: Specialty — 2.3%
Graco, Inc.	77,500	4,112,150
		4,112,150
Medical & Dental Instruments & Supplies — 2.3%
Align Technology, Inc.(1)	152,334	4,196,802
		4,196,802
Medical Equipment — 3.0%
Cyberonics, Inc.(1)	83,619	3,188,393
Sirona Dental Systems, Inc.(1)	42,310	2,180,657
		5,369,050
Metal Fabricating — 1.6%
RBC Bearings, Inc.(1)	63,222	2,916,431
		2,916,431
Metals & Minerals: Diversified — 2.1%
Compass Minerals International, Inc.	52,428	3,761,185
		3,761,185
Offshore Drilling & Other Services — 1.4%
Atwood Oceanics, Inc.(1)	56,540	2,538,081
		2,538,081
Oil Well Equipment & Services — 4.0%
Core Laboratories N.V.	22,893	3,012,032
Oil States International, Inc.(1)	53,170	4,150,450
		7,162,482
Oil: Crude Producers — 3.0%
Berry Petroleum Co., Class A	52,593	2,478,708
Rosetta Resources, Inc.(1)	59,244	2,888,738
		5,367,446
Pharmaceuticals — 3.6%
Jazz Pharmaceuticals PLC(1)	71,240	3,453,003
Perrigo Co.	29,030	2,999,089
		6,452,092
Production Technology Equipment — 1.4%
Lam Research Corp.(1)	55,260	2,465,701
		2,465,701
Scientific Instruments: Pollution Control — 1.0%
Clean Harbors, Inc.(1)	26,097	1,757,111
		1,757,111
Securities Brokerage & Services — 1.1%
MarketAxess Holdings, Inc.	55,289	2,061,727
		2,061,727
Semiconductors & Components — 5.2%
CEVA, Inc.(1)	17,983	408,394
Cree, Inc.(1)	117,204	3,707,163
Microsemi Corp.(1)	145,219	3,113,495
Skyworks Solutions, Inc.(1)	77,340	2,138,451
		9,367,503
Specialty Retail — 8.5%
Cabela’s, Inc.(1)	22,960	875,924
Nu Skin Enterprises, Inc. Class A	22,660	1,312,241
Tractor Supply Co.	54,267	4,914,420
Ulta Salon, Cosmetics & Fragrance, Inc.	53,805	4,997,946

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Select Growth Fund

March 31, 2012 (unaudited)	Shares	Value
Vitamin Shoppe, Inc.(1)	73,557	$3,251,955
		15,352,486
Textiles, Apparel & Shoes — 3.0%
Under Armour, Inc., Class A(1)	57,247	5,381,218
		5,381,218
Truckers — 2.7%
Old Dominion Freight Line, Inc.(1)	101,050	4,817,053
		4,817,053
Utilities: Telecommunications — 1.7%
j2 Global, Inc.	109,464	3,139,427
		3,139,427
Total Common Stocks (Cost $144,135,217)		172,817,269

	Principal Amount	Value
Repurchase Agreements — 4.3%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/30/2012, maturity value of $7,747,006, due 4/2/2012(2)	$7,747,000	7,747,000
Total Repurchase Agreements (Cost $7,747,000)		7,747,000
Total Investments — 100.4% (Cost $151,882,217)		180,564,269
Other Liabilities, Net — (0.4)%		(774,254)
Total Net Assets — 100.0%		$179,790,015

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	3.125%	5/15/2021	$7,903,497

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs			Total
Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$172,817,269	$—	$—	$172,817,269
Repurchase Agreements	—	7,747,000	—	7,747,000

Total	$172,817,269	$7,747,000	$—	$180,564,269

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Mid Cap Growth Fund

March 31, 2012 (unaudited)	Shares	Value
Common Stocks — 98.0%
Aerospace — 1.8%
BE Aerospace, Inc.(1)	25,030	$1,163,144
		1,163,144
Asset Management & Custodian — 1.2%
Affiliated Managers Group, Inc.(1)	6,800	760,308
		760,308
Auto Parts — 2.2%
LKQ Corp.(1)	44,520	1,387,688
		1,387,688
Back Office Support, HR and Consulting — 1.4%
Verisk Analytics, Inc., Class A(1)	19,540	917,794
		917,794
Banks: Diversified — 1.0%
SVB Financial Group(1)	9,610	618,307
		618,307
Biotechnology — 3.1%
Alexion Pharmaceuticals, Inc.(1)	13,610	1,263,825
Regeneron Pharmaceuticals, Inc.(1)	6,010	700,886
		1,964,711
Chemicals: Diversified — 3.9%
Ecolab, Inc.	19,240	1,187,493
FMC Corp.	12,305	1,302,607
		2,490,100
Communications Technology — 2.2%
NETGEAR, Inc.(1)	14,430	551,226
Riverbed Technology, Inc.(1)	30,910	867,953
		1,419,179
Computer Services, Software & Systems — 10.2%
Equinix, Inc.(1)	4,120	648,694
F5 Networks, Inc.(1)	6,300	850,248
Fortinet, Inc.(1)	43,325	1,197,936
Gartner, Inc.(1)	16,850	718,484
Intuit, Inc.	20,900	1,256,717
Salesforce.com, Inc.(1)	6,250	965,687
VeriFone Systems, Inc.(1)	18,310	949,740
		6,587,506
Computer Technology — 1.4%
SanDisk Corp.(1)	18,830	933,780
		933,780
Containers & Packaging — 1.2%
Rock-Tenn Co., Class A	11,160	753,970
		753,970
Diversified Materials & Processing — 2.1%
Hexcel Corp.(1)	56,490	1,356,325
		1,356,325
Diversified Retail — 2.2%
Nordstrom, Inc.	25,360	1,413,059
		1,413,059
Drug & Grocery Store Chains — 1.6%
Whole Foods Market, Inc.	12,150	1,010,880
		1,010,880
Financial Data & Systems — 3.9%
Alliance Data Systems Corp.(1)	5,070	638,617
Vantiv, Inc., Class A(1)	17,890	351,181
Wright Express Corp.(1)	23,500	1,521,155
		2,510,953
Foods — 2.0%
McCormick & Co., Inc.	23,210	1,263,320
		1,263,320
Gold — 0.9%
Allied Nevada Gold Corp.(1)	18,580	604,407
		604,407
Health Care Facilities — 1.1%
Brookdale Senior Living, Inc.(1)	38,760	725,587
		725,587
Health Care Services — 2.0%
Cerner Corp.(1)	17,060	1,299,290
		1,299,290
Household Furnishings — 2.1%
Tempur-Pedic International, Inc.(1)	15,740	1,328,928
		1,328,928
Leisure Time — 1.5%
Priceline.com, Inc.(1)	1,330	954,275
		954,275
Machinery: Industrial — 1.9%
Gardner Denver, Inc.	10,530	663,601
Middleby Corp.(1)	5,790	585,832
		1,249,433
Machinery: Specialty — 2.3%
Graco, Inc.	27,560	1,462,334
		1,462,334
Medical Equipment — 4.2%
Hologic, Inc.(1)	30,310	653,181
Illumina, Inc.(1)	10,830	569,766
Intuitive Surgical, Inc.(1)	1,610	872,217
Sirona Dental Systems, Inc.(1)	12,080	622,603
		2,717,767
Metals & Minerals: Diversified — 2.0%
Compass Minerals International, Inc.	17,940	1,287,016
		1,287,016
Offshore Drilling & Other Services — 1.4%
Atwood Oceanics, Inc.(1)	20,150	904,533
		904,533
Oil Well Equipment & Services — 4.9%
Cameron International Corp.(1)	12,440	657,205
Core Laboratories N.V.	8,177	1,075,848
Oil States International, Inc.(1)	18,300	1,428,498
		3,161,551
Oil: Crude Producers — 3.1%
Cabot Oil & Gas Corp.	14,300	445,731
Concho Resources, Inc.(1)	9,170	936,074
Southwestern Energy Co.(1)	19,560	598,536
		1,980,341
Pharmaceuticals — 1.5%
Perrigo Co.	9,250	955,617
		955,617
Production Technology Equipment — 1.5%
Lam Research Corp.(1)	22,010	982,086
		982,086
Restaurants — 1.5%
Starbucks Corp.	17,120	956,837
		956,837
Scientific Instruments: Control & Filter — 0.9%
Roper Industries, Inc.	6,100	604,876
		604,876
Scientific Instruments: Electrical — 1.2%
AMETEK, Inc.	15,360	745,114
		745,114

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Mid Cap Growth Fund

March 31, 2012 (unaudited)	Shares	Value
Securities Brokerage & Services — 1.5%
IntercontinentalExchange, Inc.(1)	6,950	$955,069
		955,069
Semiconductors & Components — 6.0%
Avago Technologies Ltd.	34,440	1,342,127
Broadcom Corp., Class A(1)	23,830	936,519
Cree, Inc.(1)	50,230	1,588,775
		3,867,421
Specialty Retail — 10.3%
Advance Auto Parts, Inc.	11,640	1,030,955
Limited Brands, Inc.	27,110	1,301,280
Nu Skin Enterprises, Inc., Class A	11,000	637,010
Ross Stores, Inc.	13,710	796,551
Tractor Supply Co.	15,520	1,405,491
Ulta Salon, Cosmetics & Fragrance, Inc.	15,620	1,450,942
		6,622,229
Textiles, Apparel & Shoes — 2.5%
Coach, Inc.	16,540	1,278,211
Michael Kors Holdings Ltd.(1)	7,460	347,562
		1,625,773
Truckers — 2.3%
Old Dominion Freight Line, Inc.(1)	31,050	1,480,153
		1,480,153
Total Common Stocks (Cost $46,480,224)		63,021,661

	Principal Amount	Value
Repurchase Agreements — 2.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/30/2012, maturity value of $1,543,001, due 4/2/2012(2)	$1,543,000	1,543,000
Total Repurchase Agreements (Cost $1,543,000)		1,543,000
Total Investments — 100.4% (Cost $48,023,224)		64,564,661
Other Liabilities, Net — (0.4)%		(234,889)
Total Net Assets — 100.0%		$64,329,772

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	3.125%	5/15/2021	$1,575,114

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs			Total
Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$63,021,661	$—	$—	$63,021,661
Repurchase Agreements	—	1,543,000	—	1,543,000

Total	$63,021,661	$1,543,000	$—	$64,564,661

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Growth Fund

March 31, 2012 (unaudited)	Shares	Value
Common Stocks — 98.9%
Aerospace — 1.5%
United Technologies Corp.	18,990	$1,575,031
		1,575,031
Asset Management & Custodian — 1.4%
Affiliated Managers Group, Inc.(1)	13,570	1,517,262
		1,517,262
Back Office Support, HR and Consulting — 2.5%
Accenture PLC, Class A	17,508	1,129,266
Verisk Analytics, Inc., Class A(1)	33,159	1,557,478
		2,686,744
Biotechnology — 4.2%
Alexion Pharmaceuticals, Inc.(1)	15,039	1,396,522
Baxter International, Inc.	23,447	1,401,662
Biogen Idec, Inc.(1)	14,450	1,820,266
		4,618,450
Chemicals: Diversified — 3.9%
Ecolab, Inc.	33,017	2,037,809
FMC Corp.	21,123	2,236,081
		4,273,890
Communications Technology — 1.8%
QUALCOMM, Inc.	29,347	1,996,183
		1,996,183
Computer Services, Software & Systems — 10.1%
Equinix, Inc.(1)	6,970	1,097,427
F5 Networks, Inc.(1)	8,680	1,171,453
Google, Inc., Class A(1)	3,780	2,423,887
Intuit, Inc.	25,280	1,520,086
Microsoft Corp.	98,500	3,176,625
Salesforce.com, Inc.(1)	10,710	1,654,802
		11,044,280
Computer Technology — 12.6%
Apple, Inc.(1)	12,880	7,721,174
EMC Corp.(1)	44,770	1,337,728
International Business Machines Corp.	9,510	1,984,261
NetApp, Inc.(1)	25,130	1,125,070
SanDisk Corp.(1)	31,850	1,579,441
		13,747,674
Consumer Services: Miscellaneous — 2.2%
eBay, Inc.(1)	64,760	2,388,996
		2,388,996
Copper — 1.1%
Freeport-McMoran Copper & Gold, Inc.	32,810	1,248,092
		1,248,092
Diversified Manufacturing Operations — 1.9%
Danaher Corp.	37,701	2,111,256
		2,111,256
Diversified Retail — 5.8%
Amazon.com, Inc.(1)	10,600	2,146,606
Costco Wholesale Corp.	21,078	1,913,883
Nordstrom, Inc.	40,585	2,261,396
		6,321,885
Drug & Grocery Store Chains — 1.7%
Whole Foods Market, Inc.	22,000	1,830,400
		1,830,400
Financial Data & Systems — 2.5%
Alliance Data Systems Corp.(1)	8,620	1,085,775
MasterCard, Inc., Class A	3,770	1,585,436
		2,671,211
Foods — 1.7%
McCormick & Co., Inc.	33,361	1,815,839
		1,815,839
Health Care Services — 3.4%
Cerner Corp.(1)	24,373	1,856,248
Medco Health Solutions, Inc.(1)	25,560	1,796,868
		3,653,116
Machinery: Construction & Handling — 1.2%
Caterpillar, Inc.	12,430	1,324,044
		1,324,044
Medical Equipment — 0.9%
Illumina, Inc.(1)	18,180	956,450
		956,450
Oil Well Equipment & Services — 2.0%
Cameron International Corp.(1)	21,154	1,117,566
Schlumberger Ltd.	15,470	1,081,817
		2,199,383
Oil: Crude Producers — 4.2%
Concho Resources, Inc.(1)	15,698	1,602,452
Occidental Petroleum Corp.	20,124	1,916,409
Southwestern Energy Co.(1)	32,964	1,008,698
		4,527,559
Oil: Integrated — 4.0%
Exxon Mobil Corp.	50,110	4,346,040
		4,346,040
Pharmaceuticals — 4.1%
Gilead Sciences, Inc.(1)	61,530	3,005,740
Perrigo Co.	13,800	1,425,678
		4,431,418
Restaurants — 4.1%
McDonald’s Corp.	18,340	1,799,154
Starbucks Corp.	48,062	2,686,185
		4,485,339
Scientific Instruments: Electrical — 1.2%
AMETEK, Inc.	25,756	1,249,423
		1,249,423
Securities Brokerage & Services — 1.5%
IntercontinentalExchange, Inc.(1)	11,770	1,617,433
		1,617,433
Semiconductors & Components — 4.9%
Avago Technologies Ltd.	43,781	1,706,146
Broadcom Corp., Class A(1)	39,590	1,555,887
Cree, Inc.(1)	64,942	2,054,115
		5,316,148
Specialty Retail — 3.4%
Limited Brands, Inc.	42,310	2,030,880
The Home Depot, Inc.	33,590	1,689,913
		3,720,793
Textiles, Apparel & Shoes — 3.5%
Coach, Inc.	30,896	2,387,643
NIKE, Inc., Class B	13,530	1,467,193
		3,854,836
Tobacco — 2.7%
Philip Morris International, Inc.	32,937	2,918,548
		2,918,548
Transportation Miscellaneous — 2.9%
United Parcel Service, Inc., Class B	39,361	3,177,220
		3,177,220
Total Common Stocks (Cost $78,182,017)		107,624,943

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Growth Fund

March 31, 2012 (unaudited)	Principal Amount	Value
Repurchase Agreements — 0.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/30/2012, maturity value of $1,048,001, due 4/2/2012(2)	$1,048,000	$1,048,000
Total Repurchase Agreements (Cost $1,048,000)		1,048,000
Total Investments — 99.8% (Cost $79,230,017)		108,672,943
Other Assets, Net — 0.2%		170,592
Total Net Assets — 100.0%		$108,843,535

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	3.125%	5/15/2021	$1,072,418

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$107,624,943	$—	$—	$107,624,943
Repurchase Agreements	—	1,048,000	—	1,048,000

Total	$107,624,943	$1,048,000	$—	$108,672,943

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Technology Fund

March 31, 2012 (unaudited)	Shares	Value
Common Stocks — 97.5%
Biotechnology — 0.8%
Halozyme Therapeutics, Inc.(1)	149,020	$1,901,495
		1,901,495
Communications Technology — 14.8%
Allot Communications Ltd.(1)	76,970	1,789,553
Aruba Networks, Inc.(1)	78,570	1,750,540
Calix, Inc.(1)	264,360	2,254,991
Cisco Systems, Inc.	167,230	3,536,914
Finisar Corp.(1)	176,800	3,562,520
Infinera Corp.(1)	207,440	1,684,413
NETGEAR, Inc.(1)	81,931	3,129,764
Procera Networks, Inc.(1)	102,640	2,295,030
QUALCOMM, Inc.	163,860	11,145,757
Riverbed Technology, Inc.(1)	89,730	2,519,618
Sonus Networks, Inc.(1)	951,760	2,760,104
		36,429,204
Computer Services, Software & Systems — 35.7%
Aspen Technology, Inc.(1)	149,640	3,072,109
BroadSoft, Inc.(1)	47,030	1,798,898
Citrix Systems, Inc.(1)	47,040	3,711,926
Cognizant Technology Solutions Corp., Class A(1)	78,480	6,039,036
CommVault Systems, Inc.(1)	37,350	1,854,054
Concur Technologies, Inc.(1)	50,600	2,903,428
EPAM Systems, Inc.(1)	62,480	1,282,090
ExactTarget, Inc.(1)	81,480	2,118,480
Fortinet, Inc.(1)	215,673	5,963,358
Google, Inc., Class A(1)	13,710	8,791,400
Informatica Corp.(1)	42,080	2,226,032
Intuit, Inc.	81,870	4,922,843
MICROS Systems, Inc.(1)	43,260	2,391,845
Microsoft Corp.	260,760	8,409,510
Nuance Communications, Inc.(1)	101,080	2,585,626
QLIK Technologies, Inc.(1)	100,870	3,227,840
RADWARE Ltd.(1)	104,070	3,896,381
Salesforce.com, Inc.(1)	19,630	3,033,031
Sourcefire, Inc.(1)	89,420	4,303,785
Synacor, Inc.(1)	307,810	2,327,044
Tangoe, Inc.(1)	63,090	1,186,723
Teradata Corp.(1)	38,220	2,604,693
Ultimate Software Group, Inc.(1)	27,970	2,049,642
VeriFone Systems, Inc.(1)	50,430	2,615,804
VMware, Inc., Class A(1)	38,300	4,303,771
		87,619,349
Computer Technology — 21.1%
Apple, Inc.(1)	36,560	21,916,623
EMC Corp.(1)	287,440	8,588,707
Fusion-io, Inc.(1)	125,030	3,552,102
OCZ Technology Group, Inc.(1)	1,017,880	7,104,803
SanDisk Corp.(1)	92,560	4,590,051
Silicon Graphics International Corp.(1)	586,390	5,676,255
Vocera Communications, Inc.(1)	18,770	439,218
		51,867,759
Consumer Electronics — 1.5%
NetEase.com, Inc., ADR(1)	31,770	1,845,837
Perfect World Co. Ltd. ADR	115,540	1,869,437
		3,715,274

Consumer Services: Miscellaneous — 2.0%
eBay, Inc.(1)	130,090	4,799,020
		4,799,020
Diversified Retail — 1.9%
Amazon.com, Inc.(1)	23,610	4,781,261
		4,781,261
Energy Equipment — 0.6%
GT Advanced Technologies, Inc.(1)	191,140	1,580,728
		1,580,728
Leisure Time — 1.5%
HomeAway, Inc.(1)	30,920	784,440
Priceline.com, Inc.(1)	3,860	2,769,550
		3,553,990
Pharmaceuticals — 1.5%
Gilead Sciences, Inc.(1)	75,510	3,688,664
		3,688,664
Production Technology Equipment — 1.1%
Lam Research Corp.(1)	59,660	2,662,029
		2,662,029
Semiconductors & Components — 14.2%
Avago Technologies Ltd.	127,330	4,962,050
Broadcom Corp., Class A(1)	151,740	5,963,382
CEVA, Inc.(1)	25,726	584,238
Cree, Inc.(1)	245,900	7,777,817
Hittite Microwave Corp.(1)	40,480	2,198,469
Inphi Corp.(1)	160,430	2,274,897
Intermolecular, Inc.(1)	240,050	1,490,711
Microsemi Corp.(1)	103,590	2,220,970
O2Micro International Ltd., ADR(1)	254,512	1,427,812
Rubicon Technology, Inc.(1)	169,370	1,766,529
SemiLEDs Corp.(1)	444,160	1,767,757
Spreadtrum Communications, Inc., ADR	149,840	2,472,360
		34,906,992
Telecommunications Equipment — 0.8%
Ubiquiti Networks, Inc.(1)	65,050	2,057,532
		2,057,532
Total Common Stocks (Cost $179,728,538)		239,563,297

	Principal Amount	Value
Repurchase Agreements — 5.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.01,%, dated 3/30/2012, maturity value of $12,716,011, due 4/2/2012(2)	$12,716,000	12,716,000
Total Repurchase Agreements (Cost $12,716,000)		12,716,000
Total Investments — 102.7% (Cost $192,444,538)		252,279,297
Other Liabilities, Net — (2.7)%		(6,730,633)
Total Net Assets — 100.0%		$245,548,664

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.875%	10/31/2017	$12,973,147

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Technology Fund

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$239,563,297	$—	$—	$239,563,297
Repurchase Agreements	—	12,716,000	—	12,716,000

Total	$239,563,297	$12,716,000	$—	$252,279,297

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Equity Fund

March 31, 2012 (unaudited)	Shares	Value
Common Stocks — 99.4%
Aerospace — 2.8%
BE Aerospace, Inc.(1)	31,399	$1,459,112
HEICO Corp., Class A	43,607	1,750,821
		3,209,933
Asset Management & Custodian — 1.1%
Financial Engines, Inc.(1)	55,649	1,244,312
		1,244,312
Auto Parts — 1.5%
LKQ Corp.(1)	54,720	1,705,622
		1,705,622
Back Office Support, HR and Consulting — 2.0%
Huron Consulting Group, Inc.(1)	30,600	1,149,336
Robert Half International, Inc.	38,516	1,167,035
		2,316,371
Banks: Diversified — 1.0%
Signature Bank(1)	18,301	1,153,695
		1,153,695
Biotechnology — 6.9%
Aegerion Pharmaceuticals, Inc.(1)	49,099	679,039
Amicus Therapeutics, Inc.(1)	89,000	469,920
Dynavax Technologies Corp.(1)	139,200	704,352
Halozyme Therapeutics, Inc.(1)	156,566	1,997,782
Idenix Pharmaceuticals, Inc.(1)	52,429	513,280
Medivation, Inc.(1)	22,005	1,644,214
Myriad Genetics, Inc.(1)	41,558	983,262
NPS Pharmaceuticals, Inc.(1)	147,042	1,005,767
		7,997,616
Building: Roofing, Wallboard & Plumbing — 0.6%
Beacon Roofing Supply, Inc.(1)	26,700	687,792
		687,792
Commercial Vehicles & Parts — 0.9%
Commercial Vehicle Group, Inc.(1)	87,064	1,063,051
		1,063,051
Communications Technology — 3.9%
Aruba Networks, Inc.(1)	37,576	837,194
NETGEAR, Inc.(1)	43,941	1,678,546
Oclaro, Inc.(1)	138,312	544,949
Riverbed Technology, Inc.(1)	51,826	1,455,274
		4,515,963
Computer Services, Software & Systems — 13.2%
Aspen Technology, Inc.(1)	77,869	1,598,651
BroadSoft, Inc.(1)	32,062	1,226,372
CommVault Systems, Inc.(1)	27,310	1,355,668
Concur Technologies, Inc.(1)	23,900	1,371,382
EPAM Systems, Inc.(1)	54,042	1,108,942
ExactTarget, Inc.(1)	38,700	1,006,200
Fortinet, Inc.(1)	64,258	1,776,734
Gartner, Inc.(1)	28,548	1,217,287
Informatica Corp.(1)	23,928	1,265,791
Tangoe, Inc.(1)	29,700	558,657
Ultimate Software Group, Inc.(1)	21,658	1,587,098
VeriFone Systems, Inc.(1)	22,035	1,142,955
		15,215,737
Computer Technology — 0.6%
Vocera Communications, Inc.(1)	28,700	671,580
		671,580

Consumer Lending — 1.2%
Portfolio Recovery Associates, Inc.(1)	19,220	1,378,458
		1,378,458
Containers & Packaging — 1.0%
Rock-Tenn Co., Class A	16,730	1,130,279
		1,130,279
Cosmetics — 1.4%
Elizabeth Arden, Inc.(1)	44,900	1,570,602
		1,570,602
Diversified Materials & Processing — 1.4%
Hexcel Corp.(1)	69,510	1,668,935
		1,668,935
Education Services — 1.3%
Grand Canyon Education, Inc.(1)	87,680	1,557,197
		1,557,197
Financial Data & Systems — 1.8%
Wright Express Corp.(1)	31,461	2,036,471
		2,036,471
Foods — 2.0%
The Chefs’ Warehouse, Inc.(1)	44,396	1,027,323
The Hain Celestial Group, Inc.(1)	29,050	1,272,681
		2,300,004
Gold — 0.7%
Allied Nevada Gold Corp.(1)	25,122	817,219
		817,219
Health Care Management Services — 1.6%
Catalyst Health Solutions, Inc.(1)	18,924	1,206,026
Centene Corp.(1)	13,700	670,889
		1,876,915
Health Care Services — 1.9%
HMS Holdings Corp.(1)	35,914	1,120,876
Team Health Holdings, Inc.(1)	52,218	1,073,602
		2,194,478
Insurance: Property-Casualty — 1.5%
AmTrust Financial Services, Inc.	65,363	1,756,957
		1,756,957
Machinery: Industrial — 1.3%
Gardner Denver, Inc.	13,521	852,093
Middleby Corp.(1)	7,000	708,260
		1,560,353
Machinery: Specialty — 1.6%
Graco, Inc.	34,146	1,811,787
		1,811,787
Medical & Dental Instruments & Supplies — 3.3%
ABIOMED, Inc.(1)	46,583	1,033,677
Align Technology, Inc.(1)	64,727	1,783,229
Endologix, Inc.(1)	64,455	944,265
		3,761,171
Medical Equipment — 3.0%
Cyberonics, Inc.(1)	35,521	1,354,416
Dexcom, Inc.(1)	88,277	920,729
Zoll Medical Corp.(1)	12,283	1,137,774
		3,412,919
Metal Fabricating — 1.3%
RBC Bearings, Inc.(1)	31,746	1,464,443
		1,464,443
Metals & Minerals: Diversified — 1.4%
Compass Minerals International, Inc.	22,493	1,613,648
		1,613,648

Offshore Drilling & Other Services — 0.9%
Atwood Oceanics, Inc.(1)	22,100	992,069
		992,069

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Equity Fund

March 31, 2012 (unaudited)	Shares	Value
Oil Well Equipment & Services — 2.2%
Core Laboratories N.V.	11,736	$1,544,106
OYO Geospace Corp.(1)	9,567	1,007,692
		2,551,798
Oil: Crude Producers — 5.3%
Berry Petroleum Co., Class A	27,169	1,280,475
Energy XXI Bermuda Ltd.(1)	30,302	1,094,205
GeoResources, Inc.(1)	41,612	1,362,377
Kodiak Oil & Gas Corp.(1)	106,950	1,065,222
Rosetta Resources, Inc.(1)	25,947	1,265,176
		6,067,455
Pharmaceuticals — 2.7%
BioMarin Pharmaceutical, Inc.(1)	45,732	1,566,321
Jazz Pharmaceuticals PLC(1)	32,410	1,570,913
		3,137,234
Production Technology Equipment — 0.8%
FEI Co.(1)	17,800	874,158
		874,158
Restaurants — 2.1%
BJ’s Restaurants, Inc.(1)	22,250	1,120,287
Caribou Coffee Co., Inc.(1)	68,000	1,267,520
		2,387,807
Scientific Instruments: Pollution Control — 0.9%
Clean Harbors, Inc.(1)	15,997	1,077,078
		1,077,078
Securities Brokerage & Services — 1.5%
FX Alliance, Inc.(1)	43,168	676,874
MarketAxess Holdings, Inc.	28,382	1,058,365
		1,735,239
Semiconductors & Components — 5.0%
CEVA, Inc.(1)	12,381	281,172
Cree, Inc.(1)	56,841	1,797,881
Inphi Corp.(1)	76,246	1,081,168
Intermolecular, Inc.(1)	81,723	507,500
Microsemi Corp.(1)	66,856	1,433,393
SemiLEDs Corp.(1)	176,368	701,945
		5,803,059
Specialty Retail — 8.7%
Body Central Corp.(1)	47,633	1,382,310
Cabela’s, Inc.(1)	14,900	568,435
Express, Inc.(1)	65,033	1,624,524
Nu Skin Enterprises, Inc., Class A	14,500	839,695
Tractor Supply Co.	16,981	1,537,799
Ulta Salon, Cosmetics & Fragrance, Inc.	23,080	2,143,901
Vitamin Shoppe, Inc.(1)	44,583	1,971,015
		10,067,679
Textiles, Apparel & Shoes — 2.7%
Crocs, Inc.(1)	69,163	1,446,890
Under Armour, Inc., Class A(1)	17,381	1,633,814
		3,080,704
Truckers — 3.1%
Old Dominion Freight Line, Inc.(1)	43,082	2,053,719
Roadrunner Transportation Systems, Inc.(1)	90,900	1,577,115
		3,630,834
Utilities: Telecommunications — 1.3%
j2 Global, Inc.	53,444	1,532,774
		1,532,774
Total Common Stocks (Cost $93,918,760)		114,631,396

March 31, 2012 (unaudited)	Principal Amount	Value
Repurchase Agreements — 2.5%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/30/2012, maturity value of $2,870,002, due 4/2/2012(2)	$2,870,000	$2,870,000
Total Repurchase Agreements (Cost $2,870,000)		2,870,000
Total Investments — 101.9% (Cost $96,788,760)		117,501,396
Other Liabilities, Net — (1.9)%		(2,140,180)
Total Net Assets — 100.0%		$115,361,216

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	3.125%	5/15/2021	$2,932,393

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Equity Fund

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$114,631,396	$—	$—	$114,631,396
Repurchase Agreements	—	2,870,000	—	2,870,000

Total	$114,631,396	$2,870,000	$—	$117,501,396

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International Growth Fund

March 31, 2012 (unaudited)	Shares	Value
Common Stocks — 95.5%
Australia — 7.0%
Brambles Ltd.	1,122,222	$8,256,638
Fortescue Metals Group Ltd.	2,098,633	12,664,201
James Hardie Industries SE	424,237	3,389,962
Woodside Petroleum Ltd.	291,700	10,542,068
Woolworths Ltd.	293,194	7,895,501
		42,748,370
Brazil — 1.7%
BM&F BOVESPA S.A.	892,200	5,493,619
OGX Petroleo e Gas Participacoes S.A.(1)	622,800	5,151,760
		10,645,379
Chile — 0.5%
Sociedad Quimica y Minera de Chile S.A., ADR	56,000	3,285,520
		3,285,520
Denmark — 3.2%
Novo Nordisk A/S, Class B	97,777	13,577,278
Novozymes A/S, B Shares	176,885	5,164,314
Vestas Wind Systems A/S(1)	106,953	1,087,766
		19,829,358
France — 6.7%
Essilor International S.A.	103,739	9,249,011
L’Oreal S.A.	120,876	14,918,724
PPR	97,720	16,812,223
		40,979,958
Germany — 5.1%
Adidas AG	147,771	11,546,925
Aixtron AG	316,031	5,462,548
Axel Springer AG	63,740	3,220,128
HeidelbergCement AG	89,736	5,418,588
SMA Solar Technology AG	49,311	2,235,202
TUI AG(1)	419,309	3,116,515
		30,999,906
Hong Kong — 2.2%
AIA Group Ltd.	1,688,600	6,199,047
Hong Kong Exchanges & Clearing Ltd.	427,800	7,194,506
		13,393,553
India — 0.9%
Housing Development Finance Corp. Ltd.	245,600	3,250,203
Reliance Capital Ltd.	304,739	2,332,020
		5,582,223
Israel — 1.0%
Teva Pharmaceutical Industries Ltd., ADR	139,300	6,276,858
		6,276,858
Italy — 0.9%
Fiat SpA	918,000	5,397,473
		5,397,473
Japan — 9.3%
Canon, Inc.	150,600	7,204,112
Gree, Inc.	340,800	8,586,671
Hoya Corp.	216,600	4,891,312
Kyocera Corp.	32,900	3,043,208
Nintendo Co. Ltd.	14,000	2,126,388
Rakuten, Inc.	15,750	16,509,192
Rohm Co. Ltd.	56,300	2,793,658
SMC Corp.	59,200	9,473,815
Yamada Denki Co. Ltd.	37,930	2,382,214
		57,010,570
Luxembourg — 0.0%
Reinet Investments SCA(1)	3,406	63,150
		63,150
People’s Republic of China — 9.8%
Baidu, Inc., ADR(1)	221,200	32,244,324
China Merchants Bank Co. Ltd., H shares	2,399,400	4,904,361
CNOOC Ltd.	2,128,000	4,355,954
Ports Design Ltd.(2)	219,000	319,683
Tencent Holdings Ltd.	640,000	17,881,749
		59,706,071
Peru — 0.6%
Credicorp Ltd.	28,283	3,728,265
		3,728,265
Singapore — 0.6%
Singapore Exchange Ltd.	628,000	3,473,561
		3,473,561
South Africa — 0.3%
Impala Platinum Holdings Ltd.	86,200	1,702,382
		1,702,382
South Korea — 2.1%
Celltrion, Inc.	105,999	3,460,124
Samsung Electronics Co. Ltd.	8,325	9,391,050
		12,851,174
Spain — 4.3%
Banco Santander S.A.	1,405,418	10,807,726
Industria de Diseno Textil S.A.	164,782	15,769,449
		26,577,175
Sweden — 8.4%
Alfa Laval AB	353,934	7,282,020
Atlas Copco AB, Class B	966,232	20,827,359
Oriflame Cosmetics S.A., SDR	85,941	3,315,338
Sandvik AB	615,307	8,878,641
Svenska Handelsbanken AB, Class A	353,623	11,273,902
		51,577,260
Switzerland — 8.1%
ABB Ltd. (Reg S)(1)	380,766	7,792,595
Compagnie Financiere Richemont S.A., Class A	269,544	16,895,111
Geberit AG(1)	41,241	8,617,244
Syngenta AG (Reg S)(1)	37,244	12,833,611
The Swatch Group AG	6,895	3,169,704
		49,308,265
Taiwan — 1.1%
Taiwan Semiconductor Mfg. Co. Ltd., ADR	418,807	6,399,371
		6,399,371
Turkey — 1.4%
Turkiye Garanti Bankasi A.S., ADR(2)	2,254,317	8,823,043
		8,823,043
United Kingdom — 20.3%
ARM Holdings PLC	1,382,000	13,038,467
BG Group PLC	369,227	8,561,143
BHP Billiton PLC	545,100	16,705,771
British American Tobacco PLC	297,600	14,991,478
Meggitt PLC	1,349,960	8,728,995
Prudential PLC	1,338,200	16,034,870
Rolls-Royce Holdings PLC(1)	1,145,000	14,874,649
SABMiller PLC	258,000	10,360,583
Signet Jewelers Ltd.	85,697	4,116,722
Standard Chartered PLC	677,857	16,927,209
		124,339,887
Total Common Stocks (Cost $542,604,634)		584,698,772

	Shares	Value
Preferred Stocks — 1.9%
Brazil — 1.1%
Itau Unibanco Holding S.A., ADR	336,840	6,463,960
		6,463,960

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International Growth Fund

March 31, 2012 (unaudited)	Shares	Value
Germany — 0.8%
Porsche Automobil Holding SE	86,250	$5,090,250
		5,090,250
Total Preferred Stocks (Cost $11,205,895)		11,554,210

	Principal Amount	Value
Repurchase Agreements — 1.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/30/2012, maturity value of $8,728,007, due 4/2/2012(3)	$8,728,000	8,728,000
Total Repurchase Agreements (Cost $8,728,000)		8,728,000
Total Investments — 98.8% (Cost $562,538,529)		604,980,982
Other Assets, Net — 1.2%		7,544,707
Total Net Assets — 100.0%		$612,525,689

(1)	Non-income producing security.
(2)	Fair valued security.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	3.125%	5/15/2021	$8,903,303

Legend:

ADR — American Depositary Receipt.

SDR — Swedish Depository Receipt.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$62,579,717	$521,799,372	*	$319,683	$584,698,772
Preferred Stocks	6,463,960	5,090,250	*	—	11,554,210
Repurchase Agreements	—	8,728,000		—	8,728,000

Total	$69,043,677	$535,617,622		$319,683	$604,980,982

*	Certain foreign securities values were determined by a pricing service using pricing models. These investments in securities with an amount of $518,066,579 were classified as Level 2 rather than Level 1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 12/31/2011	$—
Change in unrealized appreciation/depreciation	—
Net realized gain/loss	—
Net purchases/sales	—
Net transfers in and/or out of Level 3	319,683

Balance as of 3/31/2012	$319,683

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets Fund

March 31, 2012 (unaudited)	Shares	Value
Common Stocks — 89.4%
Brazil — 5.1%
Embraer S.A., ADR	680,600	$21,765,588
MercadoLibre, Inc.	152,950	14,956,980
Petroleo Brasileiro S.A., ADR	332,700	8,836,512
Vale S.A., ADR	2,108,500	49,191,305
		94,750,385
Egypt — 0.5%
Commercial International Bank Egypt SAE	979,611	4,086,942
Egyptian Financial Group-Hermes Holding SAE(1)	2,612,510	5,828,247
		9,915,189
Ghana — 2.5%
Tullow Oil PLC	1,910,100	46,685,943
		46,685,943
India — 5.9%
ACC Ltd.	463,900	12,364,341
GAIL India Ltd.	1,366,447	10,068,827
Hero Motocorp Ltd.	410,500	16,569,475
Housing Development Finance Corp. Ltd.	1,440,800	19,067,150
Infrastructure Development Finance Co. Ltd.	7,051,000	18,669,153
Mahindra & Mahindra Ltd.	1,275,400	17,504,027
Niko Resources Ltd.	458,400	16,126,378
		110,369,351
Indonesia — 5.0%
PT Astra International Tbk	2,521,500	20,402,024
PT Bank Negara Indonesia (Persero) Tbk	21,345,000	9,353,256
PT Bank Rakyat Indonesia Tbk	22,287,500	16,985,568
PT Bumi Resources Tbk	68,635,500	17,611,023
PT Semen Gresik (Persero) Tbk	13,266,500	17,811,240
PT Tambang Batubara Bukit Asam Tbk	5,018,500	11,260,789
		93,423,900
Kazakhstan — 0.7%
Kazakhmys PLC	918,000	13,364,848
		13,364,848
Kurdistan — 2.5%
Gulf Keystone Petroleum Ltd.(1)	11,258,631	47,341,463
		47,341,463
Liberia — 2.0%
African Petroleum Corp. Ltd.(1)	21,591,600	38,021,610
		38,021,610
Malaysia — 1.6%
CIMB Group Holdings Berhad	5,712,200	14,344,517
Public Bank Berhad	3,641,700	16,289,690
		30,634,207
Mexico — 2.4%
America Movil S.A.B. de C.V., ADR, Series L	626,200	15,548,546
Wal-Mart de Mexico S.A.B. de C.V.	8,580,844	28,793,293
		44,341,839
Namibia — 0.8%
Chariot Oil & Gas Ltd.(1)	4,795,035	15,185,411
		15,185,411
People’s Republic of China — 17.2%
Baidu, Inc., ADR(1)	235,900	34,387,143
Bank of China Ltd., H shares	50,164,300	20,185,951
China Construction Bank Corp., H shares	23,928,510	18,499,255
China National Building Material Co. Ltd., H shares	8,704,000	10,986,191
China Petroleum & Chemical Corp., H shares	16,546,000	17,993,656
China Railway Construction Corp. Ltd., H shares	27,343,500	17,044,379
China Resources Enterprise Ltd.	5,064,000	17,648,773
China Shenhua Energy Co. Ltd., H shares	9,918,500	41,889,245
China Taiping Insurance Holdings Co. Ltd.(1)	6,309,000	12,270,108
CNOOC Ltd.	11,854,000	24,264,795
CSR Corp. Ltd., H shares	30,283,000	20,679,437
Focus Media Holding Ltd., ADR	751,400	18,875,168
Hang Lung Properties Ltd.	6,387,000	23,515,069
Tencent Holdings Ltd.	708,000	19,781,685
Want Want China Holdings Ltd.	22,669,000	25,306,673
		323,327,528
Peru — 1.1%
Credicorp Ltd.	163,490	21,551,252
		21,551,252
Russia — 4.2%
Gazprom OAO, ADR	1,470,150	17,979,808
NovaTek OAO, GDR, (Reg S)	107,200	14,568,567
Sberbank of Russia, ADR(1)	2,866,300	36,865,046
X5 Retail Group N.V., GDR (Reg S)(1)	373,920	8,579,535
		77,992,956
South Africa — 3.9%
Impala Platinum Holdings Ltd.	299,100	5,906,988
Lonmin PLC	1,242,578	20,347,682
Massmart Holdings Ltd.	434,742	9,196,897
Naspers Ltd., N shares	685,000	38,539,079
		73,990,646
South Korea — 12.8%
Cheil Industries, Inc.	205,700	17,437,059
E-Mart Co. Ltd.	59,851	13,188,032
Hyundai Glovis Co. Ltd.	172,800	31,121,267
Hyundai Marine & Fire Insurance Co. Ltd.(1)	258,680	7,449,689
Hyundai Mobis	116,900	29,671,287
LG Household & Health Care Ltd.	9,500	4,996,734
LS Corp.	74,935	5,299,434
NHN Corp.	130,227	29,889,591
Samsung Electronics Co. Ltd.	69,200	78,061,338
Samsung Fire & Marine Insurance Co. Ltd.(1)	116,000	21,897,570
		239,012,001
Taiwan — 12.1%
China Life Insurance Co. Ltd.	39,415,675	38,417,323
Delta Electronics, Inc.	8,807,000	25,922,294
Far Eastern Department Stores Ltd.	14,235,627	18,272,920
Hon Hai Precision Industry Co. Ltd.	16,561,860	64,478,019
HTC Corp.	1,124,000	22,951,707
MediaTek, Inc.	220,476	2,117,750
Taiwan Semiconductor Manufacturing Co. Ltd.	19,240,534	55,316,070
		227,476,083
Thailand — 2.8%
Bank of Ayudhya Public Co. Ltd.	36,500,200	31,970,977
Siam Commercial Bank Public Co. Ltd.	4,209,800	19,610,935
		51,581,912
Turkey — 1.1%
Turkiye Garanti Bankasi A.S.	5,155,298	20,434,773
		20,434,773
Turkmenistan — 4.0%
Dragon Oil PLC	7,410,448	74,066,669
		74,066,669
Zambia — 1.2%
First Quantum Minerals Ltd.	1,172,600	22,359,870
		22,359,870
Total Common Stocks (Cost $1,327,650,921)		1,675,827,836

	Shares	Value
Preferred Stocks — 8.1%
Brazil — 6.5%
Banco Bradesco S.A.	1,526,776	26,672,265
Bradespar S.A.	615,200	11,748,266
Comp. Lorenz S.A.(1)(2)(3)	4,700,000	—

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets Fund

March 31, 2012 (unaudited)	Shares	Value
Companhia Energetica de Minas Gerais	1,044,672	$24,957,214
Itau Unibanco Holding S.A.	969,700	18,555,217
Itausa-Investimentos Itau S.A.	4,305,980	26,537,169
Petroleo Brasileiro S.A.	1,076,500	13,769,906
		122,240,037
South Korea — 1.6%
Samsung Electronics Co. Ltd.	43,253	30,408,627
		30,408,627
Total Preferred Stocks (Cost $107,145,280)		152,648,664

	Principal Amount	Value
Repurchase Agreements — 1.3%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/30/2012, maturity value of $23,974,020, due 4/2/2012(4)	$23,974,000	23,974,000
Total Repurchase Agreements (Cost $23,974,000)		23,974,000
Total Investments — 98.8% (Cost $1,458,770,201)		1,852,450,500
Other Assets, Net — 1.2%		22,211,248
Total Net Assets — 100.0%		$1,874,661,748

(1)	Non-income producing security.
(2)	Fair valued security.
(3)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Comp. Lorenz S.A.	4,700,000	$179,645	$—	6/27/1997	0.00%

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.25%	11/30/2017	$24,455,613

Legend:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$290,413,645	$1,385,414,191	*	$—	$1,675,827,836
Preferred Stocks	122,240,037	30,408,627	*	—	152,648,664
Repurchase Agreements	—	23,974,000		—	23,974,000

Total	$412,653,682	$1,439,796,818		$—	$1,852,450,500

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models . These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Growth Fund

March 31, 2012 (unaudited)	Shares	Value
Common Stocks — 96.3%
Australia — 2.0%
Brambles Ltd.	64,811	$476,840
Cochlear Ltd.	1,734	111,086
		587,926
Belgium — 1.1%
Groupe Bruxelles Lambert S.A.	4,332	335,442
		335,442
Brazil — 4.1%
BM&F BOVESPA S.A.	49,000	301,712
OdontoPrev S.A.	10,900	185,105
OGX Petroleo e Gas Participacoes S.A.(1)	37,100	306,889
Vale S.A., ADR	17,700	401,613
		1,195,319
Canada — 0.8%
Ritchie Bros. Auctioneers, Inc.	9,752	231,707
		231,707
Denmark — 1.5%
Carlsberg A/S, Class B	3,436	285,044
Jyske Bank A/S(1)	4,631	146,733
		431,777
Egypt — 0.4%
Egyptian Financial Group-Hermes Holding SAE(1)	45,872	102,336
		102,336
Germany — 0.9%
Deutsche Boerse AG	3,789	255,126
		255,126
Greece — 1.3%
Coca-Cola Hellenic Bottling Co. S.A.(1)	20,407	390,899
		390,899
Hong Kong — 0.6%
Hong Kong Exchanges & Clearing Ltd.	9,600	161,448
		161,448
Indonesia — 0.4%
PT Bank Negara Indonesia (Persero) Tbk	291,000	127,514
		127,514
Ireland — 1.3%
CRH PLC	5,465	111,967
Ryanair Holdings PLC, ADR(1)	7,801	283,020
		394,987
Japan — 5.8%
INPEX Corp.	65	441,968
NAMCO BANDAI Holdings, Inc.	22,500	326,400
Olympus Corp.(1)	8,800	144,561
Rohm Co. Ltd.	4,200	208,408
Tokyo Electron Ltd.	2,400	138,394
Yamaha Motor Co. Ltd.	32,300	437,054
		1,696,785
Mexico — 1.0%
America Movil S.A.B. de C.V., ADR, Series L	11,700	290,511
		290,511
Netherlands — 0.5%
QIAGEN N.V.(1)	8,800	137,016
		137,016
Norway — 1.2%
Norsk Hydro ASA	33,640	183,507
Schibsted ASA	4,369	162,307
		345,814
People’s Republic of China — 3.3%
Baidu, Inc., ADR(1)	1,300	189,501
China Mobile Ltd.	23,500	258,772
Mindray Medical International Ltd., ADR	7,606	250,770
Shandong Weigao Group Medical Polymer Co. Ltd., H shares	172,000	195,593
SINA Corp.(1)	1,200	78,000
		972,636
Russia — 0.8%
Gazprom OAO, ADR	18,700	228,699
		228,699
Singapore — 0.9%
DBS Group Holdings Ltd.	24,000	271,187
		271,187
South Africa — 2.9%
Clicks Group Ltd.	47,047	274,639
Naspers Ltd., N shares	10,030	564,302
		838,941
South Korea — 1.5%
Samsung Electronics Co. Ltd., GDR (Reg S)	800	451,744
		451,744
Sweden — 4.9%
Atlas Copco AB, Class B	25,496	549,572
Investor AB, Class B	11,388	252,545
Svenska Handelsbanken AB, Class A	20,395	650,216
		1,452,333
Switzerland — 9.0%
ABB Ltd. (Reg S)(1)	11,166	228,519
Compagnie Financiere Richemont S.A., Class A	8,763	549,268
Julius Baer Group Ltd.(1)	6,141	247,962
Nestle S.A. (Reg S)	11,404	717,500
Roche Holding AG	2,974	517,566
Schindler Holding AG	3,215	386,720
		2,647,535
Taiwan — 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	26,700	407,976
		407,976
Turkey — 1.0%
BIM Birlesik Magazalar A.S., GDR(2)	4,508	170,672
Turkiye Garanti Bankasi A.S., ADR(3)	32,718	128,053
		298,725
Turkmenistan — 0.6%
Dragon Oil PLC	17,351	173,421
		173,421
United Kingdom — 11.7%
Aggreko PLC	4,843	174,393
British American Tobacco PLC	6,000	302,248
Bunzl PLC	21,000	337,718
Hays PLC	93,880	127,025
HSBC Holdings PLC	29,000	257,584
Man Group PLC	51,000	110,139
Prudential PLC	57,000	682,998
Rolls-Royce Holdings PLC(1)	30,000	389,729
Vodafone Group PLC	122,000	336,518
Wolseley PLC	19,000	725,931
		3,444,283
United States — 35.4%
Amazon.com, Inc.(1)	2,770	560,953
Bed, Bath & Beyond, Inc.(1)	3,263	214,608
CarMax, Inc.(1)	4,200	145,530
Cisco Systems, Inc.	9,857	208,476
Deere & Co.	2,826	228,623
eBay, Inc.(1)	13,111	483,665
EOG Resources, Inc.	3,179	353,187
Fairfax Financial Holdings Ltd.	1,025	412,653
FLIR Systems, Inc.	14,198	359,351

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Growth Fund

March 31, 2012 (unaudited)	Shares	Value
Google, Inc., Class A(1)	679	$435,402
Harley-Davidson, Inc.	3,193	156,712
Illumina, Inc.(1)	2,953	155,357
International Game Technology	14,962	251,212
Intuitive Surgical, Inc.(1)	410	222,118
Markel Corp.(1)	982	440,859
MasterCard, Inc., Class A	1,062	446,613
Medco Health Solutions, Inc.(1)	2,350	165,205
Mohawk Industries, Inc.(1)	2,315	153,971
Moody’s Corp.	8,441	355,366
National Oilwell Varco, Inc.	3,055	242,781
New York Community Bancorp, Inc.	25,500	354,705
Omnicom Group, Inc.	7,979	404,136
PepsiCo, Inc.	7,882	522,971
Philip Morris International, Inc.	4,752	421,075
Praxair, Inc.	2,368	271,468
Seattle Genetics, Inc.(1)	6,100	124,318
The Progressive Corp.	7,452	172,737
The Walt Disney Co.	6,929	303,352
Ultra Petroleum Corp.(1)	5,694	128,855
VistaPrint N.V.(1)	5,962	230,431
Wal-Mart Stores, Inc.	4,271	261,385
Walgreen Co.	13,292	445,149
Waters Corp.(1)	3,805	352,571
WellPoint, Inc.	3,642	268,780
Xilinx, Inc.	3,746	136,467
		10,391,042
Total Common Stocks (Cost $27,635,156)		28,263,129

	Shares	Value
Preferred Stocks — 0.9%
Brazil — 0.9%
Petroleo Brasileiro S.A., ADR	10,100	258,156
		258,156
Total Preferred Stocks (Cost $293,425)		258,156

	Principal Amount	Value
Repurchase Agreements — 1.5%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/30/2012, maturity value of $451,000, due 4/2/2012(4)	$451,000	451,000
Total Repurchase Agreements (Cost $451,000)		451,000
Total Investments — 98.7% (Cost $28,379,581)		28,972,285
Other Assets, Net — 1.3%		382,281
Total Net Assets — 100.0%		$29,354,566

(1)	Non-income producing security.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2012, the aggregate market value of these securities amounted to $170,672, representing 0.6% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Fair valued security.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.375%	5/31/2018	$464,906

Legend:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Growth Fund

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$13,625,534	$14,637,595	*	$—	$28,263,129
Preferred Stocks	258,156	—		—	258,156
Repurchase Agreements	—	451,000		—	451,000

Total	$13,883,690	$15,088,595		$—	$28,972,285

*	Certain foreign securities values were determined by a pricing service using pricing models. These investments in securities with an amount of $14,509,542 were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Greater China Fund

March 31, 2012 (unaudited)	Shares	Value
Common Stocks — 98.0%
Hong Kong — 15.6%
AIA Group Ltd.	96,200	$353,161
ASM Pacific Technology Ltd.	13,500	197,183
BOC Hong Kong (Holdings) Ltd.	167,000	460,840
Great Eagle Holdings Ltd.	47,000	133,308
Hang Lung Group Ltd.	84,000	538,478
Henderson Land Development Co. Ltd.	31,000	170,488
Hong Kong Exchanges & Clearing Ltd.	8,200	137,903
Li & Fung Ltd.	64,000	146,468
Midland Holdings Ltd.	574,000	302,020
Sun Hung Kai & Co. Ltd.	204,968	113,303
Swire Pacific Ltd., Class A	31,000	347,465
Swire Properties Ltd.	96,200	239,833
Wing Hang Bank Ltd.	49,500	492,834
		3,633,284
People’s Republic of China — 51.8%
Angang Steel Co. Ltd., H shares	330,000	211,851
Baidu, Inc., ADR(1)	6,500	947,505
Bank of China Ltd., H shares	1,151,000	463,159
Bosideng International Holdings Ltd.	604,000	187,762
China Construction Bank Corp., H shares	1,176,000	909,172
China Merchants Bank Co. Ltd., H shares	204,000	416,975
China National Building Material Co. Ltd., H shares	250,000	315,550
China Railway Construction Corp. Ltd., H shares	383,500	239,052
China Resources Land Ltd.	68,000	116,858
China Shenhua Energy Co. Ltd., H shares	134,500	568,040
China Taiping Insurance Holdings Co. Ltd.(1)	275,000	534,836
China Vanke Co. Ltd., Class B	211,900	252,478
CNOOC Ltd.	518,000	1,060,331
CSR Corp. Ltd., H shares	762,000	520,349
ENN Energy Holdings Ltd.	58,000	201,063
Focus Media Holding Ltd., ADR	19,760	496,371
Hengan International Group Co. Ltd.	26,000	261,274
Kingdee International Software Group Co. Ltd.	624,000	150,640
Kunlun Energy Co. Ltd.	440,000	794,221
Lianhua Supermarket Holdings Ltd., H shares	95,400	108,254
Minth Group Ltd.	148,000	171,507
PetroChina Co. Ltd., H shares	250,000	350,753
Phoenix Satellite Television Holdings Ltd.	950,000	324,872
Ping An Insurance (Group) Co. of China Ltd., H shares	94,500	716,062
Ports Design Ltd.(2)	86,000	125,538
SouthGobi Resources Ltd.(1)	22,600	148,888
Tencent Holdings Ltd.	37,000	1,033,789
Tingyi (Cayman Islands) Holding Corp.	72,000	206,580
Want Want China Holdings Ltd.	222,000	247,831
		12,081,561
Taiwan — 30.6%
Advanced Semiconductor Engineering, Inc.	226,589	229,958
Airtac International Group	49,000	256,292
Bright Led Electronics Corp.	192,000	155,478
China Life Insurance Co. Ltd.	1,019,840	994,009
China Steel Corp.	289,200	295,459
Delta Electronics, Inc.	83,000	244,300
Evergreen Marine Corp.	466,897	321,500
Far Eastern Department Stores Ltd.	309,500	397,276
Hiwin Technologies Corp.	26,000	294,037
Hon Hai Precision Industry Co. Ltd.	250,700	976,016
HTC Corp.	14,700	300,169
Huaku Development Co. Ltd.	89,604	227,573
Hung Poo Real Estate Development Corp.	171,588	183,935
MediaTek, Inc.	57,000	547,505
Phison Electronics Corp.	23,000	196,711
Sinyi Realty Co. Ltd.	124,800	199,855
Taiwan Fertilizer Co. Ltd.	69,000	179,589
Taiwan Semiconductor Manufacturing Co. Ltd.	393,000	1,129,865
		7,129,527
Total Common Stocks (Cost $25,250,365)		22,844,372

	Principal Amount	Value
Repurchase Agreements — 2.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/30/2012, maturity value of $460,000, due 4/2/2012(3)	$460,000	460,000
Total Repurchase Agreements (Cost $460,000)		460,000
Total Investments — 100.0% (Cost $25,710,365)		23,304,372
Other Liabilities, Net — 0.0%		(6,350)
Total Net Assets — 100.0%		$23,298,022

(1)	Non-income producing security.
(2)	Fair valued security.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	3.125%	5/15/2021	$474,768

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Greater China Fund

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$1,683,709	$21,035,125	*	$125,538	$22,844,372
Repurchase Agreements	—	460,000		—	460,000

Total	$1,683,709	$21,495,125		$125,538	$23,304,372

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models . These investments in securities were classified as Level 2 rather than Level 1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 12/31/2011	$—
Change in unrealized appreciation/depreciation	—
Net realized gain/loss	—
Net purchases/sales	—
Net transfers in and/or out of Level 3	125,538

Balance as of 3/31/2012	$125,538

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

March 31, 2012 (unaudited)	Principal Amount	Value
Asset Backed Securities — 4.3%
Ally Master Owner Trust 2012-1 A2 1.44% due 2/15/2017	$2,000,000	$2,005,907
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.541% due 4/25/2033(1)	604,699	563,030
Chase Funding Mortgage Loan Trust 2004-1 1A6 4.266% due 6/25/2015	85,608	86,444
CitiFinancial Mortgage Securities, Inc. 2003-3 AF5 5.053% due 8/25/2033(1)	231,179	229,339
Dominos Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(2)	1,900,000	1,945,891
Hertz Vehicle Financing LLC 2009-2A A1 4.26% due 3/25/2014(2)	1,400,000	1,434,079
Hyundai Auto Receivables Trust 2012-A A4 0.95% due 12/15/2016	800,000	799,430
Miramax LLC 2011-1A A 6.25% due 10/20/2021(2)	1,842,857	1,882,140
Total Asset Backed Securities (Cost $8,860,138)		8,946,260

	Principal Amount	Value
Collateralized Mortgage Obligations — 12.5%
Banc of America Alternative Loan Trust 2004-1 2A1 6.00% due 2/25/2034	968,816	983,286
Banc of America Funding Corp. 2004-2 1CB1 5.75% due 9/20/2034	1,442,863	1,516,357
Cendant Mortgage Corp. 2003-4 1A1 4.85% due 5/25/2033	164,677	166,256
Citicorp Mortgage Securities, Inc. 2007-8 1A3 6.00% due 9/25/2037	361,887	357,727
Countrywide Alternative Loan Trust 2004-35T2 A1 6.00% due 2/25/2035	209,678	209,006
2006-19CB A15 6.00% due 8/25/2036	396,138	297,440
Countrywide Home Loans Trust 2003-50 A1 5.00% due 11/25/2018	599,272	614,733
2003-J7 2A12 5.00% due 8/25/2033	745,276	769,264
2004-5 2A9 5.25% due 5/25/2034	844,930	866,148
2003-11 A31 5.50% due 5/25/2033	934,871	964,666
2002-19 1A1 6.25% due 11/25/2032	262,361	278,121
FHLMC 2663 VQ 5.00% due 6/15/2022	400,000	438,572
1534 Z 5.00% due 6/15/2023	219,797	219,767
3227 PR 5.50% due 9/15/2035(3)	2,300,000	2,554,441
FNMA 2002-77 QG 5.50% due 12/25/2032	1,080,000	1,236,094
2002-52 PB 6.00% due 2/25/2032	133,889	135,020
GNMA 1997-19 PG 6.50% due 12/20/2027(3)	709,137	812,281
GSR Mortgage Loan Trust 2004-10F 6A1 5.00% due 9/25/2034	137,441	142,982
J.P. Morgan Mortgage Trust 2005-A3 11A2 4.48% due 6/25/2035(1)	1,016,000	1,027,090
2004-S2 1A3 4.75% due 11/25/2019	691,167	694,588
Master Asset Securitization Trust 2003-5 2A1 5.00% due 6/25/2018	298,995	311,113
2003-7 4A33 5.25% due 9/25/2033(3)	1,293,831	1,356,277
2003-10 3A7 5.50% due 11/25/2033	494,034	516,472
Prime Mortgage Trust 2004-2 A3 5.25% due 11/25/2019	202,934	211,019
2003-3 A9 5.50% due 1/25/2034	1,058,631	1,081,115
Residential Asset Mortgage Products, Inc. 2005-SL1 A4 6.00% due 5/25/2032	214,757	219,848
Residential Funding Mortgage Securities I 2005-S1 2A1 4.75% due 2/25/2020	465,278	478,953
2005-S3 A1 4.75% due 3/25/2020	1,037,195	1,055,064
2006-S3 A7 5.50% due 3/25/2036	508,934	424,445
Structured Asset Securities Corp. 2004-21XS 2A6A 4.74% due 12/25/2034(1)	624,488	631,101
2005-1 4A1 5.00% due 2/25/2020	452,797	461,045
2004-20 7A1 5.25% due 11/25/2034	1,306,664	1,341,840
Wells Fargo Mortgage Backed Securities Trust 2005-2 2A1 4.75% due 4/25/2020(3)	540,790	564,641
2004-2 A1 5.00% due 1/25/2019	326,966	333,063
2006-1 A3 5.00% due 3/25/2021	661,657	669,747
2006-7 1A1 5.25% due 6/25/2021	204,469	208,994
2003-17 1A14 5.25% due 1/25/2034	691,859	709,910
2005-6 A1 5.25% due 8/25/2035	316,818	317,986
2004-6 A4 5.50% due 6/25/2034	304,825	321,434
2007-13 A7 6.00% due 9/25/2037	500,399	450,833
Total Collateralized Mortgage Obligations (Cost $25,541,782)		25,948,739

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

March 31, 2012 (unaudited)	Principal Amount	Value
Senior Secured Loans — 1.5%
Consumer Cyclical Services — 0.2%
Weight Watchers International, Inc. Term Loan F 4.00% due 3/12/2019(1)	$500,000	$498,000
		498,000
Healthcare — 0.1%
IMS Health, Inc. New Term Loan B 4.50% due 8/25/2017(1)	245,004	245,266
		245,266
Metals And Mining — 0.2%
Novelis, Inc. Term Loan 4.00% due 3/10/2017(1)	395,000	393,519
		393,519
Pharmaceuticals — 1.0%
Grifols, Inc. New Term Loan B 4.50% due 6/1/2017(1)	495,890	495,166
RPI Finance Trust Term Loan Tranche 1 3.75% due 11/9/2016(1)	1,488,750	1,485,639
		1,980,805
Total Senior Secured Loans (Cost $3,120,983)		3,117,590

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 18.6%
American Tower Trust 2007-1A AFX 5.42% due 4/15/2037(2)(3)	1,240,000	1,320,099
Banc of America Commercial Mortgage, Inc. 2005-6 A4 5.193% due 9/10/2047(1)(3)	1,600,000	1,786,677
2006-2 A4 5.731% due 5/10/2045(1)	927,000	1,053,332
Bear Stearns Commercial Mortgage Securities 2003-T10 A2 4.74% due 3/13/2040(3)	1,460,997	1,492,421
2005-PW10 A4 5.405% due 12/11/2040(1)	1,300,000	1,452,101
2005-PW10 AM 5.449% due 12/11/2040(1)(3)	610,000	634,180
Chase Commercial Mortgage Securities Corp. 1998-1 F 6.56% due 5/18/2030(1)(2)	546,822	560,233
Citigroup Commercial Mortgage Trust 2006-C5 A4 5.431% due 10/15/2049(3)	1,351,000	1,529,225
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 AM 5.225% due 7/15/2044(1)	1,900,000	2,040,307
Credit Suisse Mortgage Capital Certificates 2006-C3 A3 5.815% due 6/15/2038(1)	500,000	564,608
Crown Castle Towers LLC Sr. Sec. Nt. 6.113% due 1/15/2020(2)(3)	1,500,000	1,667,142
CS First Boston Mortgage Securities Corp. 2005-C5 AM 5.10% due 8/15/2038(1)	335,000	358,880
DBUBS Mortgage Trust 2011-LC3A A2 3.642% due 8/10/2044	2,100,000	2,244,854
GE Capital Commercial Mortgage Corp. 2003-C2 A4 5.145% due 7/10/2037	715,000	739,161
GMAC Commercial Mortgage Securities, Inc. 2006-C1 AM 5.29% due 11/10/2045(1)	572,000	583,906
Greenwich Capital Commercial Funding Corp. 2003-C2 A4 4.915% due 1/5/2036	1,100,000	1,150,528
2004-GG1 A7 5.317% due 6/10/2036(1)	1,052,000	1,121,387
J.P. Morgan Chase Commercial Mortgage Securities Corp. 2011-PLSD A2 3.364% due 11/13/2044(2)	1,550,000	1,614,111
2004-C3 A5 4.878% due 1/15/2042	1,600,000	1,723,450
2005-LDP3 A4 4.936% due 8/15/2042(1)	1,000,000	1,097,981
2005-LDP5 A4 5.205% due 12/15/2044(1)	720,000	803,094
LB UBS Commercial Mortgage Trust 2002-C7 A4 4.96% due 12/15/2031	1,366,195	1,394,755
2006-C1 AM 5.217% due 2/15/2031(1)	1,200,000	1,281,971
Merrill Lynch Mortgage Trust 2005-CKI1 A6 5.22% due 11/12/2037(1)(3)	1,750,000	1,952,449
Morgan Stanley Capital I 2005-HQ7 AAB 5.178% due 11/14/2042(1)(3)	1,098,337	1,116,778
2005-IQ10 A4A 5.23% due 9/15/2042(1)	1,800,000	1,992,265
NCUA Guaranteed Notes 2010-C1 A2 2.90% due 10/29/2020	560,000	587,586
Salomon Brothers Mortgage Securities VII, Inc. 1999-C1 G 7.156% due 5/18/2032(1)(2)	839,000	858,005
SBA Tower Trust Sec. Nt. 4.254% due 4/15/2015(2)(3)	1,660,000	1,730,802
Wachovia Bank Commercial Mortgage Trust 2004-C10 A4 4.748% due 2/15/2041	488,673	515,372
2005-C18 A4 4.935% due 4/15/2042	705,000	770,243
2006-C23 AM 5.466% due 1/15/2045(1)	900,000	953,373
Total Commercial Mortgage-Backed Securities (Cost $37,278,765)		38,691,276

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

March 31, 2012 (unaudited)	Principal Amount	Value
Corporate Bonds — 28.4%
Aerospace & Defense — 0.1%
Northrop Grumman Space 7.75% due 6/1/2029	$150,000	$195,221
		195,221
Automotive — 0.9%
Banque PSA Finance Sr. Nt. 5.75% due 4/4/2021(2)	250,000	228,642
BorgWarner, Inc. Sr. Nt. 4.625% due 9/15/2020	500,000	534,479
Ford Motor Credit Co. LLC Sr. Nt. 8.00% due 6/1/2014	650,000	715,556
RCI Banque SA Sr. Nt. 4.60% due 4/12/2016(2)	350,000	351,373
		1,830,050
Banking — 4.5%
Bank of America Corp. Sr. Nt. 5.70% due 1/24/2022	600,000	635,151
7.375% due 5/15/2014	400,000	434,212
Citigroup, Inc. Sr. Nt. 6.125% due 11/21/2017	350,000	390,656
City National Corp. Sr. Nt. 5.125% due 2/15/2013	150,000	154,527
Credit Suisse/New York NY Sr. Nt. 3.50% due 3/23/2015	250,000	260,567
5.30% due 8/13/2019	350,000	385,817
Deutsche Bank AG London Sr. Nt. 6.00% due 9/1/2017	200,000	227,049
Discover Bank Sub. Nt. 7.00% due 4/15/2020	400,000	458,982
Fifth Third Capital Trust IV 6.50% due 4/15/2037(1)	350,000	348,250
HSBC USA, Inc. Sub. Nt. 4.625% due 4/1/2014	200,000	210,168
Huntington BancShares, Inc. Sub. Nt. 7.00% due 12/15/2020	400,000	451,372
JPMorgan Chase Bank N.A. Sub. Nt. 6.00% due 10/1/2017	650,000	743,737
Lloyds TSB Bank PLC 5.80% due 1/13/2020(2)	350,000	359,476
Merrill Lynch & Co., Inc. Sr. Nt. Ser. C 6.05% due 8/15/2012	250,000	254,342
Morgan Stanley Sr. Nt. 5.95% due 12/28/2017	325,000	334,617
Northern Trust Corp. Sr. Nt. 3.375% due 8/23/2021	400,000	408,956
PNC Bank N.A. Sub. Nt. 6.875% due 4/1/2018	200,000	237,483
Regions Financial Corp. Sr. Nt. 4.875% due 4/26/2013	500,000	508,750
The Bank of New York Mellon Corp. Sr. Nt. 3.55% due 9/23/2021	500,000	512,136
The Bear Stearns Cos. LLC Sub. Nt. 5.55% due 1/22/2017	200,000	220,824
The Goldman Sachs Group, Inc. Sr. Nt. 5.125% due 1/15/2015	400,000	425,733
Sub. Nt. 5.625% due 1/15/2017	80,000	84,030
UBS AG Stamford CT Sr. Nt. 4.875% due 8/4/2020	400,000	415,716
USB Realty Corp. Jr. Sub. Nt. 1.719% due 1/15/2017(1)(2)(4)	250,000	189,640
Wells Fargo Bank N.A. Sub. Nt. 5.75% due 5/16/2016	550,000	613,517
		9,265,708
Brokerage — 0.8%
BlackRock, Inc. Sr. Nt. 4.25% due 5/24/2021	625,000	670,576
Nomura Holdings, Inc. Sr. Nt. 5.00% due 3/4/2015	400,000	415,969
Raymond James Financial Sr. Nt. 4.25% due 4/15/2016	300,000	309,846
The Charles Schwab Corp. Sr. Nt. 4.95% due 6/1/2014	300,000	325,384
		1,721,775
Building Materials — 0.4%
CRH America, Inc. 6.00% due 9/30/2016	350,000	381,170
Masco Corp. Sr. Nt. 5.875% due 7/15/2012	400,000	403,045
		784,215
Chemicals — 0.9%
Celanese US Holdings LLC Sr. Nt. 5.875% due 6/15/2021	200,000	211,000
Ecolab, Inc. Sr. Nt. 5.50% due 12/8/2041	400,000	433,803
FMC Corp. Sr. Nt. 5.20% due 12/15/2019	100,000	109,906
Incitec Pivot Finance LLC 6.00% due 12/10/2019(2)	300,000	318,959
Lubrizol Corp. Sr. Nt. 8.875% due 2/1/2019	200,000	271,013
LyondellBasell Industries NV Sr. Nt. 5.00% due 4/15/2019(2)	500,000	500,000
		1,844,681

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

March 31, 2012 (unaudited)	Principal Amount	Value
Construction Machinery — 0.2%
Joy Global, Inc. 6.00% due 11/15/2016	$300,000	$338,885
		338,885
Consumer Products — 0.1%
Whirlpool Corp. Sr. Nt. 8.00% due 5/1/2012	200,000	201,017
		201,017
Diversified Manufacturing — 0.3%
Siemens Financieringsmat N.V. 6.125% due 8/17/2026(2)	200,000	243,369
Textron, Inc. Sr. Nt. 6.20% due 3/15/2015	400,000	438,732
		682,101
Electric — 1.1%
Alabama Power Co. Sr. Nt. 5.65% due 3/15/2035	300,000	322,667
Duquesne Light Holdings, Inc. Sr. Nt. 5.50% due 8/15/2015	300,000	311,565
Florida Power & Light Co. 4.95% due 6/1/2035	200,000	220,710
Nevada Power Co. 6.65% due 4/1/2036	250,000	319,993
PPL Electric Utilities Corp. 6.25% due 5/15/2039	400,000	520,827
San Diego Gas & Electric Co. 3.00% due 8/15/2021	350,000	358,105
Virginia Electric and Power Co. Sr. Nt. 8.875% due 11/15/2038	200,000	318,626
		2,372,493
Energy - Integrated — 0.8%
BP Capital Markets PLC 4.50% due 10/1/2020	475,000	521,783
Hess Corp. Sr. Nt. 5.60% due 2/15/2041	500,000	543,683
Suncor Energy, Inc. Sr. Nt. 6.50% due 6/15/2038	300,000	373,313
Tosco Corp. Sr. Nt. 8.125% due 2/15/2030	125,000	177,442
		1,616,221
Entertainment — 0.6%
Time Warner, Inc. 4.00% due 1/15/2022	650,000	675,163
7.57% due 2/1/2024	350,000	442,567
Viacom, Inc. Sr. Nt. 6.875% due 4/30/2036	100,000	125,696
		1,243,426
Food And Beverage — 1.0%
Anheuser-Busch InBev Worldwide, Inc. 4.125% due 1/15/2015	250,000	270,894
General Mills, Inc. Sr. Nt. 3.15% due 12/15/2021	400,000	400,383
Kraft Foods, Inc. Sr. Nt. 6.50% due 2/9/2040	125,000	153,817
Mead Johnson Nutrition Co. Sr. Nt. 4.90% due 11/1/2019	300,000	335,815
Pernod-Ricard S.A. Sr. Nt. 5.75% due 4/7/2021(2)	500,000	553,753
SABMiller Holdings, Inc. 3.75% due 1/15/2022(2)	400,000	406,944
		2,121,606
Gaming — 0.1%
Seminole Tribe of Fla Sr. Sec. Nt. 5.798% due 10/1/2013(2)	205,000	206,154
		206,154
Government Related — 0.7%
Korea Electric Power Corp. Sr. Nt. 5.50% due 7/21/2014(2)	250,000	267,339
Pemex Project Funding Master Trust 5.75% due 3/1/2018	175,000	196,875
Petrobras International Finance Co. 5.875% due 3/1/2018	400,000	448,663
RAS Laffan Liquefied Natural Gas Co. Ltd. Sr. Sec. Nt. 6.75% due 9/30/2019(2)	550,000	647,625
		1,560,502
Health Insurance — 0.1%
UnitedHealth Group, Inc. Sr. Nt. 6.50% due 6/15/2037	125,000	153,898
WellPoint, Inc. Sr. Nt. 4.35% due 8/15/2020	150,000	162,360
		316,258
Healthcare — 0.6%
Bio-Rad Laboratories, Inc. Sr. Nt. 4.875% due 12/15/2020	200,000	204,642
Fresenius Medical Care US Finance, Inc. 6.875% due 7/15/2017	300,000	332,250
Hospira, Inc. Sr. Nt. 6.05% due 3/30/2017	400,000	445,313
McKesson Corp. Sr. Nt. 7.50% due 2/15/2019	200,000	253,484
		1,235,689
Independent Energy — 0.9%
Canadian Natural Resources Ltd. Sr. Nt. 6.25% due 3/15/2038	150,000	183,275
Chesapeake Energy Corp. 6.125% due 2/15/2021	350,000	346,500
Dolphin Energy Ltd. Sr. Sec. Nt. 5.888% due 6/15/2019(2)	632,175	684,329
Nexen, Inc. Sr. Nt. 6.20% due 7/30/2019	225,000	261,122
Whiting Petroleum Corp. 6.50% due 10/1/2018	400,000	426,000
		1,901,226

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

March 31, 2012 (unaudited)	Principal Amount	Value
Industrial - Other — 0.4%
Princeton University Sr. Nt. 5.70% due 3/1/2039	$300,000	$382,398
URS Corp. Sr. Nt. 5.00% due 4/1/2022(2)	500,000	494,246
		876,644
Insurance - Life — 1.3%
American International Group, Inc. Sr. Nt. 5.85% due 1/16/2018	250,000	271,876
MetLife, Inc. Jr. Sub. Nt. 6.40% due 12/15/2036	125,000	122,500
New York Life Insurance Co. Sub. Nt. 6.75% due 11/15/2039(2)	300,000	375,857
Prudential Financial, Inc. Sr. Nt. 7.375% due 6/15/2019	300,000	370,835
Symetra Financial Corp. Sr. Nt. 6.125% due 4/1/2016(2)	300,000	305,327
Teachers Insurance & Annuity Association of America Sub. Nt. 6.85% due 12/16/2039(2)	300,000	371,529
The Northwestern Mutual Life Insurance Co. Sub. Nt. 6.063% due 3/30/2040(2)	400,000	470,923
UnumProvident Finance Co. 6.85% due 11/15/2015(2)	300,000	328,255
		2,617,102
Insurance P&C — 0.8%
Ace INA Holdings, Inc. 5.80% due 3/15/2018	200,000	240,275
Allied World Assurance Co. Hldgs. Ltd. 7.50% due 8/1/2016	335,000	383,665
Berkshire Hathaway Finance Corp. 5.75% due 1/15/2040	400,000	467,995
Liberty Mutual Group, Inc. 5.00% due 6/1/2021(2)	350,000	349,518
ZFS Finance USA Trust II Jr. Sub. Nt. 6.45% due 12/15/2065(1)(2)	300,000	297,000
		1,738,453
Lodging — 0.2%
Host Hotels & Resorts LP 6.875% due 11/1/2014	400,000	408,000
		408,000
Media Cable — 1.1%
Comcast Corp. 6.45% due 3/15/2037	250,000	299,205
6.50% due 1/15/2017	400,000	478,592
DirecTV Holdings LLC 3.80% due 3/15/2022(2)	450,000	443,822
Time Warner Cable, Inc. 5.85% due 5/1/2017	550,000	641,804
Virgin Media Secured Finance PLC Sr. Sec. Nt. 6.50% due 1/15/2018	300,000	325,875
		2,189,298
Media Noncable — 0.4%
Scholastic Corp. Sr. Nt. 5.00% due 4/15/2013	300,000	304,500
The Interpublic Group of Companies, Inc. Sr. Nt. 4.00% due 3/15/2022	500,000	489,604
		794,104
Metals And Mining — 1.1%
Allegheny Technologies, Inc. Sr. Nt. 9.375% due 6/1/2019	400,000	505,056
Cliffs Natural Resources, Inc. Sr. Nt. 5.90% due 3/15/2020	400,000	440,763
FMG Resources August 2006 6.375% due 2/1/2016(2)	500,000	498,750
Freeport-McMoRan Copper & Gold, Inc. Sr. Nt. 3.55% due 3/1/2022	300,000	288,125
Steel Dynamics, Inc. 6.75% due 4/1/2015	500,000	508,750
Vale Overseas Ltd. 6.25% due 1/23/2017	100,000	115,243
		2,356,687
Non Captive Consumer — 0.5%
HSBC Finance Corp. Sr. Nt. 6.375% due 11/27/2012	300,000	309,923
SLM Corp. Sr. Nt. 6.25% due 1/25/2016	300,000	312,000
7.25% due 1/25/2022	400,000	417,930
		1,039,853
Non Captive Diversified — 0.8%
Ally Financial, Inc. 4.50% due 2/11/2014	350,000	350,438
CIT Group, Inc. Sec. Nt. 5.25% due 4/1/2014(2)	200,000	204,250
General Electric Capital Corp. Sr. Nt. 5.625% due 5/1/2018	450,000	521,589
6.75% due 3/15/2032	200,000	238,949
KKR Group Finance Co. 6.375% due 9/29/2020(2)	400,000	418,839
		1,734,065
Oil Field Services — 0.3%
Transocean, Inc. 6.00% due 3/15/2018	200,000	221,404
Weatherford Bermuda 5.15% due 3/15/2013	200,000	206,347
6.50% due 8/1/2036	250,000	269,454
		697,205
Packaging — 0.7%
Ball Corp. 5.00% due 3/15/2022	900,000	902,250
Silgan Holdings, Inc. Sr. Nt. 5.00% due 4/1/2020(2)	500,000	497,500
		1,399,750
Paper — 0.5%
Georgia-Pacific LLC 5.40% due 11/1/2020(2)	250,000	279,070

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

March 31, 2012 (unaudited)	Principal Amount	Value
Rock-Tenn Co. 4.90% due 3/1/2022(2)	$800,000	$798,827
		1,077,897
Pharmaceuticals — 0.8%
Abbott Laboratories Sr. Nt. 5.125% due 4/1/2019	300,000	353,853
Gilead Sciences, Inc. Sr. Nt. 4.40% due 12/1/2021	600,000	629,805
Pfizer, Inc. Sr. Nt. 6.20% due 3/15/2019	300,000	375,420
Teva Pharmaceutical Finance IV BV 3.65% due 11/10/2021	400,000	404,912
		1,763,990
Pipelines — 0.8%
Boardwalk Pipelines LLC 5.75% due 9/15/2019	400,000	434,811
El Paso Pipeline Partners Operating Co. LLC 5.00% due 10/1/2021	400,000	414,747
Energy Transfer Partners LP Sr. Nt. 8.50% due 4/15/2014	250,000	282,507
Enterprise Products Operating LLC 8.375% due 8/1/2066(1)	100,000	109,000
Williams Partners LP Sr. Nt. 5.25% due 3/15/2020	350,000	385,835
		1,626,900
Railroads — 0.2%
CSX Corp. Sr. Nt. 4.75% due 5/30/2042	400,000	387,928
		387,928
Refining — 0.5%
Motiva Enterprises LLC Nt. 5.75% due 1/15/2020(2)	300,000	345,213
Phillips 66 4.30% due 4/1/2022(2)	400,000	406,880
Valero Energy Corp. Sr. Nt. 9.375% due 3/15/2019	150,000	196,475
		948,568
REITs — 1.4%
CommonWealth REIT Sr. Nt. 5.875% due 9/15/2020	300,000	305,320
DDR Corp. Sr. Nt. 4.75% due 4/15/2018	1,000,000	1,035,918
Equity One, Inc. 6.25% due 12/15/2014	300,000	322,980
ProLogis LP 6.875% due 3/15/2020	400,000	459,474
Simon Property Group LP Sr. Nt. 4.125% due 12/1/2021	400,000	419,717
WEA FIN LLC/WCI FIN LLC 5.40% due 10/1/2012(2)	350,000	357,305
		2,900,714
Technology — 0.7%
Hewlett-Packard Co. Sr. Nt. 4.05% due 9/15/2022	500,000	497,964
KLA-Tencor Corp. Sr. Nt. 6.90% due 5/1/2018	500,000	596,152
National Semiconductor Corp. Sr. Nt. 6.60% due 6/15/2017	250,000	308,409
		1,402,525
Wireless — 0.7%
America Movil S.A.B. de C.V. 5.00% due 10/16/2019	500,000	555,646
American Tower Corp. Sr. Nt. 4.625% due 4/1/2015	400,000	426,069
Cellco Partnership Sr. Nt. 5.55% due 2/1/2014	150,000	162,230
Vodafone Group PLC Sr. Nt. 5.45% due 6/10/2019	200,000	235,858
6.15% due 2/27/2037	100,000	120,924
		1,500,727
Wirelines — 1.1%
AT&T, Inc. 6.30% due 1/15/2038	300,000	352,588
Deutsche Telekom International Finance BV 8.75% due 6/15/2030	250,000	343,617
France Telecom S.A. Sr. Nt. 8.50% due 3/1/2031	115,000	163,083
Qwest Communications International, Inc. 7.125% due 4/1/2018	500,000	533,750
Telecom Italia Capital 5.25% due 11/15/2013 - 10/1/2015	450,000	463,125
Verizon Communications, Inc. Sr. Nt. 6.40% due 2/15/2038	350,000	423,960
		2,280,123
Total Corporate Bonds (Cost $54,619,718)		59,177,761

	Principal Amount	Value
Hybrid ARMS — 0.1%
FNMA 2.44% due 8/1/2046(1)	96,027	102,584
2.551% due 12/1/2036(1)(3)	221,834	237,151
Total Hybrid ARMS (Cost $319,796)		339,735

	Principal Amount	Value

Mortgage Pass-Through Securities — 15.2%
FHLMC 4.00% due 12/1/2040	4,797,241	5,023,055
5.50% due 6/1/2038	697,855	759,350
7.00% due 9/1/2038	122,956	140,458
FNMA 3.50% due 12/1/2042(5)	600,000	616,125
4.00% due 9/1/2040	4,741,634	4,976,375
4.00% due 12/1/2042(5)	6,700,000	7,024,531
4.50% due 12/1/2042(5)	2,800,000	2,978,063

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

March 31, 2012 (unaudited)	Principal Amount	Value
5.00% due 12/1/2034 - 12/1/2039	$5,487,483	$5,930,590
5.50% due 4/1/2022(3)	127,485	138,949
5.50% due 1/1/2038	2,997,567	3,268,873
6.00% due 8/1/2021	191,575	208,724
6.50% due 1/1/2013 - 7/1/2014	31,240	32,351
7.00% due 6/1/2012 - 6/1/2032	130,507	151,190
7.50% due 12/1/2029 - 2/1/2031	121,072	144,211
8.00% due 6/1/2030 - 9/1/2030	57,302	69,379
GNMA 6.00% due 12/15/2033	93,126	105,807
Total Mortgage Pass-Through Securities (Cost $30,857,971)		31,568,031

	Principal Amount	Value
Municipal Bonds — 1.7%
Arizona Wtr. Infrastructure Fin. Auth. Rev. Wtr. Quality Ser. A 5.00% due 10/1/2027	300,000	340,071
California St. G.O. 5.25% due 4/1/2014	200,000	215,442
Chicago Illinois Metropolitan Wtr. Reclamation Dist. Greater Chicago G.O. Build America Bonds Taxable Direct Payment 5.72% due 12/1/2038	300,000	372,285
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev. Build America Bonds Ser. A 6.184% due 1/1/2034	300,000	361,113
Massachusetts Bay Transn. Auth. Rev. Ser. A 5.25% due 7/1/2034	600,000	667,266
Massachusetts St. Health & Ed. Facs. Auth. Rev. Harvard Univ. Ser. A 5.50% due 11/15/2036	340,000	405,929
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Rev. Build America Bonds Ser. EE 6.011% due 6/15/2042	300,000	386,508
Oregon Sch. Brd. Association 4.759% due 6/30/2028	200,000	229,172
San Diego Cnty. California Wtr. Auth. Fing. Agcy. Wtr. Rev. Build America Bonds Ser. B 6.138% due 5/1/2049	400,000	506,364
Total Municipal Bonds (Cost $2,959,981)		3,484,150

	Principal Amount	Value
U.S. Government Securities — 13.0%
U.S. Treasury Bonds 3.125% due 11/15/2041 - 2/15/2042	4,105,000	3,937,281
3.75% due 8/15/2041	1,285,000	1,389,206
4.375% due 5/15/2041	4,058,000	4,878,479
4.75% due 2/15/2041	700,000	892,172
U.S. Treasury Notes 0.875% due 11/30/2016 - 2/28/2017	1,935,000	1,921,395
1.00% due 3/31/2017	13,300,000	13,268,825
1.375% due 12/31/2018	380,000	375,992
2.00% due 2/15/2022	480,000	470,775
Total U.S. Government Securities (Cost $26,834,241)		27,134,125
March 31, 2012 (unaudited)	Principal Amount	Value
Short-Term Investments — 5.3%
EI DuPont 0.12% due 4/12/2012(3)	$2,000,000	$1,999,927
Illinois Tool Works, Inc. 0.10% due 4/12/2012(3)	1,000,000	999,969
Nestle Capital Corp. 0.07% due 4/12/2012(3)	2,000,000	1,999,957
NetJets, Inc. 0.08% due 4/12/2012(3)	2,000,000	1,999,951
Roche Holdings, Inc. 0.06% due 4/12/2012(3)	2,000,000	1,999,963
The Travelers Companies, Inc. 0.05% due 4/12/2012(3)	2,000,000	1,999,969
Total Short-Term Investments (Cost $10,999,736)		10,999,736

	Principal Amount	Value
Repurchase Agreements — 4.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/30/2012, maturity value of $9,752,008, due 4/2/2012(6)	9,752,000	9,752,000
Total Repurchase Agreements (Cost $9,752,000)		9,752,000
Total Investments — 105.3% (Cost $211,145,111)		219,159,403
Other Liabilities, Net — (5.3)%		(11,074,903)
Total Net Assets — 100.0%		$208,084,500

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2012.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2012, the aggregate market value of these securities amounted to $25,213,216, representing 12.1% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Securities are segregated to cover to be announced securities, TBA.
(4)	Maturity is perpetual. Maturity date presented represents the next call date.
(5)	TBA - To be announced.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Notes	3.375%	6/30/2013	$9,947,773

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$8,946,260	$—	$8,946,260
Collateralized Mortgage Obligations	—	25,948,739	—	25,948,739
Senior Secured Loans	—	3,117,590	—	3,117,590
Commercial Mortgage-Backed Securities	—	38,691,276	—	38,691,276
Corporate Bonds	—	59,177,761	—	59,177,761
Hybrid ARMS	—	339,735	—	339,735
Mortgage Pass-Through Securities	—	31,568,031	—	31,568,031
Municipal Bonds	—	3,484,150	—	3,484,150
U.S. Government Securities	—	27,134,125	—	27,134,125
Short-Term Investments	—	10,999,736	—	10,999,736
Repurchase Agreements	—	9,752,000	—	9,752,000

Total	$—	$219,159,403	$—	$219,159,403

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

March 31, 2012 (unaudited)	Principal Amount	Value
Asset Backed Securities — 13.9%
Ally Auto Receivables Trust 2010-4 A3 0.91% due 11/17/2014	$3,853,965	$3,865,092
2010-3 A3 1.11% due 10/15/2014	5,500,000	5,523,934
Ally Master Owner Trust 2012-1 A2 1.44% due 2/15/2017	3,900,000	3,911,519
2011-1 A2 2.15% due 1/15/2016	4,775,000	4,876,565
2010-3 A 2.88% due 4/15/2015(1)	3,200,000	3,257,549
AmeriCredit Automobile Receivables Trust 2010-3 A3 1.14% due 4/8/2015	4,100,000	4,113,466
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.541% due 4/25/2033(2)	137,523	128,047
Avis Budget Rental Car Funding AESOP LLC 2012-1A A 2.054% due 8/20/2016(1)	6,475,000	6,493,522
Bank of America Auto Trust 2010-1A A4 2.18% due 2/15/2017(1)	1,550,000	1,574,180
2009-2A A4 3.03% due 10/15/2016(1)	2,260,000	2,289,323
BMW Vehicle Owner Trust 2011-A A3 0.76% due 8/25/2015	7,000,000	7,010,812
Capital One Multi-Asset Execution Trust 2005-A10 A 0.322% due 9/15/2015(2)	2,621,000	2,621,293
2005-A7 A7 4.70% due 6/15/2015	3,830,000	3,891,113
CenterPoint Energy Transition Bond Co. LLC 2001-1 A4 5.63% due 9/15/2015	243,598	255,403
Chase Funding Mortgage Loan Trust 2004-1 1A6 4.266% due 6/25/2015	215,242	217,344
Citibank Credit Card Issuance Trust 2003-A10 A10 4.75% due 12/10/2015	4,500,000	4,809,538
CitiFinancial Mortgage Securities, Inc. 2003-3 AF5 5.053% due 8/25/2033(2)	173,260	171,882
CNH Equipment Trust 2011-B A3 0.91% due 8/15/2016	5,000,000	5,013,063
2009-C A4 3.00% due 8/17/2015(3)	8,365,656	8,492,811
Discover Card Master Trust 2009-A1 A1 1.542% due 12/15/2014(2)	5,914,000	5,929,806
Ford Credit Auto Lease Trust 2011-B A3 1.05% due 10/15/2014	11,000,000	11,044,436
Ford Credit Floorplan Master Owner Trust 2010-3 A2 1.942% due 2/15/2017(1)(2)	6,015,000	6,232,856
GE Capital Credit Card Master Note Trust 2012-1 A 1.03% due 1/15/2018	5,000,000	5,021,691
2010-3 A 2.21% due 6/15/2016	9,100,000	9,275,170
GE Equipment Transportation LLC 2012-1 A3 0.99% due 11/23/2015	6,500,000	6,508,863
Harley-Davidson Motorcycle Trust 2009-2 A4 3.32% due 2/15/2017	8,000,000	8,075,234
Hertz Vehicle Financing LLC 2009-2A A1 4.26% due 3/25/2014(1)	8,515,000	8,722,272
Honda Auto Receivables Owner Trust 2010-3 A4 0.94% due 12/21/2016	6,310,000	6,332,644
Huntington Auto Trust 2011-1A A3 1.01% due 1/15/2016(1)	9,000,000	9,042,473
Hyundai Auto Receivables Trust 2012-A A4 0.95% due 12/15/2016	5,000,000	4,996,437
2009-A A4 3.15% due 3/15/2016	1,890,000	1,939,732
John Deere Owner Trust 2009-B A4 2.33% due 5/16/2016(3)	2,000,000	2,009,642
Mercedes-Benz Auto Lease Trust 2011-B A3 1.07% due 8/15/2014(1)	7,000,000	7,043,594
Mercedes-Benz Auto Receivables Trust 2009-1 A3 1.67% due 1/15/2014	731,436	735,033
Miramax LLC 2011-1A A 6.25% due 10/20/2021(1)	10,135,714	10,351,772
Navistar Financial Corp. Owner Trust 2010-A A3 1.99% due 1/21/2014(1)	4,272,067	4,278,379
PG&E Energy Recovery Funding LLC 2005-1 A4 4.37% due 6/25/2014	429,126	433,017
2005-1 A5 4.47% due 12/25/2014	580,000	590,064
Public Service New Hampshire Funding LLC 2001-1 A3 6.48% due 5/1/2015	825,655	851,992
Residential Asset Mortgage Products, Inc. 2002-RS4 AI5 6.163% due 8/25/2032(2)	25,408	15,470
Toyota Auto Receivables Owner Trust 2010-C A4 1.09% due 12/15/2014	2,000,000	2,012,695
USAA Auto Owner Trust 2010-1 A4 2.14% due 9/15/2015	1,500,000	1,520,232
Volkswagen Auto Lease Trust 2010-A A4 1.18% due 10/20/2015	4,140,000	4,163,935
World Omni Auto Receivables Trust 2010-A A4 2.21% due 5/15/2015	2,200,000	2,238,373
Total Asset Backed Securities (Cost $187,129,405)		187,882,268

	Principal Amount	Value
Collateralized Mortgage Obligations — 9.6%
Banc of America Funding Corp. 2004-2 1CB1 5.75% due 9/20/2034	2,633,962	2,768,125

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

March 31, 2012 (unaudited)	Principal Amount	Value
Banc of America Mortgage Securities, Inc. 2003-J 2A2 2.839% due 11/25/2033(2)	$2,605,932	$2,504,506
Cendant Mortgage Corp. 2003-4 1A1 4.85% due 5/25/2033	519,612	524,594
2004-3 A5 5.406% due 6/25/2034(2)	3,863,740	3,898,467
Chase Mortgage Finance Corp. 2003-S10 A1 4.75% due 11/25/2018	2,108,323	2,170,965
2003-S14 3A1 5.50% due 1/25/2034	483,861	485,806
Citicorp Mortgage Securities, Inc. 2005-1 1A9 5.25% due 2/25/2035	178,156	177,763
Countrywide Alternative Loan Trust 2004-35T2 A1 6.00% due 2/25/2035	307,536	306,551
Countrywide Home Loans Mortgage Pass-Through Trust 2003-50 A1 5.00% due 11/25/2018	6,794,859	6,970,166
2004-9 A1 5.00% due 6/25/2034	2,556,476	2,590,503
2003-11 A31 5.50% due 5/25/2033	4,117,923	4,249,161
CS First Boston Mortgage Securities Corp. 2003-23 2A8 4.50% due 10/25/2018	1,215,608	1,250,239
2003-8 2A1 5.00% due 4/25/2018	963,208	980,632
2004-5 5A1 5.00% due 8/25/2019	2,085,008	2,120,891
2003-27 5A2 5.25% due 1/25/2018	1,039,485	1,039,832
2003-11 1A31 5.50% due 6/25/2033	1,620,405	1,660,397
FHLMC 1534 Z 5.00% due 6/15/2023	91,870	91,857
20 H 5.50% due 10/25/2023	45,954	48,277
First Horizon Mortgage Pass-Through Trust 2004-4 2A3 4.50% due 7/25/2019	996,193	1,012,050
FNMA 2003-63 GU 4.00% due 7/25/2033	2,189	2,231
2002-52 PB 6.00% due 2/25/2032	42,398	42,756
GSR Mortgage Loan Trust 2004-15F 5A1 5.50% due 1/25/2020	2,903,475	2,995,942
J.P. Morgan Mortgage Trust 2006-A2 5A1 2.65% due 11/25/2033(2)	5,195,612	5,208,668
2005-A1 5A1 4.438% due 2/25/2035(2)	524,244	526,234
2004-S2 1A3 4.75% due 11/25/2019	1,251,203	1,257,397
2004-S1 1A7 5.00% due 9/25/2034	1,834,253	1,890,820
2005-A1 3A1 5.011% due 2/25/2035(2)	6,101,279	6,262,938
2005-A1 6T1 5.015% due 2/25/2035(2)	1,727,520	1,735,503
Master Adjustable Rate Mortgages Trust 2004-13 2A1 2.658% due 4/21/2034(2)	6,290,074	6,291,433
2004-13 3A7 2.718% due 11/21/2034(2)	5,180,000	5,065,734
Master Asset Securitization Trust 2003-2 2A10 4.50% due 3/25/2018	2,024,983	2,059,492
2003-5 2A1 5.00% due 6/25/2018	691,921	719,964
Morgan Stanley Mortgage Loan Trust 2004-1 1A9 4.50% due 11/25/2018	1,511,956	1,539,770
Prime Mortgage Trust 2004-2 A2 4.75% due 11/25/2019	1,288,407	1,328,252
2004-2 A3 5.25% due 11/25/2019	712,227	740,604
2003-3 A9 5.50% due 1/25/2034	2,206,678	2,253,546
Residential Asset Mortgage Products, Inc. 2005-SL1 A4 6.00% due 5/25/2032	35,621	36,465
Residential Asset Securitization Trust 2003-A2 A1 4.25% due 5/25/2033	1,987,351	1,948,431
Residential Funding Mortgage Securities I, Inc. 2004-S9 2A1 4.75% due 12/25/2019	2,355,692	2,405,732
2005-S1 2A1 4.75% due 2/25/2020	1,488,652	1,532,405
2005-S3 A1 4.75% due 3/25/2020	3,776,272	3,841,329
Structured Asset Securities Corp. 2004-21XS 2A6A 4.74% due 12/25/2034(2)	2,916,330	2,947,214
2005-1 4A1 5.00% due 2/25/2020	1,833,638	1,867,042
2003-30 3A1 5.00% due 10/25/2033	315,259	315,099
2003-29 2A1 5.25% due 9/25/2023	3,605,019	3,648,246
2004-3 3A1 5.50% due 3/25/2019	2,062,730	2,142,368
Wells Fargo Mortgage Backed Securities Trust 2004-Z 2A2 2.614% due 12/25/2034(2)	4,017,108	3,939,920
2005-AR12 2A5 2.645% due 6/25/2035(2)	7,733,312	7,542,493
2005-AR12 2A6 2.645% due 6/25/2035(2)	4,120,496	3,979,612
2003-J 2A1 4.42% due 10/25/2033(2)	1,465,542	1,484,054
2003-8 A1 4.50% due 8/25/2018	753,090	781,432
2003-J 1A9 4.575% due 10/25/2033(2)	4,763,126	4,823,065
2003-N 2A1 4.733% due 12/25/2033(2)	3,610,941	3,680,777
2003-15 1A1 4.75% due 12/25/2018	426,743	440,788
2005-1 1A1 4.75% due 1/25/2020	1,122,463	1,149,864
2005-2 2A1

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

March 31, 2012 (unaudited)	Principal Amount	Value
4.75% due 4/25/2020	$795,280	$830,355
2004-O A1 4.903% due 8/25/2034(2)	1,301,761	1,339,100
2004-2 A1 5.00% due 1/25/2019	1,303,288	1,327,588
2006-7 1A1 5.25% due 6/25/2021	647,006	661,322
2003-9 1A4 5.25% due 8/25/2033	1,760,909	1,792,284
Total Collateralized Mortgage Obligations (Cost $128,867,731)		129,229,051

	Principal Amount	Value
Senior Secured Loans — 2.4%
Healthcare — 0.1%
IMS Health, Inc. New Term Loan B 4.50% due 8/25/2017(2)	735,012	735,798
		735,798
Non Captive Diversified — 0.1%
Istar Financial, Inc. Term Loan A1 5.00% due 6/28/2013(2)	1,593,499	1,590,344
		1,590,344
Pharmaceuticals — 1.0%
Grifols, Inc. New Term Loan B 4.50% due 6/1/2017(2)	4,750,223	4,743,288
RP Select Finance Trust Term Loan A 2.72% due 8/12/2016(2)	8,325,000	8,297,278
		13,040,566
Real Estate Investment Trusts — 0.2%
LNR Property Corp. Term Loan B 4.75% due 4/29/2016(2)	2,775,000	2,773,834
		2,773,834
Refining — 0.2%
Citgo Petroleum Corp. Term Loan C 9.00% due 6/23/2017(2)	2,456,250	2,505,375
		2,505,375
Retailers — 0.5%
BJ’s Wholesale Club, Inc. Hybrid Term Loan 5.25% due 9/28/2018(2)	2,992,500	3,005,757
Lord & Taylor Holdings LLC Term Loan B 5.75% due 1/11/2019(2)	4,500,000	4,521,105
		7,526,862
Wireless — 0.3%
Crown Castle International Corp. Term Loan B 4.00% due 1/31/2019(2)	4,488,750	4,469,403
		4,469,403
Total Senior Secured Loans (Cost $32,474,428)		32,642,182

March 31, 2012 (unaudited)	Principal Amount	Value
Commercial Mortgage-Backed Securities — 21.3%
American Tower Trust 2007-1A AFX 5.42% due 4/15/2037(1)	$7,055,000	$7,510,725

	Principal Amount	Value
Banc of America Commercial Mortgage, Inc. 2004-1 A4 4.76% due 11/10/2039	4,250,000	4,467,315
2005-5 A4 5.115% due 10/10/2045(2)	8,000,000	8,868,752
2005-6 A4 5.193% due 9/10/2047(2)	9,100,000	10,161,724
2006-2 A4 5.731% due 5/10/2045(2)	5,500,000	6,249,546
Bear Stearns Commercial Mortgage Securities 2004-PWR3 A4 4.715% due 2/11/2041	2,940,000	3,087,585
2003-T10 A2 4.74% due 3/13/2040	1,961,632	2,003,824
2003-PWR2 A4 5.186% due 5/11/2039(2)	3,860,000	4,029,693
2005-PW10 A4 5.405% due 12/11/2040(2)	11,410,000	12,744,981
Chase Commercial Mortgage Securities Corp. 1998-1 F 6.56% due 5/18/2030(1)(2)	706,200	723,520
Citigroup Commercial Mortgage Trust 2004-C1 A4 5.361% due 4/15/2040(2)	6,525,000	7,000,810
2006-C5 A4 5.431% due 10/15/2049	7,390,000	8,364,896
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A4 5.225% due 7/15/2044(2)	325,000	361,750
Commercial Mortgage Asset Trust 1999-C1 B 7.23% due 1/17/2032(2)	3,000,000	3,195,222
Commercial Mortgage Pass-Through Certificates 2003-LB1A A1 3.251% due 6/10/2038	290,288	292,542
2005-LP5 A4 4.982% due 5/10/2043(2)	3,100,000	3,401,270
Credit Suisse Mortgage Capital Certificates 2006-C3 A3 5.815% due 6/15/2038(2)	5,000,000	5,646,080
Crown Castle Towers LLC Sr. Sec. Nt. 3.214% due 8/15/2015(1)	3,650,000	3,691,862
4.523% due 1/15/2015(1)	1,950,000	2,039,456
CS First Boston Mortgage Securities Corp. 2003-C3 A5 3.936% due 5/15/2038	2,392,189	2,440,071
2004-C2 A2 5.416% due 5/15/2036(2)	10,768,000	11,533,992
1997-C2 F 7.46% due 1/17/2035(2)	2,425,000	2,529,491
First Union-Lehman Brothers-Bank of America 1998-C2 E 6.778% due 11/18/2035	4,016,000	4,179,644
GE Capital Commercial Mortgage Corp. 2004-C1 A3 4.596% due 11/10/2038	5,502,365	5,733,656
2004-C1 B

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

March 31, 2012 (unaudited)	Principal Amount	Value
4.692% due 11/10/2038(2)	$2,315,000	$2,394,358
2005-C1 AJ 4.826% due 6/10/2048(2)	3,000,000	3,111,036
2003-C2 A4 5.145% due 7/10/2037	5,300,000	5,479,098
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2 5.454% due 5/10/2040(2)	2,690,000	2,830,214
Greenwich Capital Commercial Funding Corp. 2005-GG3 A3 4.569% due 8/10/2042	4,000,000	4,110,588
2004-GG1 A7 5.317% due 6/10/2036(2)	7,715,000	8,223,858
J.P. Morgan Chase Commercial Mortgage Securities Corp. 2004-C3 A5 4.878% due 1/15/2042	6,325,000	6,813,012
2005-LDP1 A4 5.038% due 3/15/2046(2)	5,420,000	5,898,938
2005-LDP5 A4 5.205% due 12/15/2044(2)	2,190,000	2,442,744
2005-LDP5 AM 5.247% due 12/15/2044(2)	7,860,000	8,494,923
2003-CB6 A2 5.255% due 7/12/2037(2)	3,450,000	3,601,327
LB Commercial Conduit Mortgage Trust 1998-C1 F 6.30% due 2/18/2030(1)	2,500,000	2,551,595
LB UBS Commercial Mortgage Trust 2003-C7 A4 4.931% due 9/15/2035(2)	5,775,000	6,028,742
2002-C7 A4 4.96% due 12/15/2031	1,366,195	1,394,756
2003-C8 A4 5.124% due 11/15/2032(2)	3,515,000	3,692,986
Merrill Lynch Mortgage Investors Trust 1998-C3 D 6.583% due 12/15/2030(2)	4,500,000	4,757,342
Merrill Lynch Mortgage Trust 2004-BPC1 A5 4.855% due 10/12/2041(2)	6,300,000	6,766,748
2003-KEY1 A4 5.236% due 11/12/2035(2)	5,135,000	5,415,258
2005-LC1 A4 5.291% due 1/12/2044(2)	3,000,000	3,333,762
Morgan Stanley Capital I 2004-HQ3 A3 4.49% due 1/13/2041	247,359	248,179
2004-HQ3 A4 4.80% due 1/13/2041	9,163,000	9,635,481
2005-HQ5 A4 5.168% due 1/14/2042	3,500,000	3,801,081
2005-HQ7 AAB 5.178% due 11/14/2042(2)	917,477	932,882
2005-IQ10 A4A 5.23% due 9/15/2042(2)	10,455,000	11,571,740
2006-HQ8 A4 5.418% due 3/12/2044(2)	9,500,000	10,560,703
Morgan Stanley Dean Witter Capital I 2002-IQ2 B 5.93% due 12/15/2035	1,388,000	1,390,768
Nomura Asset Securities Corp. 1998-D6 B1 6.00% due 3/15/2030(1)	3,317,000	3,397,003
Salomon Brothers Mortgage Securities VII, Inc. 2002-KEY2 A3 4.865% due 3/18/2036	455,157	454,810
1999-C1 G 7.156% due 5/18/2032(1)(2)	1,258,000	1,286,496
TIAA CMBS Trust 2001-C1A H 5.77% due 6/19/2033(1)	4,000,000	4,095,144
Wachovia Bank Commercial Mortgage Trust 2003-C8 A3 4.445% due 11/15/2035	4,025,718	4,066,212
2004-C10 A4 4.748% due 2/15/2041	1,645,462	1,735,360
2005-C18 A4 4.935% due 4/15/2042	4,500,000	4,916,444
2003-C8 B 5.03% due 11/15/2035(2)	1,727,000	1,779,287
2005-C21 A4 5.205% due 10/15/2044(2)	7,400,000	8,168,157
2004-C11 A5 5.215% due 1/15/2041(2)	4,237,000	4,542,026
2006-C29 A4 5.308% due 11/15/2048	2,377,000	2,652,589
2006-C23 AM 5.466% due 1/15/2045(2)	4,400,000	4,660,933
Total Commercial Mortgage-Backed Securities (Cost $286,066,588)		287,494,987

	Principal Amount	Value
Corporate Bonds — 38.2%
Aerospace/Defense — 0.4%
BE Aerospace, Inc. Sr. Nt. 8.50% due 7/1/2018	3,500,000	3,867,500
L-3 Communications Corp. Ser. B 6.375% due 10/15/2015	1,487,000	1,522,316
		5,389,816
Automotive — 1.4%
Banque PSA Finance Sr. Nt. 3.375% due 4/4/2014(1)	3,000,000	2,994,654
Daimler Finance North America LLC 1.875% due 9/15/2014(1)	4,000,000	4,057,344
Ford Motor Credit Co. LLC Sr. Nt. 7.00% due 10/1/2013	1,500,000	1,599,413
7.50% due 8/1/2012	3,000,000	3,044,754
RCI Banque S.A. Sr. Nt. 3.40% due 4/11/2014(1)	3,000,000	3,004,752
Volkswagen International Finance NV 1.625% due 3/22/2015(1)	4,500,000	4,499,860
		19,200,777
Banking — 7.6%
Abbey National Treasury Services PLC 2.875% due 4/25/2014	3,500,000	3,484,512
American Express Credit Corp. Sr. Nt. 2.375% due 3/24/2017	2,500,000	2,503,845
ANZ National Int’l Ltd. 2.375% due 12/21/2012(1)	3,000,000	3,034,149
Bank of America Corp. Sr. Nt. 4.50% due 4/1/2015	4,000,000	4,143,056

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

March 31, 2012 (unaudited)	Principal Amount	Value
Barclays Bank PLC Sr. Nt. 2.50% due 1/23/2013	$3,500,000	$3,530,803
Capital One Financial Corp. Sr. Nt. 2.125% due 7/15/2014	4,000,000	4,022,800
Citigroup, Inc. Sr. Nt. 5.50% due 4/11/2013	4,000,000	4,150,996
Sub. Nt. 5.00% due 9/15/2014	1,500,000	1,553,444
Credit Suisse/New York NY Sr. Nt. 3.45% due 7/2/2012	1,250,000	1,259,228
5.00% due 5/15/2013	2,650,000	2,751,492
Deutsche Bank AG Sr. Nt. 2.375% due 1/11/2013	1,500,000	1,512,060
Fifth Third Capital Trust IV 6.50% due 4/15/2037(2)	4,500,000	4,477,500
ING Bank N.V. Sr. Nt. 2.375% due 6/9/2014(1)	4,400,000	4,369,094
JPMorgan Chase & Co. Sr. Nt. 2.05% due 1/24/2014	4,000,000	4,069,312
Merrill Lynch & Co., Inc. Sr. Nt. Ser. C 6.05% due 8/15/2012	2,000,000	2,034,738
Morgan Stanley Sr. Nt. 2.875% due 1/24/2014	3,750,000	3,741,855
6.60% due 4/1/2012	1,250,000	1,250,000
PNC Preferred Funding Trust III Jr. Sub. Nt. 8.70% due 3/15/2013(1)(2)(4)	3,000,000	3,083,130
Rabobank Nederland N.V. Sr. Nt. 2.65% due 8/17/2012(1)	750,000	756,670
Regions Financial Corp. Sr. Nt. 4.875% due 4/26/2013	2,000,000	2,035,000
Royal Bank of Canada Sr. Nt. 1.45% due 10/30/2014	4,500,000	4,559,562
Royal Bank of Scotland PLC 3.25% due 1/11/2014	3,000,000	3,042,495
Sumitomo Mitsui Banking Corp. Sr. Nt. 1.90% due 1/12/2015(1)	4,500,000	4,536,909
SunTrust Banks, Inc. Sr. Nt. 3.60% due 4/15/2016	4,600,000	4,753,157
The Bank of New York Mellon Corp. Sr. Nt. 1.20% due 2/20/2015	2,700,000	2,703,256
The Goldman Sachs Group, Inc. Sr. Nt. 3.625% due 8/1/2012	2,750,000	2,774,159
5.15% due 1/15/2014	2,500,000	2,628,090
Toronto-Dominion Bank Sr. Nt. 1.375% due 7/14/2014	4,000,000	4,070,200
U.S. Bancorp Sr. Nt 2.875% due 11/20/2014	3,500,000	3,648,582
UBS AG Stamford CT Sr. Nt. 2.25% due 8/12/2013	4,000,000	4,025,136
Union Bank N.A. Sr. Nt. 2.125% due 12/16/2013	4,500,000	4,575,303
Wells Fargo Bank N.A. Sub. Nt. 5.75% due 5/16/2016	800,000	892,388
Westpac Banking Corp. Sr. Nt. 2.10% due 8/2/2013	2,500,000	2,530,593
		102,503,514
Building Materials — 0.1%
Masco Corp. Sr. Nt. 5.875% due 7/15/2012	1,850,000	1,864,084
		1,864,084
Chemicals — 1.5%
Airgas, Inc. Sr. Nt. 2.85% due 10/1/2013	4,325,000	4,428,372
Ecolab, Inc. Sr. Nt. 2.375% due 12/8/2014	5,600,000	5,800,200
Lyondell Chemical Co. Sec. Nt. 11.00% due 5/1/2018	5,000,000	5,525,000
Yara International ASA Sr. Nt. 5.25% due 12/15/2014(1)	4,500,000	4,860,067
		20,613,639
Construction Machinery — 0.2%
Case New Holland, Inc. 7.75% due 9/1/2013	2,000,000	2,130,000
		2,130,000
Consumer Products — 0.4%
Newell Rubbermaid, Inc. Sr. Nt. 5.50% due 4/15/2013	3,000,000	3,128,313
Whirlpool Corp. Sr. Nt. 8.00% due 5/1/2012	1,525,000	1,532,758
		4,661,071
Diversified Manufacturing — 0.5%
Danaher Corp. Sr. Nt. 1.30% due 6/23/2014	1,800,000	1,828,615
Textron, Inc. Sr. Nt. 6.20% due 3/15/2015	4,600,000	5,045,418
		6,874,033
Electric — 1.6%
AEP Texas North Co. Sr. Nt. Ser. B 5.50% due 3/1/2013	1,350,000	1,406,215
Calpine Construction Finance Co. LP Sr. Sec. Nt. 8.00% due 6/1/2016(1)	4,500,000	4,893,750
EDP Finance BV Sr. Nt. 5.375% due 11/2/2012(1)	2,500,000	2,501,250
Great Plains Energy, Inc. Sr. Nt. 2.75% due 8/15/2013	800,000	813,682

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

March 31, 2012 (unaudited)	Principal Amount	Value
MidAmerican Energy Holdings Co. Sr. Nt. 3.15% due 7/15/2012	$1,250,000	$1,258,721
Mirant Mid Atlantic Pass-Through Trust Ser. A 8.625% due 6/30/2012	459,524	468,714
National Rural Utilities Cooperative Finance Corp. 2.625% due 9/16/2012	1,050,000	1,059,925
Oncor Electric Delivery Co. Sr. Sec. Nt. 6.375% due 5/1/2012	750,000	752,874
PPL Energy Supply LLC Sr. Nt. Ser. A 5.70% due 10/15/2035	3,195,000	3,492,451
The AES Corp. Sr. Nt. 7.75% due 3/1/2014	4,500,000	4,860,000
		21,507,582
Energy - Integrated — 0.4%
Husky Energy, Inc. Sr. Nt. 5.90% due 6/15/2014	4,600,000	5,034,902
		5,034,902
Food And Beverage — 1.8%
Anheuser-Busch InBev Worldwide, Inc. 2.50% due 3/26/2013	2,500,000	2,545,297
3.00% due 10/15/2012	1,000,000	1,012,971
Coca-Cola Enterprises, Inc. Sr. Nt. 1.125% due 11/12/2013	2,000,000	2,007,854
General Mills, Inc. Sr. Nt. 1.55% due 5/16/2014	2,750,000	2,795,059
Kraft Foods, Inc. Sr. Nt. 2.625% due 5/8/2013	4,500,000	4,586,413
Pernod-Ricard SA Sr. Nt. 2.95% due 1/15/2017(1)	5,000,000	5,050,645
SABMiller Holdings, Inc. 1.85% due 1/15/2015(1)	2,700,000	2,736,256
Wm. Wrigley Jr. Co. Sec. Nt. 2.45% due 6/28/2012(1)	2,000,000	2,007,860
Sr. Sec. Nt. 3.05% due 6/28/2013(1)	2,000,000	2,028,760
		24,771,115
Gaming — 0.1%
Seminole Tribe of Fla Sr. Sec. Nt. 5.798% due 10/1/2013(1)	1,269,000	1,276,144
		1,276,144
Government Related — 0.2%
Petrobras International Finance Co. - Pifco 2.875% due 2/6/2015	1,800,000	1,846,946
Ras Laffan Liquefied Natural Gas Co. Ltd. Sr. Sec. Nt. 4.50% due 9/30/2012(1)	1,250,000	1,265,000
		3,111,946
Health Insurance — 0.2%
UnitedHealth Group, Inc. Sr. Nt. 4.875% due 4/1/2013	3,000,000	3,124,557
		3,124,557
Healthcare — 1.4%
AmerisourceBergen Corp. 5.625% due 9/15/2012	1,750,000	1,787,844
CareFusion Corp. Sr. Nt. 4.125% due 8/1/2012	1,085,000	1,095,501
Express Scripts, Inc. 5.25% due 6/15/2012	1,200,000	1,210,199
6.25% due 6/15/2014	3,500,000	3,847,669
Hospira, Inc. Sr. Nt. 6.05% due 3/30/2017	2,500,000	2,783,205
Life Technologies Corp. Sr. Nt. 3.375% due 3/1/2013	4,550,000	4,629,625
Owens & Minor, Inc. 6.35% due 4/15/2016	3,500,000	3,780,066
		19,134,109
Independent Energy — 2.2%
Anadarko Petroleum Corp. Sr. Nt. 5.95% due 9/15/2016	3,700,000	4,265,719
Canadian Natural Resources Ltd. Sr. Nt. 1.45% due 11/14/2014	2,650,000	2,685,597
Chesapeake Energy Corp. 7.625% due 7/15/2013	4,750,000	5,011,250
Newfield Exploration Co. Sr. Sub. Nt. 6.625% due 4/15/2016	4,500,000	4,601,250
Petrohawk Energy Corp. 7.875% due 6/1/2015	4,600,000	4,830,000
Quicksilver Resources, Inc. 8.25% due 8/1/2015	3,500,000	3,465,000
Woodside Finance Ltd. 5.00% due 11/15/2013(1)	4,500,000	4,725,896
		29,584,712
Industrial - Other — 0.3%
URS Corp. Sr. Nt. 3.85% due 4/1/2017(1)	4,500,000	4,485,280
		4,485,280
Insurance - Life — 2.2%
Aegon N.V. Sr. Nt. 4.75% due 6/1/2013	4,000,000	4,135,608
American International Group, Inc. Sr. Nt. 3.65% due 1/15/2014	4,500,000	4,583,299
Assurant, Inc. Sr. Nt. 5.625% due 2/15/2014	3,000,000	3,153,987
Genworth Financial, Inc. Sr. Nt. 5.65% due 6/15/2012	2,500,000	2,518,530
Hartford Financial Services Group, Inc. Sr. Nt. 4.625% due 7/15/2013	3,500,000	3,636,864
Lincoln National Corp. Sr. Nt. 5.65% due 8/27/2012	2,895,000	2,948,222
Metropolitan Life Global Funding I Sec. Nt. 2.00% due 1/9/2015(1)	3,000,000	3,031,800
Sr. Sec. Nt. 5.125% due 4/10/2013(1)	2,000,000	2,090,554

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

March 31, 2012 (unaudited)	Principal Amount	Value
New York Life Global Funding 2.25% due 12/14/2012(1)	$1,200,000	$1,213,948
Prudential Financial, Inc. Sr. Nt. 2.75% due 1/14/2013	2,000,000	2,028,568
		29,341,380
Insurance P&C — 0.9%
Aspen Insurance Holdings Ltd. Sr. Nt. 6.00% due 8/15/2014	2,525,000	2,710,393
Axis Capital Holdings Ltd. Sr. Nt. 5.75% due 12/1/2014	1,700,000	1,819,510
Marsh & McLennan Cos., Inc. Sr. Nt. 4.85% due 2/15/2013	2,762,000	2,845,045
Willis Group Holdings PLC 4.125% due 3/15/2016	4,500,000	4,574,192
		11,949,140
Lodging — 0.2%
Royal Caribbean Cruises Ltd. Sr. Nt. 7.00% due 6/15/2013	3,000,000	3,135,000
		3,135,000
Media Cable — 0.4%
Cox Communications, Inc. 4.625% due 6/1/2013	2,200,000	2,298,430
Time Warner Cable, Inc. 5.40% due 7/2/2012	3,000,000	3,034,257
		5,332,687
Media Noncable — 1.1%
NBCUniversal Media LLC Sr. Nt. 2.10% due 4/1/2014	4,000,000	4,084,840
News America, Inc. 5.30% due 12/15/2014	4,500,000	4,978,260
RR Donnelley & Sons Co. Sr. Nt. 5.50% due 5/15/2015	3,000,000	3,037,500
Scholastic Corp. Sr. Nt. 5.00% due 4/15/2013	1,500,000	1,522,500
The Interpublic Group of Companies, Inc. Sr. Nt. 6.25% due 11/15/2014	1,500,000	1,635,000
		15,258,100
Metals And Mining — 2.1%
Anglo American Capital PLC 2.15% due 9/27/2013(1)	4,200,000	4,238,094
ArcelorMittal Sr. Nt. 3.75% due 2/25/2015	2,000,000	2,032,546
5.375% due 6/1/2013	4,000,000	4,151,452
BHP Billiton Finance USA Ltd. 1.125% due 11/21/2014	2,700,000	2,718,706
FMG Resources August 2006 Pty. Ltd. 7.00% due 11/1/2015(1)	3,500,000	3,570,000
Freeport-McMoRan Copper & Gold, Inc. Sr. Nt. 1.40% due 2/13/2015	2,700,000	2,689,756
Rio Tinto Alcan, Inc. Sr. Nt. 4.875% due 9/15/2012	1,000,000	1,019,498
Steel Dynamics, Inc. 7.375% due 11/1/2012	1,950,000	2,003,625
United States Steel Corp. Sr. Nt. 5.65% due 6/1/2013	2,000,000	2,118,400
Xstrata Canada Financial Corp. 2.85% due 11/10/2014(1)	3,500,000	3,563,546
		28,105,623
Non Captive Consumer — 0.8%
HSBC Finance Corp. Sr. Nt. 4.75% due 7/15/2013	4,000,000	4,147,164
SLM Corp. Sr. Nt. 5.00% due 4/15/2015	2,000,000	2,035,370
Sr. Nt. Ser. A 5.00% due 10/1/2013	3,750,000	3,834,375
		10,016,909
Non Captive Diversified — 0.9%
Ally Financial, Inc. 4.50% due 2/11/2014	3,000,000	3,003,750
CIT Group, Inc. Sec. Nt. 5.25% due 4/1/2014(1)	3,500,000	3,574,375
GATX Corp. Sr. Nt. 4.75% due 10/1/2012	1,200,000	1,219,180
General Electric Capital Corp. Sr. Nt. 2.80% due 1/8/2013	4,500,000	4,576,378
		12,373,683
Oil Field Services — 0.6%
Transocean Ltd. 5.25% due 3/15/2013	4,750,000	4,915,252
Weatherford Bermuda International Ltd. 5.15% due 3/15/2013	3,500,000	3,611,066
		8,526,318
Packaging — 0.5%
Bemis Co., Inc. Sr. Nt. 4.875% due 4/1/2012	790,000	790,000
Sealed Air Corp. Sr. Nt. 5.625% due 7/15/2013(1)	5,200,000	5,366,114
		6,156,114
Paper — 0.2%
Packaging Corp. of America Sr. Nt. 5.75% due 8/1/2013	2,500,000	2,626,018
		2,626,018
Pharmaceuticals — 0.7%
Amgen, Inc. Sr. Nt. 1.875% due 11/15/2014	4,500,000	4,603,900
Gilead Sciences, Inc. Sr. Nt. 2.40% due 12/1/2014	5,000,000	5,172,735
		9,776,635
Pipelines — 0.6%
Enterprise Products Operating LLC 4.60% due 8/1/2012	1,500,000	1,519,896
Kinder Morgan, Inc. Sr. Nt. 6.50% due 9/1/2012	2,750,000	2,805,000
Plains All American Pipeline LP 4.25% due 9/1/2012	3,000,000	3,036,426
		7,361,322

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

March 31, 2012 (unaudited)	Principal Amount	Value
Refining — 0.2%
Phillips 66 1.95% due 3/5/2015(1)	$2,700,000	$2,718,676
		2,718,676
REITs — 3.0%
Camden Property Trust Sr. Nt. 5.875% due 11/30/2012	2,000,000	2,049,896
CommonWealth REIT Sr. Nt. 6.40% due 2/15/2015	3,000,000	3,167,802
ERP Operating LP Sr. Nt. 5.20% due 4/1/2013	5,500,000	5,684,184
HCP, Inc. Sr. Nt. 5.65% due 12/15/2013	4,200,000	4,456,024
Liberty Property LP Sr. Nt. 6.375% due 8/15/2012	3,000,000	3,052,101
ProLogis LP 5.625% due 11/15/2015	3,600,000	3,920,468
Tanger Properties LP Sr. Nt. 6.15% due 11/15/2015	4,500,000	5,018,490
Washington Real Estate Investment Trust Sr. Nt. 5.25% due 1/15/2014	6,998,000	7,333,582
WEA Finance LLC 5.75% due 9/2/2015(1)	4,600,000	5,045,331
		39,727,878
Retailers — 0.3%
Home Depot, Inc. Sr. Nt. 5.25% due 12/16/2013	3,500,000	3,779,307
		3,779,307
Supermarkets — 0.1%
TESCO PLC Sr. Nt. 2.00% due 12/5/2014(1)	1,800,000	1,830,181
		1,830,181
Technology — 2.0%
Agilent Technologies, Inc. Sr. Nt. 2.50% due 7/15/2013	2,300,000	2,336,448
4.45% due 9/14/2012	1,500,000	1,522,355
Broadcom Corp. Sr. Nt. 1.50% due 11/1/2013	1,200,000	1,213,534
Computer Sciences Corp. Sr. Nt. 5.50% due 3/15/2013	3,000,000	3,112,500
Hewlett-Packard Co. Sr. Nt. 2.35% due 3/15/2015	4,000,000	4,076,036
Lexmark International, Inc. Sr. Nt. 5.90% due 6/1/2013	2,500,000	2,607,247
Maxim Integrated Products, Inc. Sr. Nt. 3.45% due 6/14/2013	2,000,000	2,053,714
National Semiconductor Corp. Sr. Nt. 6.15% due 6/15/2012	2,250,000	2,274,012
Pitney Bowes, Inc. Sr. Nt. 3.875% due 6/15/2013	4,000,000	4,130,248
Xerox Corp. Sr. Nt. 5.65% due 5/15/2013	4,000,000	4,185,896
		27,511,990
Transportation Services — 0.1%
ERAC USA Finance LLC 2.25% due 1/10/2014(1)	1,000,000	1,006,421
		1,006,421
Wireless — 0.4%
America Movil SAB de C.V. 3.625% due 3/30/2015	4,500,000	4,757,337
		4,757,337
Wirelines — 0.6%
Telecom Italia Capital SA 5.25% due 11/15/2013	3,000,000	3,082,500
Telefonica Emisiones SAU 2.582% due 4/26/2013	4,550,000	4,569,146
		7,651,646
Total Corporate Bonds (Cost $509,010,696)		514,209,646

	Principal Amount	Value
Hybrid ARMS — 0.0%
FNMA 2.44% due 8/1/2046(2)	33,627	35,923
Total Hybrid ARMS (Cost $33,925)		35,923

	Principal Amount	Value
Mortgage-Backed Securities — 0.0%
FHLMC 7.00% due 9/1/2038	59,019	67,420
Total Mortgage-Backed Securities (Cost $61,278)		67,420

	Principal Amount	Value
U.S. Agencies — 1.8%
Federal Home Loan Mortgage Corp. 1.00% due 8/27/2014	10,000,000	10,129,300
2.00% due 8/25/2016	13,000,000	13,514,709
Total U.S. Agencies (Cost $23,584,640)		23,644,009

	Principal Amount	Value
U.S. Government Securities — 9.9%
U.S. Treasury Notes 0.25% due 12/15/2014 - 2/15/2015	27,205,000	27,027,278
0.375% due 11/15/2014 - 3/15/2015	77,475,000	77,226,134
0.50% due 8/15/2014	2,075,000	2,078,729
0.875% due 11/30/2016 - 2/28/2017	18,741,000	18,616,204
1.00% due 10/31/2016	8,100,000	8,120,250
Total U.S. Government Securities (Cost $133,360,015)		133,068,595

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

March 31, 2012 (unaudited)	Principal Amount	Value
Municipal Bonds — 0.3%
Puerto Rico Comwlth. Govt. Dev. Bk. Ser. A Sr. Nts. 3.448% due 2/1/2015	$4,500,000	$4,539,735
Total Municipal Bonds (Cost $4,500,000)		4,539,735

	Principal Amount	Value
Repurchase Agreements — 4.8%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/30/2012, maturity value of $64,060,053, due 4/2/2012(5)	64,060,000	64,060,000
Total Repurchase Agreements (Cost $64,060,000)		64,060,000

March 31, 2012 (unaudited)		Value
Total Investments — 102.2% (Cost $1,369,148,706)		$1,376,873,816
Other Liabilities, Net — (2.2)%		(30,213,964)
Total Net Assets — 100.0%		$1,346,659,852

(1)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2012, the aggregate market value of these securities amounted to $187,998,231, representing 14.0% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2012.
(3)	Securities are segregated for anticipated collateral requirements.
(4)	Maturity is perpetual. Maturity date presented represents the next call date.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLB	0.20%	9/14/2012	$65,345,000

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$187,882,268	$—	$187,882,268
Collateralized Mortgage Obligations	—	129,229,051	—	129,229,051
Senior Secured Loans	—	32,642,182	—	32,642,182
Commercial Mortgage-Backed Securities	—	287,494,987	—	287,494,987
Corporate Bonds	—	514,209,646	—	514,209,646
Hybrid ARMS	—	35,923	—	35,923
Mortgage-Backed Securities	—	67,420	—	67,420
U.S. Agencies	—	23,644,009	—	23,644,009
U.S. Government Securities	—	133,068,595	—	133,068,595
Municipal Bonds	—	4,539,735	—	4,539,735
Repurchase Agreements	—	64,060,000	—	64,060,000

Total	$—	$1,376,873,816	$—	$1,376,873,816

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Fund

March 31, 2012 (unaudited)	Principal Amount	Value
Corporate Bonds — 90.2%
Aerospace/Defense — 0.6%
Moog, Inc. Sr. Sub. Nt. 7.25% due 6/15/2018	$450,000	$482,625
Triumph Group, Inc. 8.625% due 7/15/2018	330,000	369,600
		852,225
Automotive — 5.8%
American Axle & Manufacturing, Inc. 7.75% due 11/15/2019	730,000	779,275
7.875% due 3/1/2017	400,000	413,000
Ford Motor Co. Sr. Nt. 7.45% due 7/16/2031	800,000	978,000
Ford Motor Credit Co. LLC Sr. Nt. 8.00% due 12/15/2016	700,000	811,583
8.125% due 1/15/2020	560,000	676,897
General Motors Financial Co., Inc. 6.75% due 6/1/2018	830,000	886,491
JB Poindexter & Co., Inc. Sr. Nt. 9.00% due 4/1/2022(1)	670,000	689,262
Pittsburgh Glass Works LLC Sr.Sec.Nt. 8.50% due 4/15/2016(1)	900,000	895,500
Schaeffler Finance BV Sr. Sec. Nt. 7.75% due 2/15/2017(1)	370,000	391,275
8.50% due 2/15/2019(1)	750,000	800,625
The Goodyear Tire & Rubber Co. 7.00% due 5/15/2022	750,000	729,375
Visteon Corp. 6.75% due 4/15/2019	570,000	578,550
		8,629,833
Banking — 0.6%
Royal Bank of Scotland Group PLC Jr. Sub. Nt. 7.648% due 9/30/2031(2)(3)	300,000	254,250
9.118% due 8/13/2012(3)	700,000	631,750
		886,000
Brokerage — 1.5%
E*Trade Financial Corp. Sr. Nt. 6.75% due 6/1/2016	700,000	715,750
12.50% due 11/30/2017	1,244,000	1,447,705
		2,163,455
Building Materials — 1.1%
Norcraft Cos. L.P. Sec. Nt. 10.50% due 12/15/2015	900,000	789,750
USG Corp. 7.875% due 3/30/2020(1)	840,000	841,050
		1,630,800
Chemicals — 1.0%
Huntsman International LLC 8.625% due 3/15/2020	450,000	502,875
LyondellBasell Industries NV Sr. Nt. 5.00% due 4/15/2019(1)	950,000	950,000
		1,452,875
Construction Machinery — 1.3%
Terex Corp. 6.50% due 4/1/2020	800,000	806,000
UR Financing Escrow Corp. Sec. Nt. 5.75% due 7/15/2018(1)	350,000	358,313
Sr. Nt. 7.375% due 5/15/2020(1)	350,000	357,875
7.625% due 4/15/2022(1)	350,000	359,625
		1,881,813
Consumer Cyclical Services — 0.7%
Monitronics International, Inc. Sr. Nt. 9.125% due 4/1/2020(1)	670,000	678,375
The Geo Group, Inc. 6.625% due 2/15/2021	300,000	313,875
		992,250
Consumer Products — 0.9%
Armored Autogroup, Inc. Sr. Nt. 9.25% due 11/1/2018(1)	360,000	300,600
NBTY, Inc. 9.00% due 10/1/2018	900,000	991,125
		1,291,725
Electric — 4.1%
Calpine Corp. Sr. Sec. Nt. 7.50% due 2/15/2021(1)	300,000	320,250
7.875% due 7/31/2020(1)	600,000	652,500
Covanta Holding Corp. Sr. Nt. 6.375% due 10/1/2022	670,000	680,710
DPL, Inc. Sr. Nt. 7.25% due 10/15/2021(1)	1,150,000	1,276,500
GenOn Energy, Inc. Sr. Nt. 7.875% due 6/15/2017	450,000	392,625
Mirant Americas Generation LLC Sr. Nt. 8.50% due 10/1/2021	380,000	334,400
Mirant Mid Atlantic Pass Through Trust Ser. A 8.625% due 6/30/2012	45,995	46,915
North American Energy Alliance LLC Sec. Nt 10.875% due 6/1/2016	760,000	837,900
NRG Energy, Inc. 8.50% due 6/15/2019	600,000	604,500
The AES Corp. Sr. Nt. 7.375% due 7/1/2021(1)	530,000	585,650
8.00% due 6/1/2020	360,000	413,100
		6,145,050
Entertainment — 1.0%
NAI Entertainment Holdings LLC Sr. Sec. Nt. 8.25% due 12/15/2017(1)	450,000	493,875
WMG Acquisition Corp. Sr. Sec. Nt. 9.50% due 6/15/2016	900,000	981,000
		1,474,875
Food And Beverage — 2.2%
Aramark Corp. 4.047% due 2/1/2015(2)	135,000	133,988

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Fund

March 31, 2012 (unaudited)	Principal Amount	Value
ARAMARK Holdings Corp. Sr. Nt. 8.625% due 5/1/2016(1)(4)	$1,000,000	$1,025,000
Del Monte Corp. 7.625% due 2/15/2019	780,000	776,100
Michael Foods, Inc. 9.75% due 7/15/2018	1,250,000	1,373,437
		3,308,525
Gaming — 3.7%
Caesar’s Entertainment Operating Co., Inc. 5.625% due 6/1/2015	600,000	459,000
CityCenter Holdings LLC Sr. Sec. Nt. 7.625% due 1/15/2016(1)	680,000	715,700
MGM Resorts International 6.625% due 7/15/2015	600,000	616,500
Sr. Sec. Nt. 9.00% due 3/15/2020	600,000	667,500
Pinnacle Entertainment, Inc. 7.75% due 4/1/2022	670,000	701,825
8.75% due 5/15/2020	450,000	491,625
Scientific Games International, Inc. 9.25% due 6/15/2019	620,000	686,650
Wynn Las Vegas LLC 5.375% due 3/15/2022(1)	550,000	536,250
7.75% due 8/15/2020	550,000	604,313
		5,479,363
Government Related — 0.7%
Citgo Petroleum Corp. Sr. Sec. Nt. 11.50% due 7/1/2017(1)	945,000	1,058,400
		1,058,400
Health Insurance — 0.7%
AMERIGROUP Corp. Sr. Nt. 7.50% due 11/15/2019	925,000	1,012,875
		1,012,875
Healthcare — 5.4%
Apria Healthcare Group, Inc. Sr. Sec. Nt. 12.375% due 11/1/2014	870,000	867,825
ConvaTec Healthcare E S.A. Sr. Nt. 10.50% due 12/15/2018(1)	900,000	924,750
DaVita, Inc. 6.625% due 11/1/2020	600,000	627,000
Fresenius Medical Care US Finance II, Inc. 5.875% due 1/31/2022(1)	650,000	667,875
HCA, Inc. Sr. Nt. 6.375% due 1/15/2015	450,000	474,750
Sr. Sec. Nt. 7.875% due 2/15/2020	250,000	274,687
8.50% due 4/15/2019	340,000	377,825
9.875% due 2/15/2017	182,000	198,380
IMS Health, Inc. Sr. Nt. 12.50% due 3/1/2018(1)	450,000	532,125
INC Research LLC Sr. Nt. 11.50% due 7/15/2019(1)	630,000	614,250
Kinetic Concepts, Inc. 12.50% due 11/1/2019(1)	600,000	564,000
Rural/Metro Corp. Sr. Nt. 10.125% due 7/15/2019(1)	750,000	691,875
Teleflex, Inc. 6.875% due 6/1/2019	330,000	355,575
Universal Hospital Services, Inc. Sec. Nt. 8.50% due 6/1/2015(2)	500,000	511,875
USPI Finance Corp. Sr. Nt. 9.00% due 4/1/2020(1)	330,000	339,900
		8,022,692
Home Construction — 1.3%
Beazer Homes USA, Inc. 9.125% due 5/15/2019	375,000	322,500
Meritage Homes Corp. 7.15% due 4/15/2020	850,000	875,500
Taylor Morrison Communities, Inc. Sr. Nt. 7.75% due 4/15/2020(1)	740,000	746,300
		1,944,300
Independent Energy — 11.6%
Alta Mesa Holdings 9.625% due 10/15/2018	870,000	876,525
Berry Petroleum Co. Sr. Nt. 6.375% due 9/15/2022	600,000	616,500
BreitBurn Energy Partners L.P. 7.875% due 4/15/2022(1)	650,000	663,000
Carrizo Oil & Gas, Inc. 8.625% due 10/15/2018	1,000,000	1,052,500
Chesapeake Energy Corp. 6.625% due 8/15/2020	192,000	195,360
6.775% due 3/15/2019	750,000	744,375
9.50% due 2/15/2015	500,000	572,500
Cimarex Energy Co. 5.875% due 5/1/2022	670,000	683,400
Clayton Williams Energy, Inc. 7.75% due 4/1/2019	630,000	626,850
Concho Resources, Inc. 7.00% due 1/15/2021	350,000	375,375
Connacher Oil and Gas Ltd. Sec. Nt. 8.50% due 8/1/2019(1)	830,000	830,000
Continental Resources, Inc. 8.25% due 10/1/2019	270,000	301,725
Eagle Rock Energy Partners L.P. 8.375% due 6/1/2019	410,000	422,300
Energy XXI Gulf Coast, Inc. 9.25% due 12/15/2017	310,000	335,575
EV Energy Partners L.P. 8.00% due 4/15/2019	680,000	697,000
Harvest Operations Corp. 6.875% due 10/1/2017(1)	700,000	742,000
Kodiak Oil & Gas Corp. 8.125% due 12/1/2019(1)	900,000	951,750
Linn Energy LLC 6.25% due 11/1/2019(1)	600,000	582,000
6.50% due 5/15/2019(1)	260,000	254,800
7.75% due 2/1/2021	540,000	560,250
Oasis Petroleum, Inc. 6.50% due 11/1/2021	1,000,000	1,005,000
OGX Austria GmbH 8.375% due 4/1/2022(1)	670,000	676,700
8.50% due 6/1/2018(1)	530,000	550,670

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Fund

March 31, 2012 (unaudited)	Principal Amount	Value
Plains Exploration & Production Co. 6.625% due 5/1/2021	$550,000	$583,000
6.75% due 2/1/2022	470,000	491,150
Samson Investment Co. Sr. Nt. 9.75% due 2/15/2020(1)	530,000	536,625
SandRidge Energy, Inc. 7.50% due 3/15/2021	650,000	640,250
Vanguard Natural Resources LLC 7.875% due 4/1/2020	630,000	628,034
		17,195,214
Insurance - Life — 0.9%
CNO Financial Group, Inc. Sr. Sec. Nt. 9.00% due 1/15/2018(1)	700,000	756,000
Symetra Financial Corp. Jr. Sub. Nt. 8.30% due 10/15/2037(1)(2)	560,000	548,800
		1,304,800
Lodging — 0.2%
Host Hotels & Resorts LP 6.00% due 10/1/2021(1)	350,000	373,625
		373,625
Media Cable — 2.2%
CCO Holdings LLC 6.625% due 1/31/2022	300,000	311,250
7.375% due 6/1/2020	240,000	260,400
7.875% due 4/30/2018	700,000	756,000
CSC Holdings LLC Sr. Nt. 6.75% due 11/15/2021(1)	900,000	937,125
Quebecor Media, Inc. Sr. Nt. 7.75% due 3/15/2016	300,000	307,875
Videotron Ltee 5.00% due 7/15/2022(1)	670,000	663,300
		3,235,950
Media Noncable — 7.3%
AMC Networks, Inc. 7.75% due 7/15/2021(1)	520,000	579,800
Block Communications, Inc. Sr. Nt. 7.25% due 2/1/2020(1)	1,500,000	1,528,125
Clear Channel Worldwide Holdings, Inc. 7.625% due 3/15/2020(1)	800,000	782,500
Entravision Communications Corp. Sr. Sec. Nt. 8.75% due 8/1/2017	210,000	222,338
Hughes Satellite Systems Corp. Sr. Sec. Nt. 6.50% due 6/15/2019	560,000	585,200
7.625% due 6/15/2021	800,000	858,000
Intelsat Jackson Holdings S.A. 7.25% due 4/1/2019	300,000	315,375
7.50% due 4/1/2021	690,000	725,362
11.25% due 6/15/2016	590,000	620,975
Intelsat Luxembourg S.A. 11.50% due 2/4/2017(1)(4)	700,000	721,000
Lamar Media Corp. 5.875% due 2/1/2022(1)	900,000	915,750
RR Donnelley & Sons Co. Sr. Nt. 8.25% due 3/15/2019	670,000	666,650
Sinclair Television Group, Inc. 8.375% due 10/15/2018	500,000	540,000
Univision Communications, Inc. Sr. Sec. Nt. 6.875% due 5/15/2019(1)	560,000	567,700
7.875% due 11/1/2020(1)	480,000	504,000
Valassis Communications, Inc. 6.625% due 2/1/2021	710,000	727,750
		10,860,525
Metals And Mining — 2.5%
FMG Resources August 2006 Pty Ltd. Sr. Nt. 6.00% due 4/1/2017(1)	600,000	594,000
6.875% due 4/1/2022(1)	400,000	390,000
7.00% due 11/1/2015(1)	750,000	765,000
8.25% due 11/1/2019(1)	350,000	367,500
Peabody Energy Corp. 6.00% due 11/15/2018(1)	750,000	735,000
Penn Virginia Resource Partners L.P. 8.25% due 4/15/2018	880,000	902,000
		3,753,500
Non Captive Diversified — 4.2%
Aircastle Ltd. Sr. Nt. 6.75% due 4/15/2017(1)	840,000	840,000
Ally Financial, Inc. 5.50% due 2/15/2017	900,000	901,070
8.00% due 11/1/2031	500,000	551,250
CIT Group, Inc. Sr. Nt. 5.25% due 3/15/2018	550,000	561,000
5.50% due 2/15/2019(1)	450,000	459,000
International Lease Finance Corp. Sr. Nt. 5.875% due 4/1/2019	1,000,000	966,454
8.625% due 9/15/2015	750,000	825,000
8.75% due 3/15/2017	980,000	1,090,250
		6,194,024
Oil Field Services — 3.0%
Basic Energy Services, Inc. 7.75% due 2/15/2019	1,020,000	1,045,500
Key Energy Services, Inc. 6.75% due 3/1/2021(1)	800,000	818,000
Oil States International, Inc. 6.50% due 6/1/2019	430,000	451,500
Precision Drilling Corp. 6.50% due 12/15/2021(1)	600,000	627,000
SESI LLC 7.125% due 12/15/2021(1)	800,000	864,000
Stallion Oilfield Holdings Ltd. Sr. Sec. Nt. 10.50% due 2/15/2015	540,000	581,850
		4,387,850
Packaging — 2.8%
Reynolds Group Issuer, Inc. Sr. Sec. Nt. 7.125% due 4/15/2019(1)	600,000	625,500
Sr. Nt. 9.875% due 8/15/2019(1)	1,880,000	1,922,300
Sealed Air Corp. Sr. Nt. 8.125% due 9/15/2019(1)	900,000	993,375
8.375% due 9/15/2021(1)	500,000	561,875
		4,103,050

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Fund

March 31, 2012 (unaudited)	Principal Amount	Value
Paper — 0.8%
Cascades, Inc. 7.75% due 12/15/2017	$300,000	$300,000
Longview Fibre Paper & Packaging, Inc. Sr. Sec. Nt. 8.00% due 6/1/2016(1)	870,000	886,313
		1,186,313
Pharmaceuticals — 1.3%
Endo Pharmaceuticals Holdings, Inc. 7.00% due 7/15/2019	530,000	565,775
Grifols, Inc. 8.25% due 2/1/2018	500,000	541,250
Pharmaceutical Product Development, Inc. Sr. Nt. 9.50% due 12/1/2019(1)	700,000	759,500
		1,866,525
Pipelines — 3.5%
Atlas Pipeline Partners L.P. 8.75% due 6/15/2018	380,000	404,700
Copano Energy LLC 7.125% due 4/1/2021	1,000,000	1,052,500
MarkWest Energy Partners L.P. 6.50% due 8/15/2021	600,000	637,500
Martin Midstream Partners L.P. 8.875% due 4/1/2018	900,000	927,000
Niska Gas Storage US LLC 8.875% due 3/15/2018	560,000	526,400
Regency Energy Partners L.P. 6.50% due 7/15/2021	650,000	689,000
Targa Resources Partners L.P. 6.375% due 8/1/2022(1)	380,000	385,700
6.875% due 2/1/2021	500,000	520,000
		5,142,800
Railroads — 0.0%
RailAmerica, Inc. Sr. Sec. Nt. 9.25% due 7/1/2017	49,000	51,634
		51,634
Refining — 0.8%
Calumet Specialty Products Partners L.P. 9.375% due 5/1/2019	870,000	904,800
Northern Tier Energy LLC Sr. Sec. Nt. 10.50% due 12/1/2017(1)	300,000	327,000
		1,231,800
REITs — 0.9%
Sabra Health Care L.P. 8.125% due 11/1/2018	1,280,000	1,356,800
		1,356,800
Retailers — 2.9%
99 Cents Only Stores 11.00% due 12/15/2019(1)	1,000,000	1,070,000
Burlington Coat Factory Warehouse Corp. 10.00% due 2/15/2019	1,100,000	1,144,000
The Neiman Marcus Group, Inc. 10.375% due 10/15/2015	1,230,000	1,280,750
YCC Holdings LLC Sr. Nt. 10.25% due 2/15/2016(4)	790,000	804,812
		4,299,562
Supermarkets — 0.5%
Tops Holding Corp. Sr. Sec. Nt. 10.125% due 10/15/2015	710,000	757,925
		757,925
Technology — 4.6%
Amkor Technology, Inc. Sr. Nt. 6.625% due 6/1/2021	350,000	361,813
7.375% due 5/1/2018	460,000	492,775
Avaya, Inc. 10.125% due 11/1/2015(4)	1,100,000	1,089,000
CDW LLC 8.50% due 4/1/2019	700,000	743,750
DuPont Fabros Technology L.P. 8.50% due 12/15/2017	530,000	583,000
First Data Corp. Sec. Nt. 8.75% due 1/15/2022(1)(4)	1,013,000	977,545
12.625% due 1/15/2021	400,000	401,000
Lawson Software, Inc. Sr. Nt. 11.50% due 7/15/2018(1)	1,370,000	1,513,850
Sanmina-SCI Corp. 7.00% due 5/15/2019(1)	660,000	673,200
		6,835,933
Transportation Services — 1.6%
Avis Budget Car Rental LLC 7.75% due 5/15/2016	300,000	308,250
9.625% due 3/15/2018	450,000	488,250
9.75% due 3/15/2020	450,000	491,625
Hertz Corp. 7.50% due 10/15/2018	700,000	742,875
Navios Maritime Holdings, Inc. Sr. Sec. Nt. 8.875% due 11/1/2017	360,000	369,000
		2,400,000
Wireless — 4.8%
Cricket Communications, Inc. 7.75% due 10/15/2020	600,000	589,500
Digicel Ltd. Sr. Nt. 8.25% due 9/1/2017(1)	900,000	951,750
MetroPCS Wireless, Inc. 7.875% due 9/1/2018	1,000,000	1,052,500
NII Capital Corp. 7.625% due 4/1/2021	400,000	391,000
8.875% due 12/15/2019	910,000	953,225
10.00% due 8/15/2016	410,000	464,325
Sprint Nextel Corp. Sr. Nt. 6.00% due 12/1/2016	700,000	624,750
7.00% due 3/1/2020(1)	200,000	203,000
9.00% due 11/15/2018(1)	525,000	576,187
Trilogy International Partners LLC Sr. Sec. Nt. 10.25% due 8/15/2016(1)	630,000	549,675
ViaSat, Inc. 6.875% due 6/15/2020(1)	750,000	768,750
		7,124,662
Wirelines — 1.2%
Frontier Communications Corp. Sr. Nt. 8.125% due 10/1/2018	540,000	571,050
8.25% due 4/15/2017	280,000	301,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Fund

March 31, 2012 (unaudited)	Principal Amount	Value
Windstream Corp. 7.50% due 6/1/2022	$600,000	$627,000
7.875% due 11/1/2017	330,000	363,825
		1,862,875
Total Corporate Bonds (Cost $129,516,790)		133,752,423

	Principal Amount	Value
Senior Secured Loans — 4.7%
Consumer Products — 0.6%
Prestige Brands, Inc. Term Loan 5.25% - 6.25% due 1/31/2019(2)	962,121	967,336
		967,336
Electric — 0.4%
Texas Competitive Electric Holdings Co. LLC Extended Term Loan 4.743% due 10/10/2017(2)	951,554	527,817
		527,817
Gaming — 0.7%
Harrah’s Prop Co. Senior Note 3.24% due 2/13/2013(2)	1,400,000	1,109,892
		1,109,892
Media Noncable — 1.1%
Clear Channel Communication, Inc. Term Loan B 3.891% due 1/28/2016(2)	1,933,123	1,563,201
		1,563,201
Oil Field Services — 0.5%
Frac Tech International LLC Term Loan B 6.25% due 5/6/2016(2)	808,721	804,904
		804,904
Paper — 0.7%
Exopack LLC Term Loan 6.50% due 5/31/2017(2)	992,500	990,396
		990,396
Retailers — 0.7%
The Neiman Marcus Group, Inc. Extended Term Loan 4.75% due 5/16/2018(2)	1,000,000	998,440
		998,440
Total Senior Secured Loans (Cost $7,611,381)		6,961,986

	Shares	Value
Common Stocks — 0.4%
Banking — 0.4%
Citigroup, Inc.	16,661	608,960
		608,960
Total Common Stocks (Cost $501,597)		608,960

	Principal Amount	Value
Repurchase Agreements — 5.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/30/2012, maturity value of $8,086,007, due 4/2/2012(5)	$8,086,000	$8,086,000
Total Repurchase Agreements (Cost $8,086,000)		8,086,000
Total Investments — 100.7% (Cost $145,715,768)		149,409,369
Other Liabilities, Net — (0.7)%		(1,093,243)
Total Net Assets — 100.0%		$148,316,126

(1)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2012, the aggregate market value of these securities amounted to $53,237,990, representing 35.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Variable rate security. The rate shown is the rate in effect at March 31, 2012.
(3)	Maturity is perpetual. Maturity date presented represents the next call date.
(4)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U. S. Treasury Note	0.75%	8/15/2013	$8,250,213

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Fund

The following is a summary of the inputs used as of Mar 31, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$133,752,423	$—	$133,752,423
Senior Secured Loans	—	6,961,986	—	6,961,986
Common Stocks	608,960	—	—	608,960
Repurchase Agreements	—	8,086,000	—	8,086,000

Total	$608,960	$148,800,409	$—	$149,409,369

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund

March 31, 2012 (unaudited)	Principal Amount	Value
Municipal Bonds — 92.5%
Alabama — 0.0%
Alabama 21st Century Auth. Tobacco Settlement Rev. 5.75% due 12/1/2019	$160,000	$161,898
		161,898
Arizona — 1.4%
Arizona St. Transn. Brd. Hwy. Rev. Ser. B 5.00% due 7/1/2032	1,000,000	1,102,850
Arizona Wtr. Infrastructure Fin. Auth. Rev. Wtr. Quality-Ser. A 5.00% due 10/1/2027	1,500,000	1,700,355
Chandler, AZ G.O. 5.00% due 7/1/2021	1,500,000	1,750,320
Mesa AZ Utility Sys. Rev. FGIC Insured 5.00% due 7/1/2027	575,000	618,321
Phoenix , AZ G.O. Ser. B 5.375% due 7/1/2012(1)	420,000	425,279
5.375% due 7/1/2020	580,000	586,426
		6,183,551
California — 8.1%
California St. Dept. of Wtr. Res. Ctr. Valley Proj. Rev. Wtr. Sys. Ser. AG 5.00% due 12/1/2028	1,500,000	1,725,990
California St. Dept. Veterans Affairs Home Pur. Rev. AMT-Ser. A 5.00% due 12/1/2032	2,500,000	2,528,800
California St. Dept. Wtr. Res. Pwr. Supply Rev. 5.00% due 5/1/2022	1,500,000	1,720,125
California St. Pub. Wrks. Brd. Lease Rev. Dept. Gen. Svcs. Bldgs. 8 & 9 Ser. A 6.125% due 4/1/2028	1,000,000	1,158,860
Trustees Calif. St. Univ. Ser. D 6.125% due 4/1/2028	1,245,000	1,454,534
Var. Cap. Projs. Sub. Ser. I-1 6.125% due 11/1/2029	1,875,000	2,158,219
Dept. Dev. Svcs. Porterville Ser. C 6.50% due 4/1/2029	1,500,000	1,766,775
California St. Var. Purp. G.O.
5.125% due 4/1/2033	3,000,000	3,152,130
6.00% due 3/1/2033 - 11/1/2035	5,000,000	5,745,240
6.50% due 4/1/2033	2,000,000	2,420,300
California Statewide Cmntys. Dev. Auth. Rev. Var. Kaiser Hosp. Ser. C 5.25% due 8/1/2031	1,115,000	1,198,658
Golden St. Tobacco Securitization Corp. CA Tobacco Settlement Rev. Enhanced Asset Bkd. Ser. A, AMBAC Insured 5.00% due 6/1/2021	1,500,000	1,501,755
Los Angeles CA Dept. of Arpts. Rev. Sr-Los Angeles Intl. Arpt. Ser. A 5.00% due 5/15/2035	2,500,000	2,727,750
San Francisco City & Cnty. Arpt. Commn. Intl. Rev. Ref-AMT-Second-Ser. C 5.00% due 5/1/2025	1,500,000	1,623,855
Ser. G 5.25% due 5/1/2025	2,000,000	2,308,740
San Francisco City & Cnty. CA Pub. Utilities Commn. Wtr. Rev.- Wtr. Sys. Impt. Proj.- Sub. Ser. A 5.00% due 11/1/2029	2,000,000	2,291,280
Univ. of California Revs. Ser. O 5.75% due 5/15/2029	1,000,000	1,170,760
		36,653,771
Colorado — 1.7%
Colorado Health Facs. Auth. Rev. Ref-Adventist Health/Sunbelt Ser. D 5.25% due 11/15/2035(2)	1,825,000	1,928,039
Colorado Hsg. & Fin. Auth. Single Family Mtg. Ser. A FHA Insured 5.50% due 11/1/2029	1,190,000	1,221,178
Colorado St. Health Facs. Auth. Rev. Catholic Health-Ser. A 5.25% due 2/1/2031	2,000,000	2,239,480
West Metro Fire Protn. Dist. CO. G.O. Ser. A MBIA Insured 5.25% due 12/1/2026	1,895,000	2,102,484
		7,491,181
Connecticut — 2.0%
Connecticut St. G.O. Ser. C 5.75% due 11/1/2019	1,500,000	1,890,210
Ser. D 5.00% due 11/1/2030	2,000,000	2,300,180
Connecticut St. Gen. Rev. Revolving Fd. Ser. A 5.00% due 1/1/2024	1,500,000	1,799,295
Connecticut St. Spl. Tax Oblig. Rev. Transn. Infrastructure Ser. A 5.00% due 11/1/2027	1,500,000	1,690,170
Univ. of Connecticut Ser. A 5.00% due 2/15/2031	1,000,000	1,138,750
		8,818,605
Delaware — 0.3%
Wilmington Delaware G.O. Ser. A 5.00% due 12/1/2018(1)	1,195,000	1,470,125
5.00% due 12/1/2028	55,000	61,592
		1,531,717
District Of Columbia — 1.3%
District of Columbia Income Tax Sec. Rev. Ser. A 5.00% due 12/1/2036	2,000,000	2,230,080
Metropolitan Washington DC Arpt. Auth. Sys. Rev. Ser. A 5.00% due 10/1/2026	2,000,000	2,242,140
AMT-Ser.C 5.00% due 10/1/2028	1,500,000	1,596,765
		6,068,985
Florida — 4.1%
Brevard Cnty. FLA Health Facs. Auth. Health Care Facs. Rev. Health First Inc. Proj. 7.00% due 4/1/2039	1,500,000	1,739,385
Broward Cnty. FLA Wtr. & Swr. Utility Rev. Ser. A 5.00% due 10/1/2037(3)	2,000,000	2,224,380
Florida St. G.O. Brd. of Ed. Ser. A

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund

March 31, 2012 (unaudited)	Principal Amount	Value
5.00% due 1/1/2022	$2,000,000	$2,351,420
Dept. Trans. - Right of Way 5.375% due 7/1/2027	1,500,000	1,722,150
Miami-Dade Cnty. FLA Aviation Rev. Ser. A 6.00% due 10/1/2027	1,500,000	1,714,440
Miami-Dade Cnty. FLA Health Facs. Auth. Hosp. Rev. Ref- Miami Childrens Hosp. Ser. A 6.125% due 8/1/2042	500,000	572,665
Orlando & Orange Cnty. FLA Expressway Auth. Rev. Ser. C 5.00% due 7/1/2026	2,480,000	2,780,030
Palm Beach Cnty. FLA Solid Waste Auth. Ref. 5.00% due 10/1/2031	2,000,000	2,218,340
Palm Beach Cnty. FLA Wtr. & Swr. Rev. FPL Reclaimed Wtr. Proj. 5.25% due 10/1/2033	1,500,000	1,694,865
Sarasota Cnty. FLA Pub. Hosp. Dist. Hosp. Rev. Sarasota Memorial Hosp. Proj. Ser. A 5.625% due 7/1/2039	1,500,000	1,608,945
		18,626,620
Georgia — 3.0%
Atlanta GA Arpt. Rev. Ref-Gen-Ser. C 5.25% due 1/1/2030	1,000,000	1,114,810
Atlanta GA Wtr. & Wastewtr. Rev. Ser. A 6.00% due 11/1/2027 - 11/1/2029	3,000,000	3,470,370
De Kalb Cnty. GA Wtr. & Swr. Rev. Ser. A 5.25% due 10/1/2025	2,000,000	2,324,440
Gwinnett Cnty. GA Sch. Dist. G.O. 5.00% due 2/1/2018(1)	1,760,000	2,135,162
5.00% due 2/1/2032 - 2/1/2036	2,740,000	2,995,375
Metropolitan Atlanta Rapid Tran. Auth. GA Sales Tax Rev. Ref-Third Indenture Ser. B, FSA Insured 5.00% due 7/1/2026	1,500,000	1,648,260
		13,688,417
Guam — 0.2%
Guam Govt. Business Privilege Tax Rev. Ser. A 5.00% due 1/1/2027	1,000,000	1,092,630
		1,092,630
Hawaii — 0.6%
Hawaii St. G.O. Ref-Ser. DZ 5.00% due 12/1/2031	2,500,000	2,844,500
		2,844,500
Illinois — 4.0%
Chicago IL Brd. of Ed. G.O. Ser. A 5.50% due 12/1/2039	2,000,000	2,194,580
Chicago IL Sales Tax Rev. Ser. A 5.25% due 1/1/2038	2,000,000	2,181,380
Illinois St. G.O. 5.00% due 3/1/2017 - 1/1/2019	6,350,000	7,137,068
Ref. 5.00% due 1/1/2024	2,500,000	2,694,225
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev. Ref. Ser. A-1 5.25% due 1/1/2030	2,000,000	2,178,800
Ser. B 5.50% due 1/1/2033	1,500,000	1,622,295
		18,008,348
Indiana — 0.5%
Indiana Fin. Auth. Hlth. Sys. Rev. Sisters of St. Francis Hlth. 5.00% due 11/1/2025	2,000,000	2,188,300
		2,188,300
Iowa — 0.9%
Iowa Fin. Auth. Rev. Revolving Fd. 5.00% due 8/1/2029	1,750,000	2,027,165
Iowa St. Student Loan Liquidity Corp. AMT-Sr. Ser. A-1 5.00% due 12/1/2021	2,000,000	2,219,160
		4,246,325
Kansas — 1.1%
Kansas St. Dept. Transn. Hwy. Rev. Ser. B-2 5.00% due 9/1/2022	1,500,000	1,772,340
Kansas St. Dev. Fin. Auth. Lease Rev. Ser. G-1, MBIA Insured 5.125% due 4/1/2022	1,300,000	1,375,790
Kansas St. Dev. Fin. Auth. Hosp. Rev. Adventist Health 5.50% due 11/15/2029	1,500,000	1,673,460
		4,821,590
Louisiana — 1.5%
Louisiana Loc. Govt. Environmental Facs. & Cmnty. Dev. Auth. Jefferson Parish Ser. A 5.25% due 4/1/2022	1,525,000	1,723,540
Louisiana St. G.O. Ser. A 5.00% due 9/1/2025	1,500,000	1,764,105
St. John The Baptist Parish LA Rev. Marathon Oil Corp.-Ser. A 5.125% due 6/1/2037	3,000,000	3,065,880
		6,553,525
Maine — 0.9%
Maine St. Tpk. Auth. Rev. Ref. Ser. B 5.00% due 7/1/2030	1,835,000	2,090,450
6.00% due 7/1/2034	1,500,000	1,751,535
		3,841,985
Maryland — 1.8%
Anne Arundel Cnty. MD G.O. Cons. Gen. Impt. 5.00% due 4/1/2028	1,500,000	1,765,935
Baltimore Cnty. MD G.O. Met. Dist. 71st Issue 5.00% due 2/1/2022	1,500,000	1,741,755
Maryland St. Dept. Transn. Cons. Transn. 5.25% due 12/15/2017	1,500,000	1,828,920
Prince Georges Cnty. MD G.O. Cons. Pub. Impt. Ser. A 5.00% due 9/15/2029	2,285,000	2,687,274
		8,023,884
Massachusetts — 4.4%
Massachusetts Bay Transn. Auth. Rev. Ser. A 5.25% due 7/1/2034	1,500,000	1,668,165
Massachusetts St. College Bldg. Auth. Ser. A

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund

March 31, 2012 (unaudited)	Principal Amount	Value
5.00% due 5/1/2028	$2,000,000	$2,326,620
Ser. B 5.00% due 5/1/2030	1,500,000	1,691,895
Massachusetts St. Dept. Transn. Met Hwy. Sys. Rev. Ser. B 5.00% due 1/1/2027	2,000,000	2,186,200
Massachusetts St. Health & Ed. Facs. Auth. Rev. Ser. A, M.I.T. 5.00% due 7/1/2038	1,500,000	1,676,850
Harvard Univ. Ser. B 5.00% due 10/1/2038	1,500,000	1,676,610
Harvard Univ. Ser. A 5.50% due 11/15/2036	1,500,000	1,790,865
Ser. O, M.I.T. 6.00% due 7/1/2036	1,500,000	1,838,520
Massachusetts St. Wtr. Poll. Abatement Tr. Ref. 5.00% due 8/1/2028	1,500,000	1,747,350
Massachusetts St. Wtr. Res. Auth. Ref-Gen-Ser. B 5.00% due 8/1/2031	2,000,000	2,310,180
Ser. A 5.00% due 8/1/2037(3)	1,000,000	1,118,870
		20,032,125
Michigan — 2.1%
Michigan Mun. Bd. Auth. Dept. of Treasury Rev. St. Clean Wtr. Revolving Fd. 5.00% due 10/1/2019	2,000,000	2,324,140
Michigan St. Hsg. Dev. Auth. Rental Hsg. Rev. Ser. B 5.00% due 10/1/2018	1,820,000	1,968,512
Wayne Cnty. MI Arpt. Auth. Rev. Arpt. Rev. Ref-Ser. B 5.00% due 12/1/2020	2,595,000	2,941,510
AMT-Arpt. Rev. Ref. Ser. A 5.00% due 12/1/2022	2,000,000	2,138,960
		9,373,122
Minnesota — 2.9%
Minnesota St. G.O. Hwy. & Var. Purp. 5.00% due 8/1/2022	1,500,000	1,746,795
Ref-St. Var. Purp. Ser. D 5.00% due 8/1/2022	1,500,000	1,846,065
Var. Purp. Ser. D 5.00% due 8/1/2024	2,000,000	2,442,540
Minnesota St. Pub. Safety Radio 5.00% due 6/1/2024	2,000,000	2,313,020
Tobacco Securitization Auth. MN Tobacco Settlement Rev. Tobacco Settlement-Ref. Ser. B 5.00% due 3/1/2020	2,000,000	2,279,700
5.25% due 3/1/2023	2,000,000	2,272,900
		12,901,020
Mississippi — 0.4%
Warren Cnty. MS Gulf Opportunity Zone Intl. Paper Ser. A 6.50% due 9/1/2032	1,500,000	1,675,935
		1,675,935
Missouri — 1.5%
Metropolitan St. Louis MO Swr. Dist. Wastewtr. Sys. Rev. Ser. A 5.75% due 5/1/2038	1,500,000	1,681,560
Missouri St. Environmental Impt. & Energy Res. Auth. Wtr. Poll. St. Revolving Fds. Pgs. Ser. A 5.75% due 1/1/2029	1,500,000	1,798,605
Missouri St. Hwys & Trans Commn. St. Rd. Rev. (1st Lein) 5.00% due 5/1/2025	1,500,000	1,694,700
(2nd Lein) 5.25% due 5/1/2018	1,500,000	1,785,990
		6,960,855
Montana — 0.5%
Forsyth MT Poll. Ctl. Rev. Ref-Portland Gen. Elec. Co. Ser. A 5.00% due 5/1/2033	2,000,000	2,188,380
		2,188,380
Nevada — 1.0%
Clark Cnty. NV G.O. Ref-Transn-Ser. A 5.00% due 12/1/2029	2,000,000	2,194,280
Clark Cnty. NV Wtr. Reclamation Dist. G.O. Ser. A 5.25% due 7/1/2038	2,000,000	2,174,060
		4,368,340
New Jersey — 3.8%
Essex Cnty. NJ Impt. Auth. Proj. Rev. AMBAC Insured 5.00% due 12/15/2023	2,000,000	2,249,200
Middlesex Cnty. NJ Impt. Auth. Lease Rev. Regl. Ed. Svc. Commn. 5.25% due 12/15/2033	1,500,000	1,681,095
New Jersey Economic Dev. Auth. Rev. Sch. Facs. Constr. Ser. O 5.25% due 3/1/2022	1,500,000	1,647,315
New Jersey Garden St. Preservation Tr. Ser. A FSA Insured 5.50% due 11/1/2015	1,500,000	1,746,810
New Jersey St. Ed. Facs. Auth. Rev. Princeton Univ. Ser. E 5.00% due 7/1/2033	1,500,000	1,653,630
New Jersey St. Transn. Tr. Fd. Auth. Transn. Sys. Ser. D 5.00% due 6/15/2020	2,000,000	2,190,080
Transn. Sys. Ser. C FSA Insured 5.50% due 12/15/2016	1,500,000	1,775,610
Transn. Sys. Ser. B 5.50% due 6/15/2031	1,500,000	1,707,525
New Jersey St. Var. Purp. G.O. 5.00% due 6/1/2021	2,000,000	2,374,800
		17,026,065
New York — 7.9%
Metropolitan Transn. Auth. NY Dedicated Tax Fd. Subser. B-2 5.00% due 11/15/2031	2,000,000	2,232,660
Ser. B 5.00% due 11/15/2034	1,500,000	1,634,535
Metropolitan Transn. Auth. NY Rev. Ser. D 5.00% due 11/15/2024	2,500,000	2,889,950
New York City NY Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Ref-Ser. AA 5.00% due 6/15/2034	2,000,000	2,219,120
New York NY G.O. Ser. D1 5.125% due 12/1/2024	1,500,000	1,735,650

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund

March 31, 2012 (unaudited)	Principal Amount	Value
Ser. H-1 5.25% due 3/1/2021	$1,500,000	$1,820,610
Subser. B-1 5.25% due 9/1/2025	2,000,000	2,293,160
New York St. Dorm. Auth. Lease Rev. Mental Health Svcs. Facs. Ser. A 5.00% due 8/15/2021	2,000,000	2,370,220
New York St. Dorm. Auth. Rev. NonStruct. Supp. Debt. Columbia Univ. Ser. C 5.00% due 7/1/2029	1,500,000	1,707,600
New York St. Dorm. Auth. Revs. St. Supp. Debt. Third Gen. Res. St. Univ. Edl. Facs. Ser. A 5.00% due 5/15/2025 - 5/15/2026	4,500,000	5,252,450
New York St. Dorm. Auth. St. Personal Income Tax Rev. Ser. E 5.00% due 8/15/2027	2,000,000	2,326,140
New York St. Liberty Dev. Corp. Liberty Rev. Ref-7 World Trade Ctr. Class 1 5.00% due 9/15/2031 - 9/15/2040 (3)	2,925,000	3,217,987
New York St. Thruway Auth. NY 5.25% due 3/15/2027	1,500,000	1,751,235
New York St.Thruway Auth. Second Gen. Hwy. & Bridge Tr. Fd. Ser. A-1 5.00% due 4/1/2028	1,500,000	1,694,505
Port Authority of NY & NJ Consol-Ser. 169 5.00% due 10/15/2024	2,000,000	2,265,580
		35,411,402
North Carolina — 2.2%
Charlotte NC Wtr. & Swr. Sys. Rev. Ser. B 5.00% due 7/1/2033	1,750,000	1,996,943
Raleigh NC Combined Enterprise Sys. Rev. Ser. A 5.00% due 3/1/2026	1,600,000	1,826,832
University NC Univ. Revs. 5.00% due 12/1/2027	1,500,000	1,683,210
Wake Cnty. NC G.O. 5.00% due 3/1/2017(1)	1,500,000	1,792,245
Pub. Impt. Ser. A 5.00% due 4/1/2018	2,000,000	2,431,660
		9,730,890
Ohio — 2.2%
Buckeye OH Tobacco Settlement Fing. Auth. Asset Bkd. Ser. A-1 5.00% due 6/1/2015	2,000,000	2,140,800
Columbus OH Swr. Rev. Ser. A 5.00% due 6/1/2028	1,500,000	1,641,105
Franklin Cnty. OH Cnvtn. Facs. Ref. Tax & Lease Rev. Antic. Bds., AMBAC Insured 5.25% due 12/1/2016	1,000,000	1,029,620
Lucas Cnty. OH Hosp. Rev. Ref-Promedica Healthcare-Ser. D 5.25% due 11/15/2028	1,550,000	1,705,915
Ohio St. Air Quality Dev. Auth. Rev. Ref-Poll. Ctl. FirstEnergy Generation Corp. Ser. C 5.625% due 6/1/2018	1,500,000	1,698,210
Ohio St. Hosp. Fac. Rev. Cleveland Clinic Health Ser. B 5.50% due 1/1/2034	1,500,000	1,668,210
		9,883,860
Oklahoma — 0.4%
Oklahoma St. Wtr. Res. Brd. Revolving Fd. Rev. Master Tr. 5.00% due 4/1/2029	1,635,000	1,861,971
		1,861,971
Oregon — 1.4%
Deschutes & Jefferson Cnty. OR Sch. Dist. G.O. 6.125% due 6/15/2032	1,500,000	1,775,325
Oregon St. Dept. Administrative Svcs. Lottery Rev. Ser. A 5.25% due 4/1/2030	1,480,000	1,721,728
Oregon St. Dept. Trans. Hwy. User Tax Rev. Sr. Lien-Ser. A 5.00% due 11/15/2033	1,500,000	1,672,530
Oregon St. G.O. St. Brd. Ed. Ser. D 5.00% due 8/1/2025	1,000,000	1,173,680
		6,343,263
Pennsylvania — 1.3%
Franklin Cnty. PA Ind. Dev. Auth. Rev. Chambersburg Hosp. Proj. 5.30% due 7/1/2030	1,000,000	1,070,140
Pennsylvania St. Tpk. Commn. Oil Franchise Tax Rev. Rmk. Ser. C of 2003 Tpk. 5.00% due 12/1/2032	2,125,000	2,293,109
Pennsylvania St. Tpk. Commn. Tpk. Rev. Sub-Spl-Motor License Fd. Enhanced Ser. A 6.00% due 12/1/2036	1,000,000	1,177,930
St. Mary Hosp. Auth. PA Health Sys. Rev. Catholic Health East Ser. A 5.00% due 11/15/2018	1,000,000	1,159,430
		5,700,609
Puerto Rico — 8.2%
Puerto Rico Comwlth. G.O. Ref-Pub. Impt. Ser. A 5.25% due 7/1/2023(3)	2,000,000	2,126,940
Ref. Pub. Impt. Ser. B 6.50% due 7/1/2037	500,000	556,605
Puerto Rico Comwlth. Govt. Dev. Bk. Ser. B Sr. Nts. 5.00% due 12/1/2014	2,460,000	2,624,992
Puerto Rico Comwlth. Hwy. & Transn. Auth. Transn. Ser. K 5.00% due 7/1/2021	2,000,000	2,095,460
Puerto Rico Comwlth. Hwy. & Transn. Auth. Transn. Rev. Ser. I FGIC Insured 5.00% due 7/1/2024	1,500,000	1,545,735
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Ser. UU FSA Insured 5.00% due 7/1/2022	1,500,000	1,615,005
Ser. TT 5.00% due 7/1/2024	1,500,000	1,576,725
Ser. ZZ 5.25% due 7/1/2025	2,000,000	2,187,140
Ser. WW 5.375% due 7/1/2024	2,000,000	2,183,900
5.50% due 7/1/2021	1,500,000	1,677,510
Ser. XX 5.75% due 7/1/2036	2,000,000	2,192,040
Puerto Rico Pub. Bldgs. Auth. Rev. Gtd. Ref-Govt. Facs. Ser. H
5.25% due 7/1/2013	500,000	523,665

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund

March 31, 2012 (unaudited)	Principal Amount	Value
Ref-Govt. Facs. Ser. F 5.25% due 7/1/2017	$1,470,000	$1,609,091
Govt. Facs. Ser. S 5.75% due 7/1/2022	2,000,000	2,145,660
Ref-Govt. Facs. Ser. P 6.00% due 7/1/2019	1,170,000	1,346,717
Govt. Facs. Ser. S 6.00% due 7/1/2041	1,575,000	1,686,668
Ref-Govt. Facs. Ser. P 7.00% due 7/1/2021	1,500,000	1,652,055
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Ser. C 5.00% due 8/1/2022	2,000,000	2,348,080
Ser. A 5.00% due 8/1/2024	2,000,000	2,212,680
5.25% due 8/1/2027	1,500,000	1,637,850
Ser. A Pre-refunded-First Sub 6.125% due 2/1/2014(1)	40,000	44,230
Ser. A Unrefunded-First Sub 6.125% due 8/1/2029	1,460,000	1,554,856
		37,143,604
Rhode Island — 0.9%
Rhode Island St. & Providence Plantations G.O. Cons. Cap. Dev. Lien-Ser. A 5.50% due 8/1/2031	1,500,000	1,755,075
Tobacco Settlement Fing. Corp. RI Asset Bkd. Ser. A 6.00% due 6/1/2023	1,205,000	1,208,362
6.125% due 6/1/2032	1,015,000	1,022,054
		3,985,491
South Carolina — 1.3%
Charleston Cnty. SC G.O. Cap. Impt. Transn. Sales Tax 5.00% due 11/1/2022	2,000,000	2,496,740
South Carolina St. Pub. Svc. Auth. Rev. Ser. B 5.25% due 1/1/2034	1,500,000	1,678,320
Ref. Ser. A 5.50% due 1/1/2015	1,500,000	1,690,350
		5,865,410
Tennessee — 1.8%
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev. Mountain Sts. Hlth. Alliance 5.625% due 7/1/2030	1,500,000	1,636,590
Metropolitan Govt. Nashville & Davidson Cnty. Tenn Hlth. & Ed. Facs. Brd. Rev. Vanderbilt Univ. Ser. A 5.00% due 10/1/2034	1,250,000	1,388,275
Vanderbilt Univ. Ser. B 5.50% due 10/1/2034	1,500,000	1,715,310
Tennessee St. G.O. Ser. C 5.00% due 5/1/2018(1)	1,425,000	1,741,336
Tennessee St. Sch. Bd. Auth. Higher Ed. Facs. Ser. B 5.125% due 5/1/2033	1,500,000	1,672,260
		8,153,771
Texas — 9.1%
Allen, Tex. Indpt. Sch. Dist. G.O. Ref. 5.00% due 2/15/2036	1,580,000	1,759,204
Austin, Tex. Elec. Utility Sys. Rev. Ser. A 5.00% due 11/15/2026	2,000,000	2,272,320
Bexar Cnty. Tex. G.O. Certificates Oblig. 5.00% due 6/15/2030	1,500,000	1,669,215
Canadian River Tex. Mun. Wtr. Auth. Sub Lien-Conjunctive Use Groundwater Supply Proj. 5.00% due 2/15/2026	2,000,000	2,265,960
Dallas-Fort Worth Tex. Intl. Arpt. Rev. Ref-JT-Ser. B 5.00% due 11/1/2023	2,500,000	2,849,150
Harris Cnty. Tex. Flood Ctl. Dist. Ref-Contract Tax Ser. A 5.00% due 10/1/2034	2,000,000	2,229,620
Harris Cnty. Tex. G.O. Ser. B 5.00% due 10/1/2024	1,500,000	1,781,520
Ref-Rd-Ser. A 5.25% due 10/1/2031	1,500,000	1,730,085
Montgomery Cnty. Tex. G.O. 5.125% due 3/1/2031	1,500,000	1,660,020
North Tex. Mun. Wtr. Dist. Regl. Wastewtr. Rev. 5.00% due 6/1/2028	1,500,000	1,654,185
North Tex. Twy. Auth. Dallas North Twy. Sys. Rev. Ser. C 6.00% due 1/1/2023 - 1/1/2025	4,250,000	4,963,367
North Tex. Twy. Auth. Rev. Spl. Projs. Sys. Ser. A 5.00% due 9/1/2031	2,000,000	2,216,660
Spl. Projs. Sys. Ser. D 5.00% due 9/1/2031	2,000,000	2,216,660
Sr. Projs. Sys. Ser. A 5.50% due 9/1/2036	1,500,000	1,708,995
Northwest Tex. Indpt. Sch. Dist. G.O. Sch. Bldg. 5.00% due 2/15/2036	2,500,000	2,770,250
Round Rock Tex. Indpt. Sch. Dist. G.O. Sch. Bldg. 5.25% due 8/1/2034	1,500,000	1,740,645
Tex. Private Activity Bd. Surface Transn. Corp. Sr. Lien 6.875% due 12/31/2039	3,130,000	3,560,719
Texas St. Univ. Sys. Fing. Rev. 5.25% due 3/15/2027	1,500,000	1,699,140
		40,747,715
Utah — 0.2%
Metropolitan Wtr. Dist. of UT Salt Lake & Sandy Wtr. Rev. Ref. Ser. A 5.00% due 7/1/2037	1,000,000	1,118,980
		1,118,980
Virginia — 2.0%
Fairfax Cnty. VA Indl. Dev. Auth. Rev. Health Care Inova Ser. C 5.00% due 5/15/2025	500,000	564,300
Tobacco Settlement Fin. Corp. VA Asset Bkd. 5.50% due 6/1/2026(1)	1,500,000	1,641,585
Virginia St. Pub. Sch. Auth. Sch. Fing. Ser. B 5.00% due 8/1/2028	1,500,000	1,685,385
5.25% due 8/1/2033	1,000,000	1,125,030
Virginia St. Pub. Sch. Auth. Spl. Oblg. Montgomery Cnty. Sch. Fing. 5.00% due 1/15/2026	2,000,000	2,335,240

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund

March 31, 2012 (unaudited)	Principal Amount	Value
Virginia St. Res. Auth. Infrastructure Rev. Pooled Fing. Prog. Ser. B 5.00% due 11/1/2030	$1,375,000	$1,588,744
		8,940,284
Washington — 2.9%
Clark Cnty. WA Pub. Utility Dist. No. 001, Generating Sys. Rev. 5.00% due 1/1/2024	2,000,000	2,214,660
Energy Northwest WA Elec. Rev. Ref-Columbia Generating Ser. A 5.00% due 7/1/2023	1,500,000	1,783,140
King Cnty. WA Swr. Rev. 5.50% due 1/1/2030	1,815,000	2,047,501
Port of Seattle WA Rev. Ref-AMT-Intl. Ser. B 5.00% due 8/1/2024	1,500,000	1,671,465
AMT-Ref-Ser. B 5.00% due 9/1/2024	1,500,000	1,677,720
Tobacco Settlement Auth. WA Tobacco Settlement Rev. Asset Bkd. 6.50% due 6/1/2026	1,425,000	1,483,454
Washington St. G.O. Motor Vehicle Tax-Senior 520 Corridor Prog. Toll-Ser. C 5.00% due 6/1/2033	2,000,000	2,248,260
		13,126,200
Wisconsin — 0.7%
Wisconsin St. Health & Edl. Facs. Auth. Rev. Aurora Health Care Ser. A 5.00% due 7/15/2028	1,000,000	1,068,030
Aurora Health Care 6.50% due 4/15/2033	2,000,000	2,069,860
		3,137,890
Total Municipal Bonds (Cost $389,317,214)		416,523,014
Total Investments — 92.5% (Cost $389,317,214)		416,523,014
Other Assets, Net — 7.5%		33,569,287
Total Net Assets — 100.0%		$450,092,301

(1)	Pre-refunded.
(2)	Variable rate security. The rate shown is the rate in effect at March 31, 2012.
(3)	When-issued security.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$416,523,014	$—	$416,523,014

Total	$—	$416,523,014	$—	$416,523,014

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Municipal Bond Fund

March 31, 2012 (unaudited)	Principal Amount	Value
Municipal Bonds — 93.4%
Arizona — 0.9%
Tempe AZ Indl. Dev. Auth. Rev. Ref- Friendship Vlg. Ser. A 6.25% due 12/1/2042	$1,900,000	$1,927,303
		1,927,303

California — 12.5%
California Health Facs. Fing. Auth. Rev. Episcopal Home Ser. B 6.00% due 2/1/2032	1,500,000	1,625,310
California St. Hsg. Fin. Agy. Rev. AMT-Home Mtge. Ser. K 5.50% due 2/1/2042	1,735,000	1,734,861
California St. Muni. Fin. Auth. Rev. Emerson College 5.75% due 1/1/2033	1,300,000	1,421,563
California St. Pub. Wrks. Brd. Lease Rev. Var. Cap. Projs. Ser. A 5.00% due 4/1/2034	1,500,000	1,523,580
Var. Cap. Projs. Sub. Ser. I-1 6.125% due 11/1/2029	1,500,000	1,726,575
6.625% due 11/1/2034	2,000,000	2,275,660
California St. Var. Purp. G.O. 5.125% due 4/1/2033	2,000,000	2,101,420
6.00% due 11/1/2039	1,500,000	1,721,775
Foothill Eastern Trans. Corridor Agy. CA. Toll Road Rev. Ref-Convertible Cap. Apprec. 5.875% due 1/15/2026	2,000,000	2,033,280
Port of Oakland CA Rev. Ref-AMT-Ser. O 5.125% due 5/1/2031	1,250,000	1,275,863
San Diego Calif. Redev. Agy. Tax Allocation Rev.
City Heights Redev. Ser. A
5.625% due 9/1/2040	1,000,000	996,430
Naval Training Ctr. Ser. A
5.75% due 9/1/2040	1,000,000	1,030,160
San Ysidro Redev. Ser. A
5.75% due 9/1/2040	1,000,000	1,000,600
San Francisco Calif. City & Cnty. Arpt. Commn. Intl. Arpt. Rev. Ref. AMT- Second Ser. F 5.00% due 5/1/2030	1,540,000	1,624,977
San Jose CA. Arpt. Rev. AMT-Ser. A-1 5.75% due 3/1/2034	2,000,000	2,133,320
Tulare Calif. Redev. Agy. Tax Allocation Merged Tulare Redev. Ser. A 6.125% due 8/1/2035	1,970,000	1,993,463
		26,218,837
Colorado — 2.9%
Colorado E-470 Pub. Hwy. Auth. Rev. Ser. C 5.375% due 9/1/2026	1,000,000	1,070,040
Regl. Transn. Dist. CO Private Activity Rev.
Denver Trans. Partners
6.00% due 1/15/2026 - 1/15/2041	4,670,000	5,054,742
		6,124,782
Delaware — 0.8%
Delaware St. Muni. Elec. Corp. Rev. 5.00% due 7/1/2037	1,500,000	1,599,315
		1,599,315
District Of Columbia — 1.9%
District of Columbia Rev. Utd. Negro College Fund 6.875% due 7/1/2040	2,000,000	2,246,260
District of Columbia Tobacco Settlement Fing. Corp. Asset Bkd. Bds. 6.50% due 5/15/2033	1,500,000	1,652,025
		3,898,285
Florida — 6.8%
Brevard Cnty. FLA Health Facs. Auth. Health Care Facs. Rev. Health First Inc. Proj. 7.00% due 4/1/2039	1,500,000	1,739,385
Highlands Cnty. FLA Health Facs. Auth. Rev. Adventist Health/Sunbelt Ser. B 6.00% due 11/15/2037	1,600,000	1,808,176
Miami-Dade Cnty. FLA Health Facs. Auth. Hosp. Rev.
Ref- Miami Childrens Hosp.
5.875% due 8/1/2042	975,000	1,081,597
Ref- Miami Childrens Hosp. Ser. A
6.125% due 8/1/2042	2,000,000	2,290,660
Palm Beach Cnty. FLA Solid Waste Auth. Ref. 5.00% due 10/1/2031	1,000,000	1,109,170
Village Cmnty. Dev. Dist. No. 8 FLA Spl.
Assessment Rev.
Ref-Phase II
6.125% due 5/1/2039	2,415,000	2,565,575
Ref-Phase III
6.125% due 5/1/2040	3,500,000	3,715,845
		14,310,408
Georgia — 1.5%
Atlanta GA Wtr. & Wastewtr. Rev. Ser. A 6.25% due 11/1/2039	1,250,000	1,433,950
De Kalb Cnty. GA Wtr. & Swr. Rev. Ser. A 5.25% due 10/1/2030	1,500,000	1,689,780
		3,123,730
Illinois — 8.3%
Chicago IL Brd. of Ed. G.O. Ser. A 5.50% due 12/1/2039	1,500,000	1,645,935
Chicago IL O’Hare International Arpt. Rev.
Gen-Third Lien-Ser. A
5.375% due 1/1/2032	1,245,000	1,245,809
5.75% due 1/1/2039	1,500,000	1,695,480
Cook Cnty. IL Rev. Navistar International-Recovery Zone Fac. 6.50% due 10/15/2040	2,000,000	2,148,760
Illinois Fin. Auth. Rev.
Temps-50-Park Place Elmhurst Ser. D-3
6.25% due 8/15/2015	1,250,000	1,246,888
Ref-Roosevelt Univ. Proj.
6.25% due 4/1/2029	2,600,000	2,831,478
Navistar International-Recovery Zone Fac.
6.50% due 10/15/2040	1,000,000	1,074,380
Ref-Roosevelt Univ. Proj.
6.50% due 4/1/2044	755,000	819,152
Temps-75-Admiral at Lake-D-1
7.00% due 5/15/2018	1,000,000	1,005,610
Illinois St. G.O.
Ref.
5.00% due 1/1/2024	1,500,000	1,616,535
Ser. A
5.00% due 9/1/2031	2,000,000	2,071,940
		17,401,967

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Municipal Bond Fund

March 31, 2012 (unaudited)	Principal Amount	Value
Indiana — 0.9%
Indiana Hlth. & Edl. Fac. Fing. Auth. Hosp. Rev. Cmnty. Fndtn. Northwest Indiana 5.50% due 3/1/2037	$1,900,000	$1,974,290
		1,974,290
Iowa — 0.5%
Iowa St. Student Loan Liquidity Corp. AMT-Sr. Ser. A-1 5.00% due 12/1/2021	1,000,000	1,109,580
		1,109,580
Kentucky — 1.3%
Kentucky Economic Dev. Fin. Auth. Hosp. Facs. Rev. Ref-Owensboro Medical Hlth. Ser. B 6.375% due 3/1/2040	2,500,000	2,816,950
		2,816,950
Louisiana — 2.3%
Louisiana Pub. Facs. Auth. Rev. Ochsner Clinic Fndtn. Proj. 6.50% due 5/15/2037	1,500,000	1,667,625
St. John The Baptist Parish LA Rev. Marathon Oil Corp. Ser. A 5.125% due 6/1/2037	3,000,000	3,065,880
		4,733,505
Maryland — 1.3%
Gaithersburg MD Economic Dev. Rev. Ref-Asbury MD Oblig. Ser. B 6.00% due 1/1/2023	1,500,000	1,638,420
Prince Georges Cnty. MD G.O. Cons. Pub. Impt. Ser. A 5.00% due 9/15/2029	1,000,000	1,176,050
		2,814,470
Massachusetts — 2.8%
Massachusetts Dev. Fin. Agy. Sr. Living Fac. Rev.
Ser. B-1
7.25% due 6/1/2016	1,100,000	1,099,824
Groves-Lincoln Ser. A
7.50% due 6/1/2029	1,000,000	999,850
Massachusetts Edl. Fing. Auth. Ed. Loan Rev. Ser. J 5.625% due 7/1/2028 - 7/1/2033	3,500,000	3,779,580
		5,879,254
Michigan — 3.9%
Detroit MI Wtr. Sply. Sys. Rev. Sr. Lien Ser. A 5.25% due 7/1/2041	2,000,000	2,060,360
Michigan St. Hsg. Dev. Auth. Single Fam. Homeownership AMT-Ser.C 5.50% due 12/1/2028	1,200,000	1,254,420
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Sr. Ser. A 5.25% due 6/1/2022	2,000,000	1,758,980
Wayne Cnty. MI Arpt. Auth. Rev.
AMT-Arpt. Rev. Ref. Ser. A
5.00% due 12/1/2022	1,500,000	1,604,220
Detroit Met Wayne Cnty. Arpt.
NATL-RE Insured
5.00% due 12/1/2034	1,500,000	1,481,865
		8,159,845
Minnesota — 1.3%
Tobacco Securitization Auth. MN Tobacco Settlement Rev. Tobacco Settlement-Ref. Ser. B 5.25% due 3/1/2031	2,500,000	2,717,225
		2,717,225
Nevada — 0.7%
Clark Cnty. NV Ind. Dev. Rev. Southwest Gas Corp. Proj. Ser. A AMBAC Insured 5.25% due 7/1/2034	1,500,000	1,511,850
		1,511,850
New Jersey — 5.6%
New Jersey Economic Dev. Auth. Rev. Cigarette Tax 5.75% due 6/15/2029 - 6/15/2034	4,060,000	4,471,440
MSU Student Hsg. Proj. Provident Group-Montclair LLC
5.875% due 6/1/2042	2,000,000	2,158,980
New Jersey St. Higher Ed. Assistance Auth. Student Loan Rev. Ser. 1 5.75% due 12/1/2028	1,500,000	1,649,160
New Jersey St. Trans. Trust Fund Auth. Rev.
Transn. Ser. A
5.25% due 6/15/2030	2,000,000	2,244,660
Transn. Ser. B
5.25% due 6/15/2036	1,060,000	1,173,961
		11,698,201
New Mexico — 1.8%
Farmington NM Poll. Ctrl. Rev.
Ref-AMT-Pub. Svc. N Mex San Juan Ser. D
5.90% due 6/1/2040	2,000,000	2,144,140
Ref- Pub. Svc. N Mex Ser. F
6.25% due 6/1/2040	1,600,000	1,697,312
		3,841,452
New York — 3.2%
Albany NY Cap. Res. Corp. Rev. St. Peter’s Hosp. 6.25% due 11/15/2038	1,500,000	1,704,000
Hempstead Town NY Loc. Dev. Corp. Rev. Molloy College Proj. 5.75% due 7/1/2039	1,500,000	1,602,255
Metropolitan Transn. Auth. NY Rev. Ser. D 5.00% due 11/15/2027	1,500,000	1,674,495
Port Auth. of New York & New Jersey Spl. Oblig. Rev. JFK International Air Terminal LLC 6.00% due 12/1/2036	1,500,000	1,679,175
		6,659,925
Ohio — 2.4%
Bowling Green OH Student Hsg. Rev. CFP I LLC St. Univ. Proj. 6.00% due 6/1/2045	1,500,000	1,553,625
Ohio St. Air Quality Dev. Auth. Rev. Ref-Poll. Ctl. FirstEnergy Generation Corp. Ser. C 5.625% due 6/1/2018	1,000,000	1,132,140
Ohio St. Environmental Facs. Rev.
Ford Motor Co. Proj.
5.95% due 9/1/2029	760,000	760,220
6.15% due 6/1/2030	1,500,000	1,501,230
		4,947,215

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Municipal Bond Fund

March 31, 2012 (unaudited)	Principal Amount	Value
Oklahoma — 0.8%
Tulsa Cnty. OKLA Indl. Auth. Sr. Living Cmnty. Rev. Montereau Inc. Proj. Ser. A 7.25% due 11/1/2040	$1,500,000	$1,621,500
		1,621,500
Pennsylvania — 3.5%
Cumberland Cnty. PA Mun. Auth. Rev.
Asbury PA Oblig. Group
6.00% due 1/1/2030	1,250,000	1,275,425
Diakon Lutheran
6.125% due 1/1/2029	1,500,000	1,627,560
Dauphin Cnty. PA Gen. Auth. Health Sys. Rev. Pinnacle Health Sys Proj. Ser. A 6.00% due 6/1/2036	1,500,000	1,650,735
Pennsylvania St. Tpk. Commn. Tpk. Rev.
Sub. Ser. B
5.25% due 6/1/2039	1,500,000	1,585,965
Sub. Ser. A
6.50% due 12/1/2036	1,000,000	1,178,160
		7,317,845
Puerto Rico — 7.8%
Puerto Rico Comwlth. Aqueduct & Swr. Auth. Rev. Sr. Lien Ser. A 5.75% due 7/1/2037	1,775,000	1,835,918
Puerto Rico Comwlth. G.O.
Ref-Pub. Impt. Ser. E
5.625% due 7/1/2033	2,000,000	2,082,720
Ref-Pub. Impt. Ser. B
5.875% due 7/1/2036	1,000,000	1,030,220
6.50% due 7/1/2037	1,500,000	1,669,815
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.
Ser. TT
5.00% due 7/1/2032	1,595,000	1,634,748
Ser. XX
5.75% due 7/1/2036	1,500,000	1,644,030
Puerto Rico Pub. Bldgs. Auth. Rev. Gtd. Govt. Facs. Ser. S 6.00% due 7/1/2041	4,500,000	4,819,050
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. 1st Sub-Ser. C 6.00% due 8/1/2039	1,500,000	1,691,310
		16,407,811
Rhode Island — 1.1%
Rhode Island St. & Providence Plantations G.O. Cons. Cap. Dev. Lien-Ser. A 5.50% due 8/1/2031	1,500,000	1,755,075
Tobacco Settlement Fing. Corp. RI Asset Bkd. Ser. A 6.125% due 6/1/2032	600,000	604,170
		2,359,245
South Carolina — 2.4%
Charleston Cnty. SC G.O. Cap. Impt. Plan 5.00% due 11/1/2022	1,340,000	1,672,816
Richland Cnty. SC Environmental Impt. Rev. International Paper 6.10% due 4/1/2023	1,780,000	1,850,968
South Carolina Jobs-Economic Dev. Auth. Student Hsg. Rev. Coastal Hsg. Fndtn. Ser. A 6.00% due 4/1/2030	1,500,000	1,545,030
		5,068,814
Tennessee — 1.6%
Johnson City Health & Edl. Facs. Brd. Hosp. Rev. Mountain Sts. Hlth. Alliance 5.625% due 7/1/2030	1,500,000	1,636,590
Memphis-Shelby Cnty. TN Arpt. Auth. Arpt. Rev. Ser. B 5.00% due 7/1/2025	1,665,000	1,780,534
		3,417,124
Texas — 10.1%
Central Tex. Regl. Mobility Auth. Rev. Sr. Lien 6.00% due 1/1/2041	1,500,000	1,636,095
Dallas-Fort Worth Tex. International Arpt. Fac. Impro. Corp. Rev.
Ser. B
5.00% due 11/1/2032	3,000,000	3,233,940
Ser. A, FGIC Insured
6.125% due 11/1/2035	1,025,000	1,026,865
Harris Cnty. Tex. G.O. Ref-Rd-Ser. A 5.25% due 10/1/2031	1,500,000	1,730,085
Lower Colorado River Tex. Auth. Ref-LCRA Transmission Svcs. Corp. Ser. A 5.00% due 5/15/2029	1,690,000	1,820,620
North Tex. Twy. Auth. Rev. Toll 2nd Tier Ref. Ser. F 5.75% due 1/1/2033	2,000,000	2,156,560
Tarrant Cnty. Tex. Cultural Ed. Facs. Fin. Corp. Ret. Fac. CC Young Memorial Home Ser. B-1 7.25% due 2/15/2016	1,368,000	1,370,791
Tex. Private Activity Bd. Surface Transn. Corp.
Sr. Lien-NTE Mobility
6.875% due 12/31/2039	1,500,000	1,706,415
Sr. Lien-LBJ Infrastructure
7.00% due 6/30/2040	2,000,000	2,305,140
Sr. Lien-NTE Mobility
7.50% due 12/31/2031	1,500,000	1,791,285
Sr. Lien-LBJ Infrastructure
7.50% due 6/30/2033	2,000,000	2,395,320
		21,173,116
Washington — 0.9%
Tobacco Settlement Auth. WA Tobacco Settlement Rev. Asset Bkd. 6.625% due 6/1/2032	1,905,000	1,976,514
		1,976,514
Wisconsin — 1.6%
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. AMT-Ser.B 5.75% due 11/1/2025	1,710,000	1,868,928
Wisconsin St. Health & Edl. Facs. Auth. Rev. Aurora Health Care 6.40% due 4/15/2033	1,500,000	1,550,895
		3,419,823
Total Municipal Bonds (Cost $185,266,661)		196,230,181
Total Investments — 93.4% (Cost $185,266,661)		196,230,181
Other Assets, Net — 6.6%		13,909,548
Total Net Assets — 100.0%		$210,139,729

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Municipal Bond Fund

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$196,230,181	$—	$196,230,181

Total	$—	$196,230,181	$—	$196,230,181

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund

March 31, 2012 (unaudited)	Principal Amount	Value
Senior Secured Loans — 83.1%
Aerospace/Defense — 1.0%
Sequa Corp. Term Loan 3.76% - 3.84% due 12/3/2014(1)	$8,999,120	$8,857,923
The SI Organization, Inc. New Term Loan B 4.50% due 11/22/2016(1)	3,870,051	3,753,950
		12,611,873
Airlines — 1.3%
Delta Air Lines, Inc. New Term Loan B 5.50% due 4/20/2017(1)	16,376,250	16,335,309
		16,335,309
Automotive — 3.5%
Allison Transmission, Inc. Term Loan B 2.75% due 8/7/2014(1)	12,946,489	12,839,033
Schaeffler AG Term Loan C2 6.00% due 1/27/2017(1)	20,000,000	20,084,400
TI Automotive Ltd. New Term Loan 6.75% due 3/9/2018(1)	13,000,000	13,024,440
		45,947,873
Banking — 0.4%
Ocwen Financial Corp. Term Loan B 7.00% due 9/1/2016(1)	5,159,223	5,163,505
		5,163,505
Building Materials — 3.3%
Armstrong World Industries, Inc. New Term Loan B 4.00% due 3/9/2018(1)	6,000,000	5,988,000
CPG International, Inc. New Term Loan B 6.00% due 2/18/2017(1)	13,306,388	12,740,867
Nortek, Inc. Term Loan 5.25% - 6.25% due 4/26/2017(1)	12,865,038	12,800,712
Summit Materials Companies I LLC New Term Loan B 6.00% due 1/30/2019(1)	12,000,000	12,051,000
		43,580,579
Chemicals — 2.5%
Momentive Specialty Chemicals, Inc. Extended Term Loan C1B 4.00% due 5/5/2015(1)	3,421,100	3,381,996
Extended Term Loan C2B 4.25% due 5/5/2015(1)	1,453,745	1,437,129
Nexeo Solutions LLC Term Loan B 5.00% due 9/8/2017(1)	10,395,000	10,152,485
PolyOne Corp. Term Loan 5.00% due 12/20/2017(1)	4,987,500	5,001,515

Styron S.A.R.L LLC New Term Loan B 6.00% due 8/2/2017(1)	5,777,658	5,269,686
Univar, Inc. Term Loan B 5.00% due 6/30/2017(1)	7,349,127	7,358,314
		32,601,125
Consumer Cyclical Services — 3.9%
Affinion Group, Inc. Term Loan B 5.00% due 10/10/2016(1)	7,879,370	7,458,690
Brock Holdings III, Inc. New Term Loan B 6.00% - 7.75% due 3/16/2017(1)	10,556,816	10,473,206
KAR Auction Services, Inc. Term Loan B 5.00% due 5/19/2017(1)	5,458,750	5,466,720
Monitronics International, Inc. Term Loan B 5.50% due 3/16/2018(1)	13,000,000	12,997,270
Weight Watchers International, Inc. Term Loan F 4.00% due 3/12/2019(1)	15,000,000	14,940,000
		51,335,886
Consumer Products — 2.4%
AMSCAN Holdings, Inc. Term Loan B 6.75% due 12/4/2017(1)	11,323,685	11,326,742
Armored Autogroup, Inc. Term Loan B 6.00% due 11/4/2016(1)	9,875,000	9,692,313
Prestige Brands, Inc. Term Loan 5.25% - 6.25% due 1/31/2019(1)	9,621,212	9,673,359
		30,692,414
Diversified Manufacturing — 1.0%
Colfax Corp. Term Loan B 4.50% due 1/11/2019(1)	12,975,000	12,979,412
		12,979,412
Electric — 2.9%
Calpine Corp. New Term Loan 4.50% due 4/2/2018(1)	12,865,038	12,808,817
Equipower Resources Holdings LLC Term Loan B 5.75% due 1/26/2018(1)	7,745,591	7,242,128
GenOn Energy, Inc. Term Loan B 6.00% due 12/1/2017(1)	7,566,965	7,475,556
Star West Generation LLC Term Loan B 6.00% due 5/17/2018(1)	10,384,615	10,246,189
		37,772,690
Entertainment — 0.5%
Live Nation Entertainment, Inc. Term Loan B 4.50% due 11/7/2016(1)	6,394,623	6,386,630
		6,386,630
Food And Beverage — 1.9%
Del Monte Foods Co. Term Loan 4.50% due 3/8/2018(1)	18,979,125	18,691,781
Michael Foods Group, Inc. Term Loan 4.25% - 5.25% due 2/23/2018(1)	6,708,890	6,695,271
		25,387,052

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund

March 31, 2012 (unaudited)	Principal Amount	Value
Gaming — 1.9%
Boyd Gaming Corp. Term Loan 3.741% due 12/17/2015(1)	$4,567,308	$4,480,529
Incremental Term Loan 6.00% due 12/17/2015(1)	4,937,500	4,983,814
Caesars Entertainment Operating Co. Extended Term Loan B6 5.492% due 1/26/2018(1)	2,400,000	2,167,704
Harrah’s Prop Co. Senior Note 3.24% due 2/13/2013(1)	11,999,999	9,513,359
Pinnacle Entertainment, Inc. Series A Incremental Term Loan 4.00% due 3/19/2019(1)	3,000,000	3,009,990
		24,155,396
Healthcare — 12.3%
Alliance Healthcare Services, Inc. Term Loan B 7.25% due 6/1/2016(1)	11,988,814	11,053,687
CareStream Health, Inc. Term Loan B 5.00% due 2/25/2017(1)	16,802,978	16,403,908
Community Health Systems, Inc. Extended Term Loan 3.97% - 3.989% due 1/25/2017(1)	9,673,367	9,529,524
Convatec, Inc. Term Loan 5.75% due 12/22/2016(1)	8,877,488	8,858,046
Emdeon, Inc. Term Loan B 6.75% due 11/2/2018(1)	11,970,000	12,124,653
Immucor, Inc. Term Loan B 7.25% due 8/17/2018(1)	10,945,000	11,054,450
Inc Research, Inc. Term Loan B 7.00% due 7/12/2018(1)	8,932,500	8,932,500
Kindred Healthcare, Inc. Term Loan 5.25% due 6/1/2018(1)	9,269,950	8,760,103
Kinetic Concepts, Inc. Term Loan B 7.00% due 5/4/2018(1)	14,962,500	15,237,660
Multiplan, Inc. New Term Loan B 4.75% due 8/26/2017(1)	4,411,847	4,364,993
National Mentor Holdings, Inc. New Term Loan B 7.00% due 2/9/2017(1)	10,810,402	10,680,677
Rural/Metro Corp. Term Loan 5.75% due 6/29/2018(1)	4,945,063	4,894,079
Select Medical Corp. New Term Loan B 5.50% - 6.00% due 5/25/2018(1)	10,408,813	10,138,184
Skilled Healthcare Group, Inc. Term Loan B 5.25% - 6.00% due 4/8/2016(1)	6,915,435	6,749,464
United Surgical Partners International, Inc. Term Loan B 2.25% due 4/18/2014(1)	5,710,555	5,660,588
Delayed Draw Term Loan 2.25% due 4/21/2014(1)	621,214	615,778
Incremental Term Loan 6.00% due 3/19/2019(1)	5,500,000	5,445,000
Vanguard Health Holding Co. II LLC Term Loan B 5.00% due 1/29/2016(1)	9,885,710	9,891,048
		160,394,342
Industrial Other — 0.8%
Electrical Components International Holdings Synthetic Revolver 6.75% due 2/4/2016(1)	676,470	608,823
Term Loan B 6.75% due 2/3/2017(1)	10,350,852	9,315,767
		9,924,590
Insurance P&C — 1.0%
Asurion LLC New 1st Lien Term Loan 5.50% due 5/24/2018(1)	13,243,342	13,113,954
		13,113,954
Media Noncable — 6.4%
Cumulus Media, Inc. Term Loan 5.75% due 9/17/2018(1)	14,954,717	15,024,855
DG FastChannel, Inc. Term Loan B 5.75% due 7/26/2018(1)	11,302,474	11,132,937
EMI Music Publishing Ltd. Term Loan B 5.50% due 11/14/2017(1)	15,000,000	15,071,250
Entercom Radio LLC Term Loan B 6.25% - 7.25% due 11/23/2018(1)	4,866,667	4,891,000
Intelsat Jackson Holdings Ltd. Term Loan 3.242% due 2/3/2014(1)	11,000,000	10,791,000
Primedia, Inc. New Term Loan B 7.50% due 1/12/2018(1)	9,925,000	8,825,012
Telesat LLC Term Loan B 4.25% due 3/26/2019(1)	17,300,000	17,267,649
		83,003,703
Metals And Mining — 2.1%
Fairmount Minerals Ltd. New Term Loan B 5.25% due 3/15/2017(1)	11,020,000	11,026,943
Noranda Aluminum Acquisition Corp. New Term Loan B 5.75% due 2/24/2019(1)	9,000,000	9,056,250
Tube City IMS Corp. Term Loan 5.75% due 3/20/2019(1)	7,000,000	6,988,310
		27,071,503
Non Captive Diversified — 2.7%
Delos Aircraft, Inc. Term Loan B2 7.00% due 3/17/2016(1)	1,423,077	1,424,913
Flying Fortress, Inc. 1st Lien Term Loan 5.00% due 2/23/2017(1)	15,000,000	15,056,250
Istar Financial, Inc. Term Loan A1 5.00% due 6/28/2013(1)	2,041,814	2,037,771
Term Loan A2

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund

March 31, 2012 (unaudited)	Principal Amount	Value
7.00% due 6/30/2014(1)	$17,000,000	$16,953,930
		35,472,864
Oil Field Services — 1.3%
Frac Tech International LLC Term Loan B 6.25% due 5/6/2016(1)	17,465,989	17,383,550
		17,383,550
Packaging — 1.4%
Reynolds Group Holdings, Inc. Tranche B Term Loan 6.50% due 2/9/2018(1)	14,689,826	14,832,610
Tranche C Term Loan 6.50% due 8/9/2018(1)	3,445,032	3,486,821
		18,319,431
Paper — 1.1%
Exopack LLC Term Loan 6.50% due 5/31/2017(1)	14,887,500	14,855,939
		14,855,939
Pharmaceuticals — 1.1%
Grifols, Inc. New Term Loan B 4.50% due 6/1/2017(1)	14,555,580	14,534,329
		14,534,329
Pipelines — 0.8%
Gibson Energy Term Loan B 5.75% due 6/15/2018(1)	10,421,250	10,438,653
		10,438,653
Real Estate Investment Trusts — 1.1%
Capital Automotive L.P. New Term Loan B 5.25% due 3/10/2017(1)	5,469,667	5,424,105
LNR Property Corp. Term Loan B 4.75% due 4/29/2016(1)	8,787,500	8,783,809
		14,207,914
Refining — 0.8%
Citgo Petroleum Corp. Term Loan B 8.00% due 6/24/2015(1)	1,705,357	1,720,995
Term Loan C 9.00% due 6/23/2017(1)	7,884,674	8,042,367
		9,763,362
Restaurants — 1.5%
Burger King Corp. New Term Loan B 4.50% due 10/19/2016(1)	10,736,251	10,715,530
Dunkin’ Brands, Inc. New Term Loan B2 4.00% due 11/23/2017(1)	8,528,113	8,515,151
		19,230,681
Retailers — 8.4%
99 Cents Only Stores Term Loan B 7.75% due 1/11/2019(1)	6,982,500	7,084,724
Bass Pro Group LLC Term Loan 5.25% - 6.25% due 6/13/2017(1)	10,912,525	10,896,920
BJ’s Wholesale Club, Inc. Hybrid Term Loan 5.25% due 9/28/2018(1)	14,463,750	14,527,825
Gymboree Corp. New Term Loan 5.00% due 2/23/2018(1)	5,807,702	5,493,389
J Crew Operating Corp. New Term Loan B 4.75% due 3/7/2018(1)	6,912,588	6,783,737
Lord & Taylor Holdings LLC Term Loan B 5.75% due 1/11/2019(1)	15,000,000	15,070,350
Michaels Stores, Inc. Extended Term Loan B3 5.00% - 5.125% due 7/29/2016(1)	4,628,823	4,642,570
Term Loan B2 5.00% - 5.125% due 7/29/2016(1)	1,851,519	1,857,018
Petco Animal Supplies, Inc. New Term Loan 4.50% due 11/24/2017(1)	14,260,505	14,246,245
Pilot Travel Centers LLC New Term Loan B 4.25% due 3/30/2018(1)	8,256,633	8,268,440
The Neiman Marcus Group, Inc. Extended Term Loan 4.75% due 5/16/2018(1)	20,000,000	19,968,800
		108,840,018
Technology — 10.3%
Attachmate Corp. New Term Loan B 6.50% due 4/27/2017(1)	6,825,000	6,769,581
New 2nd Lien Term Loan 9.50% due 5/19/2017(1)	2,000,000	1,986,260
Blackboard, Inc. Term Loan B 7.50% due 10/4/2018(1)	15,960,000	15,860,250
2nd Lien Term Loan 11.50% due 4/4/2019(1)	4,000,000	3,682,520
CDW LLC Extended Term Loan 4.00% due 7/14/2017(1)	14,015,695	13,557,242
First Data Corp. Term Loan B 2 2.992% due 9/24/2014(1)	6,263,118	6,028,251
ILC Industries LLC Term Loan B 7.25% due 12/23/2016(1)	8,939,038	8,777,063
InfoGroup, Inc. New Term Loan 5.75% due 5/25/2018(1)	15,913,575	14,879,192
Interactive Data Corp. New Term Loan B 4.50% due 2/12/2018(1)	7,149,299	7,135,930
Lawson Software, Inc. Term Loan B 6.25% due 3/30/2018	10,000,000	9,900,000
1st Lien Term Loan 6.75% due 7/5/2017(1)	14,925,000	14,934,850
Nxp B.V. Term Loan A2 5.50% due 3/3/2017(1)	10,967,444	10,933,225
Trans Union LLC New Term Loan B 4.75% due 2/12/2018(1)	7,405,150	7,460,689
Web.com Group, Inc. Term Loan B 7.00% due 10/27/2017(1)	12,913,619	12,768,341
		134,673,394

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund

March 31, 2012 (unaudited)	Principal Amount	Value
Textile — 1.1%
Springs Windows Fashions LLC New Term Loan B 6.00% due 5/31/2017(1)	$10,351,807	$10,058,540
2nd Lien Term Loan 11.25% due 5/27/2018(1)	5,000,000	4,866,650
		14,925,190
Wireless — 1.5%
Crown Castle International Corp. Term Loan B 4.00% due 1/31/2019(1)	19,950,000	19,864,015
		19,864,015
Wirelines — 0.9%
Level 3 Financing, Inc. Term Loan B2 5.75% due 9/3/2018(1)	12,000,000	12,107,520
		12,107,520
Total Senior Secured Loans (Cost $1,084,534,021)		1,083,074,696

	Principal Amount	Value
Corporate Bonds — 15.1%
Building Materials — 0.8%
Norcraft Cos. L.P. Sec. Nt. 10.50% due 12/15/2015	8,000,000	7,020,000
USG Corp. 7.875% due 3/30/2020(2)	4,000,000	4,005,000
		11,025,000
Chemicals — 0.7%
Hexion US Finance Corp. Sec. Nt. 5.003% due 11/15/2014(1)	10,000,000	9,150,000
		9,150,000
Construction Machinery — 0.3%
Production Resource Group, Inc. 8.875% due 5/1/2019(2)	5,000,000	4,237,500
		4,237,500
Consumer Cyclical Services — 0.3%
Monitronics International, Inc. Sr. Nt. 9.125% due 4/1/2020(2)	4,000,000	4,050,000
		4,050,000
Consumer Products — 0.4%
Armored Autogroup, Inc. Sr. Nt. 9.25% due 11/1/2018(2)	5,500,000	4,592,500
		4,592,500
Financial Other — 0.4%
iPayment, Inc. 10.25% due 5/15/2018	6,000,000	5,520,000
		5,520,000
Food And Beverage — 1.2%
Aramark Corp. 4.047% due 2/1/2015(1)	15,405,000	15,289,463
		15,289,463
Gaming — 0.8%
Caesars Operating Escrow LLC Sr. Sec. Nt. 8.50% due 2/15/2020(2)	3,000,000	3,052,500
Pinnacle Entertainment, Inc. 7.75% due 4/1/2022	7,000,000	7,332,500
		10,385,000
Healthcare — 1.7%
Apria Healthcare Group, Inc. Sr. Sec. Nt. 12.375% due 11/1/2014	6,600,000	6,583,500
ConvaTec Healthcare E S.A. 10.50% due 12/15/2018(2)	14,600,000	15,001,500
		21,585,000
Independent Energy — 2.7%
Alta Mesa Holdings 9.625% due 10/15/2018	10,000,000	10,075,000
Chesapeake Energy Corp. 6.775% due 3/15/2019	10,000,000	9,925,000
Clayton Williams Energy, Inc. 7.75% due 4/1/2019	6,000,000	5,970,000
Quicksilver Resources, Inc. 8.25% due 8/1/2015	5,000,000	4,950,000
Venoco, Inc. Sr. Nt. 8.875% due 2/15/2019	5,000,000	4,575,000
		35,495,000
Media Noncable — 0.8%
RR Donnelley & Sons Co. Sr. Nt. 8.25% due 3/15/2019	10,000,000	9,950,000
		9,950,000
Metals And Mining — 0.8%
FMG Resources August 2006 Pty Ltd. Sr. Nt. 6.875% due 4/1/2022(2)	8,000,000	7,800,000
8.25% due 11/1/2019(2)	2,000,000	2,100,000
		9,900,000
Non Captive Diversified — 0.2%
Aircastle Ltd. 7.625% due 4/15/2020(2)	3,000,000	3,000,000
		3,000,000
Packaging — 1.1%
Reynolds Group Issuer, Inc. 9.00% due 4/15/2019(2)	3,500,000	3,447,500
9.25% due 5/15/2018(2)	7,750,000	7,730,625
Sr. Nt. 9.875% due 8/15/2019(2)	3,500,000	3,578,750
		14,756,875
Retailers — 0.5%
99 Cents Only Stores 11.00% due 12/15/2019(2)	5,625,000	6,018,750
		6,018,750
Technology — 0.5%
Avaya, Inc. 10.125% due 11/1/2015	5,000,000	4,950,000
Lawson Software, Inc. Sr. Nt. 11.50% due 7/15/2018(2)	2,000,000	2,225,000
		7,175,000
Transportation Services — 1.3%
Avis Budget Car Rental LLC 8.25% due 1/15/2019(2)	1,000,000	1,042,500
8.25% due 1/15/2019	8,250,000	8,600,625
Navios Maritime Holdings, Inc. 8.125% due 2/15/2019	8,000,000	6,860,000
		16,503,125

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund

March 31, 2012 (unaudited)	Principal Amount	Value
Wireless — 0.4%
Sprint Nextel Corp. 9.00% due 11/15/2018(2)	$5,000,000	$5,487,500
		5,487,500
Wirelines — 0.2%
Level 3 Financing, Inc. 4.506% due 2/15/2015(1)	3,000,000	2,902,500
		2,902,500
Total Corporate Bonds (Cost $202,597,728)		197,023,213
	Principal Amount	Value
Repurchase Agreements — 7.3%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/30/2012, maturity value of $94,312,079, due 4/2/2012(3)	94,312,000	94,312,000
Total Repurchase Agreements (Cost $94,312,000)		94,312,000
Total Investments — 105.5% (Cost $1,381,443,749)		1,374,409,909
Other Liabilities, Net — (5.5)%		(71,302,207)
Total Net Assets — 100.0%		$1,303,107,702

(1)	Variable rate security. The rate shown is the rate in effect at March 31, 2012.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2012, the aggregate market value of these securities amounted to $77,369,625, representing 5.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	0.75%	8/15/2013	$96,202,116

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Senior Secured Loans	$—	$1,083,074,696	$—	$1,083,074,696
Corporate Bonds	—	197,023,213	—	197,023,213
Repurchase Agreements	—	94,312,000	—	94,312,000

Total	$—	$1,374,409,909	$—	$1,374,409,909

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

March 31, 2012 (unaudited)	Principal Amount	Value
Asset Backed Securities — 4.5%
Ally Master Owner Trust 2012-1 A2 1.44% due 2/15/2017	$800,000	$802,363
Avis Budget Rental Car Funding AESOP LLC 2012-1A A 2.054% due 8/20/2016(1)	700,000	702,002
Dominos Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(1)	800,000	819,323
GE Equipment Transportation LLC 2012-1 A3 0.99% due 11/23/2015	700,000	700,955
Hyundai Auto Receivables Trust 2012-A A4 0.95% due 12/15/2016	450,000	449,679
Miramax LLC 2011-1A A 6.25% due 10/20/2021(1)	737,143	752,856
Total Asset Backed Securities (Cost $4,186,963)		4,227,178

	Principal Amount	Value
Collateralized Mortgage Obligations — 12.2%
Banc of America Funding Corp. 2004-2 1CB1 5.75% due 9/20/2034	340,104	357,427
Banc of America Mortgage Securities, Inc. 2003-J 2A2 2.839% due 11/25/2033(2)	439,498	422,393
Chase Mortgage Finance Corp. 2003-S10 A1 4.75% due 11/25/2018	165,188	170,096
2003-S14 3A1 5.50% due 1/25/2034	67,448	67,719
2005-S1 1A10 5.50% due 5/25/2035	147,950	150,933
Citigroup Mortgage Loan Trust, Inc. 2007-10 1A1A 5.70% due 4/25/2037(2)	96,624	98,040
Countrywide Home Loans Mortgage Pass-Through Trust 2003-50 A1 5.00% due 11/25/2018	267,569	274,472
2003-11 A31 5.50% due 5/25/2033	229,673	236,992
Countrywide Home Loans Trust 2004-5 2A9 5.25% due 5/25/2034	630,056	645,878
CS First Boston Mortgage Securities Corp. 2003-8 2A1 5.00% due 4/25/2018	159,144	162,023
2003-27 5A2 5.25% due 1/25/2018	191,005	191,069
First Horizon Asset Securities, Inc. 2004-7 1A3 5.50% due 1/25/2035	307,000	299,591
First Horizon Mortgage Pass-Through Trust 2005-6 1A1 5.50% due 11/25/2035	406,551	411,088
GSR Mortgage Loan Trust 2005-6F 1A1 5.00% due 7/25/2035	140,101	139,708
2004-15F 5A1 5.50% due 1/25/2020	300,766	310,345
J.P. Morgan Mortgage Trust 2004-S2 1A3 4.75% due 11/25/2019	244,595	245,806
2005-A1 3A1 5.011% due 2/25/2035(2)	628,684	645,342
2005-A1 6T1 5.015% due 2/25/2035(2)	328,840	330,360
Master Adjustable Rate Mortgages Trust 2004-13 2A1 2.658% due 4/21/2034(2)	431,645	431,739
Master Asset Securitization Trust 2003-5 2A1 5.00% due 6/25/2018	188,132	195,756
Morgan Stanley Mortgage Loan Trust 2004-1 1A9 4.50% due 11/25/2018	125,857	128,172
Prime Mortgage Trust 2004-2 A2 4.75% due 11/25/2019	218,689	225,452
RAAC Series 2005-SP1 1A5 5.00% due 9/25/2034	736,000	749,469
Residential Funding Mortgage Securities I, Inc. 2004-S9 2A1 4.75% due 12/25/2019	234,313	239,290
2005-S1 2A1 4.75% due 2/25/2020	168,650	173,607
2005-S3 A1 4.75% due 3/25/2020	213,204	216,877
2005-S1 1A6 5.50% due 2/25/2035	466,117	465,986
Structured Asset Securities Corp. 2004-21XS 2A6A 4.74% due 12/25/2034(2)	297,082	300,228
2003-29 1A1 4.75% due 9/25/2018	451,293	461,935
2003-30 3A1 5.00% due 10/25/2033	28,535	28,520
2004-20 7A1 5.25% due 11/25/2034	344,196	353,463
2005-6 2A19 5.50% due 5/25/2035	37,594	37,217
Wells Fargo Mortgage Backed Securities Trust 2005-AR12 2A5 2.645% due 6/25/2035(2)	433,644	422,943
2003-8 A1 4.50% due 8/25/2018	199,607	207,119
2005-2 2A1 4.75% due 4/25/2020	405,434	423,315
2006-1 A3 5.00% due 3/25/2021	461,266	466,906
2006-7 1A1 5.25% due 6/25/2021	120,314	122,976
2003-17 1A14 5.25% due 1/25/2034	316,613	324,874
2005-6 A4 5.50% due 8/25/2035	294,580	309,859
Total Collateralized Mortgage Obligations (Cost $11,320,945)		11,444,985

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 9.4%
Citigroup Commercial Mortgage Trust 2006-C5 A4 5.431% due 10/15/2049(3)	605,000	684,812

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

March 31, 2012 (unaudited)		Principal Amount	Value
2006-C5 AM 5.462% due 10/15/2049		$420,000	$447,822
CS First Boston Mortgage Securities Corp. 2003-C3 A5 3.936% due 5/15/2038(3)		488,202	497,974
First Union-Lehman Brothers-Bank of America 1998-C2 E 6.778% due 11/18/2035(3)		500,000	520,374
GE Capital Commercial Mortgage Corp. 2004-C1 B 4.692% due 11/10/2038(2)		300,000	310,284
Greenwich Capital Commercial Funding Corp. 2004-GG1 A7 5.317% due 6/10/2036(2)		350,000	373,085
J.P. Morgan Chase Commercial Mortgage Securities Corp. 2011-PLSD A2 3.364% due 11/13/2044(1)		450,000	468,613
2005-LDP2 AM 4.78% due 7/15/2042		425,000	448,453
2005-LDP5 AM 5.247% due 12/15/2044(2)		726,000	784,645
2006-CB14 A4 5.481% due 12/12/2044(2)		400,000	443,552
LB UBS Commercial Mortgage Trust 2006-C1 AM 5.217% due 2/15/2031(2)		600,000	640,985
Morgan Stanley Capital I 2004-HQ3 A4 4.80% due 1/13/2041		350,000	368,047
2005-IQ10 A4A 5.23% due 9/15/2042(2)		700,000	774,770
Morgan Stanley Dean Witter Capital I 2002-IQ2 B 5.93% due 12/15/2035		500,000	500,997
SBA Tower Trust Sec. Nt. 4.254% due 4/15/2040(1)(3)		500,000	521,326
Wachovia Bank Commercial Mortgage Trust 2004-C10 A4 4.748% due 2/15/2041		435,538	459,333
2006-C29 A4 5.308% due 11/15/2048		500,000	557,970
Total Commercial Mortgage-Backed Securities (Cost $8,635,302)			8,803,042

	Foreign Currency(6)	Principal Amount	Value
Corporate Bonds — 39.7%
Aerospace/Defense — 0.3%
Triumph Group, Inc. 8.625% due 7/15/2018		250,000	280,000
			280,000
Automotive — 0.6%
General Motors Financial Co., Inc. 6.75% due 6/1/2018		250,000	267,015
Visteon Corp. 6.75% due 4/15/2019		250,000	253,750
			520,765
Banking — 5.0%
Australia & New Zealand Banking Group Ltd. 6.75% due 11/10/2014	AUD	500,000	539,301
Citigroup, Inc. Sr. Nt.
4.75% due 5/31/2017	DKK	2,000,000	359,344
5.50% due 10/15/2014(3)		$500,000	536,455
First Horizon National Corp. Sr. Nt. 5.375% due 12/15/2015		500,000	531,222
JPMorgan Chase & Co. Sr. Nt. 6.00% due 1/15/2018(3)		500,000	578,405
Rabobank Nederland Sr. Nt.
4.00% due 1/27/2015(3)	NOK	3,000,000	539,339
6.50% due 1/15/2015(3)	AUD	500,000	536,344
The Goldman Sachs Group, Inc. Sr. Nt. 5.95% due 1/18/2018		$500,000	538,607
Westpac Banking Corp. Sr. Nt. 7.25% due 11/18/2016(3)	AUD	500,000	550,442
			4,709,459
Brokerage — 0.8%
BlackRock, Inc. Sr. Nt. 3.50% due 12/10/2014(3)		$400,000	428,302
E*Trade Financial Corp. Sr. Nt. 12.50% due 11/30/2017		300,000	349,125
			777,427
Building Materials — 0.2%
Norcraft Cos. L.P. Sec. Nt. 10.50% due 12/15/2015		250,000	219,375
			219,375
Chemicals — 1.5%
Ecolab, Inc. Sr. Nt. 5.50% due 12/8/2041		500,000	542,254
FMC Corp. Sr. Nt. 5.20% due 12/15/2019		250,000	274,765
Huntsman International LLC 8.625% due 3/15/2020		250,000	279,375
LyondellBasell Industries NV Sr. Nt. 5.00% due 4/15/2019(1)		300,000	300,000
			1,396,394
Electric — 0.9%
Calpine Corp. Sr. Sec. Nt. 7.50% due 2/15/2021(1)		250,000	266,875
Dolphin Subsidiary II, Inc. Sr. Nt. 7.25% due 10/15/2021(1)		300,000	333,000
Mirant Mid Atlantic Pass Through Trust Ser. A 8.625% due 6/30/2012		59,623	60,816
The AES Corp. Sr. Nt. 7.375% due 7/1/2021(1)(3)		200,000	221,000
			881,691

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

March 31, 2012 (unaudited)	Foreign Currency(6)	Principal Amount	Value
Energy - Integrated — 0.3%
Suncor Energy, Inc. Sr. Nt. 6.10% due 6/1/2018(3)		$250,000	$300,400
			300,400
Entertainment — 0.6%
Time Warner, Inc. 4.00% due 1/15/2022		500,000	519,357
			519,357
Finance Companies — 1.0%
General Electric Capital Corp. Sr. Nt. 4.526% due 2/1/2021	SEK	3,000,000	439,682
Sr. Nt. Ser. A 6.50% due 9/28/2015	NZD	600,000	513,122
			952,804
Food And Beverage — 0.9%
Aramark Corp. 4.047% due 2/1/2015(2)		$250,000	248,125
Michael Foods, Inc. 9.75% due 7/15/2018(3)		500,000	549,375
			797,500
Gaming — 0.5%
Pinnacle Entertainment, Inc. 8.75% due 5/15/2020		200,000	218,500
Wynn Las Vegas LLC 5.375% due 3/15/2022(1)		280,000	273,000
			491,500
Government Related — 3.4%
Bank Nederlandse Gemeenten NV Sr. Nt. 3.00% due 1/28/2014	NOK	4,000,000	708,586
European Bank for Reconstruction & Development Sr. Nt. 4.00% due 5/11/2017	NOK	3,000,000	546,654
European Investment Bank Sr. Nt. 4.00% due 7/12/2016(3)	SEK	2,000,000	313,801
4.25% due 5/19/2017(3)	NOK	3,000,000	544,670
Kreditanstalt fuer Wiederaufbau 6.00% due 3/28/2017(3)	AUD	500,000	545,429
Petrobras International Finance Co. 5.875% due 3/1/2018(3)		$500,000	560,828
			3,219,968
Healthcare — 0.3%
Apria Healthcare Group, Inc. Sr. Sec. Nt. 12.375% due 11/1/2014		250,000	249,375
			249,375
Independent Energy — 2.3%
Alta Mesa Holdings 9.625% due 10/15/2018		250,000	251,875
Anadarko Petroleum Corp. Sr. Nt. 6.95% due 6/15/2019		250,000	305,186
Clayton Williams Energy, Inc. 7.75% due 4/1/2019		250,000	248,750
Eagle Rock Energy Partners L.P. 8.375% due 6/1/2019		150,000	154,500
EV Energy Partners L.P. 8.00% due 4/15/2019		130,000	133,250
Harvest Operations Corp. 6.875% due 10/1/2017(1)		300,000	318,000
Linn Energy LLC 7.75% due 2/1/2021		250,000	259,375
Plains Exploration & Production Co.
6.625% due 5/1/2021		200,000	212,000
6.75% due 2/1/2022		300,000	313,500
			2,196,436
Insurance - Life — 1.2%
MetLife, Inc. Sr. Nt. 4.75% due 2/8/2021(3)		500,000	548,443
Prudential Financial, Inc. Sr. Nt. Ser. D 5.70% due 12/14/2036(3)		500,000	532,837
			1,081,280
Insurance P&C — 1.0%
ACE INA Holdings, Inc. 5.70% due 2/15/2017(3)		300,000	351,620
CNA Financial Corp. Sr. Nt. 7.35% due 11/15/2019(3)		500,000	583,673
			935,293
Media Cable — 2.1%
CCO Holdings LLC 7.875% due 4/30/2018		250,000	270,000
Comcast Corp. 6.50% due 11/15/2035(3)		500,000	600,641
CSC Holdings LLC Sr. Nt. 6.75% due 11/15/2021(1)		300,000	312,375
DIRECTV Holdings LLC 3.80% due 3/15/2022(1)		250,000	246,568
Time Warner Cable, Inc. 6.55% due 5/1/2037(3)		500,000	578,995
			2,008,579
Media Noncable — 2.0%
AMC Networks, Inc. 7.75% due 7/15/2021(1)(3)		300,000	334,500
Discovery Communications LLC 5.625% due 8/15/2019(3)		250,000	291,123
Hughes Satellite Systems Corp. Sr. Sec. Nt. 6.50% due 6/15/2019		250,000	261,250
Intelsat Jackson Holdings S.A. 7.50% due 4/1/2021		250,000	262,812
News America, Inc. 5.65% due 8/15/2020		250,000	283,474
Univision Communications, Inc. Sr. Sec. Nt. 7.875% due 11/1/2020(1)		200,000	210,000
Valassis Communications, Inc. 6.625% due 2/1/2021		250,000	256,250
			1,899,409
Metals And Mining — 0.8%
ArcelorMittal Sr. Nt. 6.125% due 6/1/2018(3)		250,000	262,677
FMG Resources August 2006 Pty. Ltd. 7.00% due 11/1/2015(1)		300,000	306,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

March 31, 2012 (unaudited)	Principal Amount	Value
Penn Virginia Resource Partners L.P. 8.25% due 4/15/2018	$150,000	$153,750
		722,427
Non Captive Diversified — 1.2%
Ally Financial, Inc. 5.50% due 2/15/2017	300,000	300,357
CIT Group, Inc. Sr. Nt. 5.25% due 3/15/2018	280,000	285,600
International Lease Finance Corp. Sr. Nt. 8.625% due 9/15/2015	250,000	275,000
8.75% due 3/15/2017	200,000	222,500
		1,083,457
Oil Field Services — 0.5%
Oil States International, Inc. 6.50% due 6/1/2019	250,000	262,500
Precision Drilling Corp. 6.50% due 12/15/2021(1)	200,000	209,000
		471,500
Packaging — 0.6%
Reynolds Group Issuer, Inc. Sr. Sec. Nt. 7.875% due 8/15/2019(1)	250,000	268,750
Sealed Air Corp. Sr. Nt. 8.375% due 9/15/2021(1)	250,000	280,938
		549,688
Paper — 0.3%
Longview Fibre Paper & Packaging, Inc. Sr. Sec. Nt. 8.00% due 6/1/2016(1)	250,000	254,688
		254,688
Pharmaceuticals — 0.8%
Endo Pharmaceuticals Holdings, Inc. 7.00% due 7/15/2019	200,000	213,500
Gilead Sciences, Inc. Sr. Nt. 4.40% due 12/1/2021	500,000	524,838
		738,338
Pipelines — 1.4%
Chesapeake Midstream Partners L.P. 5.875% due 4/15/2021(1)	250,000	248,750
Magellan Midstream Partners L.P. Sr. Nt. 4.25% due 2/1/2021	250,000	258,964
MarkWest Energy Partners L.P. 6.50% due 8/15/2021	250,000	265,625
Martin Midstream Partners L.P. 8.875% due 4/1/2018	250,000	257,500
Regency Energy Partners L.P. 6.50% due 7/15/2021	250,000	265,000
		1,295,839
Refining — 0.6%
Calumet Specialty Products Partners L.P. 9.375% due 5/1/2019	250,000	260,000
Phillips 66 4.30% due 4/1/2022(1)	250,000	254,300
		514,300
REITs — 2.0%
Equity One, Inc. 6.25% due 12/15/2014(3)	500,000	538,300
Sabra Health Care L.P. 8.125% due 11/1/2018	250,000	265,000
Simon Property Group L.P. Sr. Nt. 4.90% due 1/30/2014	500,000	529,245
WCI Finance LLC 5.70% due 10/1/2016(1)	500,000	550,328
		1,882,873
Retailers — 0.3%
Nordstrom, Inc. Sr. Nt. 4.75% due 5/1/2020	250,000	279,869
		279,869
Supermarkets — 0.3%
Tops Holding Corp. Sr. Sec. Nt. 10.125% due 10/15/2015	250,000	266,875
		266,875
Technology — 2.5%
Agilent Technologies, Inc. Sr. Nt. 5.50% due 9/14/2015(3)	500,000	561,941
Amkor Technology, Inc. Sr. Nt. 7.375% due 5/1/2018	220,000	235,675
Avaya, Inc. 10.125% due 11/1/2015(4)	250,000	247,500
CDW LLC 8.50% due 4/1/2019	250,000	265,625
DuPont Fabros Technology L.P. 8.50% due 12/15/2017	250,000	275,000
Hewlett-Packard Co. Sr. Nt. 4.375% due 9/15/2021	500,000	513,115
Sanmina-SCI Corp. 7.00% due 5/15/2019(1)	250,000	255,000
		2,353,856
Transportation Services — 0.2%
Avis Budget Car Rental LLC 9.625% due 3/15/2018	200,000	217,000
		217,000
Wireless — 1.2%
America Movil SAB de C.V. 5.625% due 11/15/2017(3)	500,000	582,149
Cricket Communications, Inc. 7.75% due 10/15/2020	250,000	245,625
NII Capital Corp. 8.875% due 12/15/2019	250,000	261,875
		1,089,649
Wirelines — 2.1%
Frontier Communications Corp. Sr. Nt. 8.25% due 4/15/2017	250,000	268,750
Qwest Corp. Sr. Nt. 6.75% due 12/1/2021	500,000	558,125
Telecom Italia Capital S.A. 4.95% due 9/30/2014	500,000	515,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

March 31, 2012 (unaudited)	Foreign Currency(6)	Principal Amount	Value
Verizon Communications, Inc. Sr. Nt. 6.00% due 4/1/2041		$500,000	$592,250
			1,934,125
Total Corporate Bonds (Cost $34,927,278)			37,091,496

		Principal Amount	Value
Mortgage Pass-Through Securities — 8.1%
FNMA
3.50% due 1/12/2042		500,000	513,437
4.00% due 11/1/2040 - 1/12/2042		4,454,780	4,671,166
4.50% due 4/1/2042		1,500,000	1,595,391
5.00% due 1/12/2042		700,000	756,109
Total Mortgage Pass-Through Securities (Cost $7,492,873)			7,536,103

		Principal Amount	Value
Municipal Bonds — 1.8%
California St. Pub. Wrks. Brd. Lease Rev. Var. Cap. Projs. Sub. Ser. I-1 6. 125% due 11/1/2029(3)		500,000	575,525
California St. Var. Purp. G.O. 6.00% due 4/1/2038(3)		500,000	569,285
Puerto Rico Comwlth. G.O. Ref. Pub. Impt. Ser. C 6.00% due 7/1/2039		500,000	531,270
Total Municipal Bonds (Cost $1,504,489)			1,676,080

		Principal Amount	Value
Non-U.S. Government Securities — 2.5%
Mexican Bonos 7.25% due 12/15/2016	MXN	17,500,000	1,477,922
Poland Government Bond
5.25% due 4/25/2013 - 10/25/2017(3)	PLN	2,800,000	909,270
Total Non-U.S. Government Securities (Cost $2,438,953)			2,387,192

		Principal Amount	Value
Senior Secured Loans — 10.9%
Electric — 0.9%
Star West Generation LLC Term Loan B 6.00% due 5/17/2018(2)		846,154	834,875
			834,875
Food And Beverage — 1.0%
Del Monte Foods Co. Term Loan 4.50% due 3/8/2018(2)		992,500	977,473
			977,473
Healthcare — 2.2%
Immucor, Inc. Term Loan B 7.25% due 8/17/2018(2)		995,000	1,004,950
Kinetic Concepts, Inc. Term Loan B 7.00% due 5/4/2018(2)		997,500	1,015,844
			2,020,794
Oil Field Services — 0.9%
Frac Tech International LLC Term Loan B 6.25% due 5/6/2016(2)		808,721	804,904
			804,904
Paper — 1.0%
Exopack LLC Term Loan 6.50% due 5/31/2017(2)		992,500	990,396
			990,396
Pharmaceuticals — 0.8%
Grifols, Inc. New Term Loan B 4.50% due 6/1/2017(2)		743,836	742,750
			742,750
Pipelines — 1.1%
Gibson Energy Term Loan B 5.75% due 6/15/2018(2)		992,500	994,157
			994,157
Refining — 0.4%
Citgo Petroleum Corp. Term Loan B 8.00% due 6/24/2015(2)		341,071	344,199
			344,199
Restaurants — 0.5%
Dunkin’ Brands, Inc. New Term Loan B2 4.00% due 11/23/2017(2)		488,793	488,050
			488,050
Retailers — 1.1%
BJ’s Wholesale Club, Inc. Hybrid Term Loan 5.25% due 9/28/2018(2)		997,500	1,001,919
			1,001,919
Technology — 1.0%
Blackboard, Inc. Term Loan B 7.50% due 10/4/2018(2)		997,500	991,266
			991,266
Total Senior Secured Loans (Cost $9,953,489)			10,190,783

		Principal Amount	Value
U.S. Government Securities — 7.2%
U.S. Treasury Bonds
3.125% due 11/15/2041		1,978,000	1,897,335
3.75% due 8/15/2041		460,000	497,303
U.S. Treasury Notes
1.375% due 12/31/2018		3,565,000	3,527,400
2.00% due 2/15/2022		800,000	784,625
Total U.S. Government Securities (Cost $6,791,818)			6,706,663

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

March 31, 2012 (unaudited)	Principal Amount	Value
Short-Term Investments — 3.2%
EI DuPont 0.12% due 4/12/2012(3)	$500,000	$499,982
Illinois Tool Works, Inc. 0.10% due 4/12/2012(3)	500,000	499,985
Nestle Capital Corp. 0.07% due 4/12/2012(3)	500,000	499,989
NetJets, Inc. 0.08% due 4/12/2012(3)	500,000	499,988
Roche Holdings, Inc. 0.06% due 4/12/2012(3)	500,000	499,991
The Travelers Companies, Inc. 0.05% due 4/12/2012(3)	500,000	499,992
Total Short-Term Investments (Cost $2,999,927)		2,999,927

	Principal Amount	Value
Repurchase Agreements — 5.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/30/2012, maturity value of $5,473,005, due 4/2/2012(5)	5,473,000	5,473,000
Total Repurchase Agreements (Cost $5,473,000)		5,473,000
Total Investments — 105.4% (Cost $95,725,037)		98,536,449
Other Liabilities, Net — (5.4)%		(5,071,001)
Total Net Assets — 100.0%		$93,465,448

(1)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2012, the aggregate market value of these securities amounted to $8,707,192, representing 9.3% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2012.
(3)	Security is segregated as collateral to cover margin requirements on open forwards contracts.

At March 31, 2012, the Fund entered into the following forward currency exchange contracts:

Forward Currency Contracts to Sell	Counterparty	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation/ Depreciation
AUD	JP Morgan Chase Bank	$2,055,255	$2,075,318	6/14/2012	$20,063
DKK	JP Morgan Chase Bank	358,659	353,266	6/14/2012	(5,393)
MXN	JP Morgan Chase Bank	864,089	867,390	6/14/2012	3,301
NOK	JP Morgan Chase Bank	1,698,619	1,692,279	6/14/2012	(6,340)
PLN	JP Morgan Chase Bank	833,135	823,293	6/14/2012	(9,842)
SEK	JP Morgan Chase Bank	723,494	701,487	6/14/2012	(22,007)

Total					$(20,218)

Legend:

AUD — Australian Dollar

DKK — Danish Krone

MXN — Mexican Peso

NZD — New Zealand Dollar

NOK — Norwegian Krone

PLN — Polish Zloty

SEK — Swedish Krona

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

(4)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	3.38%	6/30/2013	$5,586,460

(6)	See currency legend above.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$4,227,178	$—	$4,227,178
Collateralized Mortgage Obligations	—	11,444,985	—	11,444,985
Commercial Mortgage-Backed Securities	—	8,803,042	—	8,803,042
Corporate Bonds	—	37,091,496	—	37,091,496
Mortgage Pass-Through Securities	—	7,536,103	—	7,536,103
Municipal Bonds	—	1,676,080	—	1,676,080
Non U.S. Government Securities	—	2,387,192	—	2,387,192
Senior Secured Loans	—	10,190,783	—	10,190,783
U.S. Government Securities	—	6,706,663	—	6,706,663
Short-Term Investments	—	2,999,927	—	2,999,927
Repurchase Agreements	—	5,473,000	—	5,473,000
Other Financial Instruments: Forward Currency Contracts	—	(20,218)	—	(20,218)

Total	$—	$98,516,231	$—	$98,516,231

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market Fund

March 31, 2012 (unaudited)	Principal Amount	Value
Commercial Paper — 72.0%
Agricultural — 2.2%
Archer Daniels Midland Co.
0.09% due 4/2/2012(1)	$10,000,000	$9,999,975
		9,999,975
Chemicals — 2.2%
Praxair, Inc.
0.08% due 4/4/2012	10,000,000	9,999,933
		9,999,933
Conglomerates — 2.2%
General Electric Capital Corp.
0.12% due 6/26/2012	10,000,000	9,997,133
		9,997,133
Consumer Non Cyclical Services — 3.3%
Colgate Palmolive Co.
0.06% due 4/20/2012(1)	5,000,000	4,999,842
0.08% due 4/25/2012(1)	10,000,000	9,999,466
		14,999,308
Diversified Chemicals — 2.3%
EI DuPont
0.13% due 4/9/2012	7,500,000	7,499,784
0.14% due 4/23/2012	3,000,000	2,999,743
		10,499,527
Diversified Manufacturing — 4.4%
Danaher Corp.
0.13% due 5/4/2012(1)	10,000,000	9,998,808
Illinois Tool Works, Inc.
0.12% due 4/2/2012(1)	10,000,000	9,999,967
		19,998,775
Education Revenue — 0.5%
Yale University
0.12% due 4/4/2012	2,500,000	2,499,975
		2,499,975
Electric — 4.7%
American Transmission Co., LLC
0.15% due 4/18/2012(1)	10,000,000	9,999,291
Emerson Electric Co.
0.10% due 4/18/2012 - 5/4/2012(1)	11,200,000	11,199,242
		21,198,533
Electric Utilities — 1.1%
EDF SA
0.50% due 6/8/2012	5,000,000	4,995,278
		4,995,278
Entertainment — 2.2%
The Walt Disney Co.
0.06% due 4/16/2012(1)	5,000,000	4,999,875
0.08% due 4/23/2012(1)	5,000,000	4,999,755
		9,999,630
Food And Beverage — 5.1%
The Coca-Cola Co.
0.10% due 4/16/2012(1)	5,000,000	4,999,792
0.12% due 6/13/2012(1)	5,000,000	4,998,783
Unilever Capital Corp.
0.12% due 5/21/2012(1)	3,000,000	2,999,500
0.21% due 8/20/2012(1)	10,000,000	9,991,775
		22,989,850
Household Products - Wares — 4.4%
Kimberly-Clark Worldwide, Inc.
0.07% due 4/5/2012(1)	5,000,000	4,999,961
0.08% due 4/25/2012(1)	5,000,000	4,999,734
Proctor & Gamble Co.
0.07% due 5/1/2012(1)	5,000,000	4,999,708
0.10% due 4/9/2012(1)	5,000,000	4,999,889
		19,999,292
Insurance - Life — 3.3%
Prudential PLC
0.42% due 6/15/2012(1)	5,000,000	4,995,625
The Travelers Companies, Inc.
0.08% due 4/16/2012(1)	10,000,000	9,999,667
		14,995,292
Internet — 5.0%
eBay, Inc.
0.10% due 5/10/2012(1)	10,000,000	9,998,916
Google, Inc.
0.08% due 4/16/2012 - 4/24/2012(1)	12,500,000	12,499,406
		22,498,322
Machinery — 1.1%
Deere & Co.
0.14% due 5/3/2012(1)	5,000,000	4,999,378
		4,999,378
Oil & Gas Services — 5.5%
Baker Hughes, Inc.
0.10% due 4/3/2012(1)	15,000,000	14,999,917
Schlumberger Ltd.
0.14% due 4/17/2012(1)	5,000,000	4,999,689
0.17% due 4/20/2012(1)	5,000,000	4,999,551
		24,999,157
Personal Products — 3.9%
Estee Lauder Cos., Inc.
0.09% due 4/4/2012(1)	7,500,000	7,499,944
L’Oreal U.S.A., Inc.
0.08% due 4/10/2012 - 4/11/2012(1)	10,000,000	9,999,789
		17,499,733
Pharmaceuticals — 13.8%
Medtronic, Inc.
0.09% due 4/10/2012(1)	5,000,000	4,999,888
0.10% due 4/12/2012(1)	5,000,000	4,999,847
Merck & Co., Inc.
0.08% due 4/11/2012(1)	2,500,000	2,499,945
0.09% due 4/9/2012(1)	10,000,000	9,999,800
Novartis Finance Corp.
0.12% due 5/9/2012(1)	10,000,000	9,998,733
Pfizer, Inc.
0.06% due 4/10/2012(1)	5,000,000	4,999,925
0.08% due 4/10/2012(1)	4,848,000	4,847,903
Roche Holdings, Inc.
0.07% due 4/2/2012 - 4/9/2012(1)	15,000,000	14,999,903
Sanofi-Aventis
0.14% due 4/16/2012(1)	5,000,000	4,999,708
		62,345,652
Restaurants — 1.7%
McDonald’s Corp.
0.10% due 5/7/2012	2,500,000	2,499,750
0.11% due 6/5/2012	5,000,000	4,999,007
		7,498,757
Tobacco — 2.2%
Philip Morris International, Inc.
0.14% due 4/23/2012(1)	7,300,000	7,299,375
0.17% due 5/21/2012(1)	2,500,000	2,499,410
		9,798,785

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market Fund

March 31, 2012 (unaudited)	Principal Amount	Value
Transportation — 0.9%
NetJets, Inc.
0.10% due 4/23/2012(1)	$3,957,000	$3,956,758
		3,956,758
Total Commercial Paper (Cost $325,769,043)		325,769,043

	Principal Amount	Value
Municipal Securities — 6.6%
Connecticut — 3.8%
Connecticut St. Housing Fin. Auth.
Ser. B-4
0.23% due 4/5/2012(2)(3)	17,315,000	17,315,000
		17,315,000
Iowa — 0.7%
Iowa Fin. Auth. Single Family Mtg. Rev.
Mtg. Bkd. Secs. Prog. Ser. C
0.16% due 4/5/2012(2)(4)	3,360,000	3,360,000
		3,360,000
New York — 2.1%
New York St. Pwr. Auth.
0.16% due 5/15/2012	9,387,000	9,385,164
		9,385,164
Total Municipal Securities (Cost $30,060,164)		30,060,164

	Principal Amount	Value
U.S. Government Securities — 14.4%
U.S. Treasury Bills
0.018% due 4/26/2012	10,000,000	9,999,875
0.035% due 5/3/2012	5,000,000	4,999,844
0.047% due 4/19/2012 - 5/3/2012	10,000,000	9,999,673
0.051% due 6/28/2012 - 8/23/2012	10,000,000	9,998,357
0.055% due 9/20/2012	5,000,000	4,998,686
0.057% due 6/28/2012 - 7/26/2012	10,000,000	9,998,379
0.07% due 10/18/2012	5,000,000	4,998,056
0.10% due 9/20/2012	5,000,000	4,997,611
0.124% due 11/15/2012	5,000,000	4,996,073
Total U.S. Government Securities (Cost $64,986,554)		64,986,554

	Principal Amount	Value
Repurchase Agreements — 7.1%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/30/2012, maturity value of $32,084,027, due 4/2/2012(5)	32,084,000	32,084,000
Total Repurchase Agreements (Cost $32,084,000)		32,084,000
Total Investments — 100.1% (Cost $452,899,761)		452,899,761
Other Liabilities, Net — (0.1)%		(318,175)
Total Net Assets — 100.0%		$452,581,586

(1)	Security issued in an exempt transaction without registration under the Securities Act of 1933. At March 31, 2012, the aggregate market value of these securities amounted to $280,278,440, representing 61.9% of the net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Variable rate demand note. The rate shown is the rate in effect at March 31, 2012.
(3)	Issue supported by a standby purchase agreement with Helabe Landesbank Hessen-Thuringen.
(4)	Issue supported by a standby purchase agreement with Federal Home Loan Bank.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLMC	0.55%	2/13/2015	$32,729,038

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market Fund

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$325,769,043	$—	$325,769,043
Municipal Securities	—	30,060,164	—	30,060,164
U.S. Government Securities	—	64,986,554	—	64,986,554
Repurchase Agreements	—	32,084,000	—	32,084,000

Total	$—	$452,899,761	$—	$452,899,761

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund

March 31, 2012 (unaudited)	Shares	Value
Common Stocks — 96.3%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	1,937	$98,109
The Interpublic Group of Companies, Inc.	3,228	36,832
		134,941
Aerospace — 1.9%
FLIR Systems, Inc.	1,089	27,563
General Dynamics Corp.	2,493	182,936
Goodrich Corp.	876	109,885
L-3 Communications Holdings, Inc.	703	49,751
Lockheed Martin Corp.	1,860	167,140
Northrop Grumman Corp.	1,827	111,593
Raytheon Co.	2,421	127,780
Rockwell Collins, Inc.	1,055	60,726
Textron, Inc.	1,948	54,213
The Boeing Co.	5,195	386,352
United Technologies Corp.	6,338	525,674
		1,803,613
Air Transport — 0.3%
FedEx Corp.	2,227	204,795
Southwest Airlines Co.	5,426	44,710
		249,505
Aluminum — 0.1%
Alcoa, Inc.	7,451	74,659
		74,659
Asset Management & Custodian — 0.8%
BlackRock, Inc.	703	144,045
Federated Investors, Inc., Class B	644	14,432
Franklin Resources, Inc.	1,021	126,635
Invesco Ltd.	3,154	84,117
Legg Mason, Inc.	863	24,104
Northern Trust Corp.	1,691	80,238
State Street Corp.	3,441	156,565
T. Rowe Price Group, Inc.	1,767	115,385
		745,521
Auto Parts — 0.3%
BorgWarner, Inc.(1)	769	64,857
Genuine Parts Co.	1,089	68,335
Johnson Controls, Inc.	4,762	154,670
		287,862
Auto Services — 0.0%
The Goodyear Tire & Rubber Co.(1)	1,706	19,141
		19,141
Automobiles — 0.4%
Ford Motor Co.	26,577	331,947
		331,947
Back Office Support, HR and Consulting — 0.7%
Accenture PLC, Class A	4,479	288,896
Automatic Data Processing, Inc.	3,414	188,419
Iron Mountain, Inc.	1,293	37,238
Paychex, Inc.	2,253	69,820
Robert Half International, Inc.	1,006	30,482
		614,855
Banks: Diversified — 3.5%
Bank of America Corp.(2)	70,931	678,810
BB&T Corp.	4,880	153,183
Comerica, Inc.	1,390	44,980
Fifth Third Bancorp	6,440	90,482
First Horizon National Corp.	1,850	19,203
Huntington Bancshares, Inc.	6,044	38,984
KeyCorp	6,651	56,533
M&T Bank Corp.	883	76,715
PNC Financial Services Group, Inc.	3,681	237,388
Regions Financial Corp.	8,797	57,972
SunTrust Banks, Inc.	3,755	90,758
U.S. Bancorp	13,354	423,055
Wells Fargo & Co.	36,898	1,259,698
Zions Bancorporation	1,293	27,748
		3,255,509
Banks: Savings, Thrift & Mortgage Lending — 0.1%
Hudson City Bancorp, Inc.	3,695	27,011
People’s United Financial, Inc.	2,488	32,941
		59,952
Beverage: Brewers & Distillers — 0.2%
Beam, Inc.	1,091	63,900
Brown-Forman Corp., Class B	711	59,290
Constellation Brands, Inc., Class A(1)	1,225	28,898
Molson Coors Brewing Co., Class B	1,121	50,725
		202,813
Beverage: Soft Drinks — 2.2%
Coca-Cola Enterprises, Inc.	2,164	61,890
Dr. Pepper Snapple Group, Inc.	1,487	59,792
PepsiCo, Inc.	10,931	725,272
The Coca-Cola Co.	15,880	1,175,279
		2,022,233
Biotechnology — 1.2%
Amgen, Inc.	5,554	377,617
Baxter International, Inc.	3,948	236,011
Biogen Idec, Inc.(1)	1,699	214,023
Celgene Corp.(1)	3,108	240,932
Life Technologies Corp.(1)	1,244	60,732
		1,129,315
Building Materials — 0.1%
Masco Corp.	2,496	33,372
Vulcan Materials Co.	906	38,713
		72,085
Cable Television Services — 1.1%
Cablevision Systems Corp., Class A	1,544	22,666
Comcast Corp., Class A	19,072	572,351
DIRECTV, Class A(1)	4,951	244,282
Scripps Networks Interactive, Inc., Class A	675	32,866
Time Warner Cable, Inc.	2,244	182,886
		1,055,051
Casinos & Gambling — 0.0%
International Game Technology	2,099	35,242
		35,242
Chemicals: Diversified — 1.0%
Airgas, Inc.	478	42,528
E.I. du Pont de Nemours & Co.	6,470	342,263
Eastman Chemical Co.	967	49,984
Ecolab, Inc.	2,106	129,982
FMC Corp.	491	51,977
Sigma-Aldrich Corp.	839	61,298
The Dow Chemical Co.	8,273	286,577
		964,609
Chemicals: Specialty — 0.4%
Air Products & Chemicals, Inc.	1,468	134,762
International Flavors & Fragrances, Inc.	562	32,933
Praxair, Inc.	2,093	239,942
		407,637
Coal — 0.1%
Alpha Natural Resources, Inc.(1)	1,538	23,393
CONSOL Energy, Inc.	1,586	54,083
Peabody Energy Corp.	1,896	54,908
		132,384
Commercial Services: Rental & Leasing — 0.0%
Ryder System, Inc.	356	18,797
		18,797

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund

March 31, 2012 (unaudited)	Shares	Value
Commercial Vehicles & Parts — 0.1%
PACCAR, Inc.	2,503	$117,215
		117,215
Communications Technology — 2.0%
Cisco Systems, Inc.	37,626	795,790
Harris Corp.	809	36,470
JDS Uniphase Corp.(1)	1,603	23,227
Juniper Networks, Inc.(1)	3,680	84,198
QUALCOMM, Inc.	11,767	800,391
TE Connectivity Ltd.	2,970	109,148
		1,849,224
Computer Services, Software & Systems — 5.5%
Adobe Systems, Inc.(1)	3,436	117,889
Akamai Technologies, Inc.(1)	1,253	45,985
Autodesk, Inc.(1)	1,589	67,247
BMC Software, Inc.(1)	1,188	47,710
CA, Inc.	2,597	71,573
Citrix Systems, Inc.(1)	1,304	102,899
Cognizant Technology Solutions Corp., Class A(1)	2,111	162,441
Computer Sciences Corp.	1,086	32,515
F5 Networks, Inc.(1)	556	75,038
Google, Inc., Class A(1)	1,768	1,133,712
Intuit, Inc.	2,077	124,890
Microsoft Corp.(2)	52,400	1,689,900
Oracle Corp.	27,524	802,600
Red Hat, Inc.(1)	1,347	80,672
SAIC, Inc.(1)	1,932	25,502
Salesforce.com, Inc.(1)	951	146,939
Symantec Corp.(1)	5,193	97,109
Teradata Corp.(1)	1,172	79,872
VeriSign, Inc.	1,119	42,902
Yahoo! Inc.(1)	8,681	132,125
		5,079,520
Computer Technology — 7.4%
Apple, Inc.(1)(2)	6,504	3,898,953
Dell, Inc.(1)	10,671	177,138
EMC Corp.(1)	14,273	426,477
Hewlett-Packard Co.	13,901	331,261
International Business Machines Corp.(2)	8,246	1,720,528
NetApp, Inc.(1)	2,505	112,149
NVIDIA Corp.(1)	4,277	65,823
SanDisk Corp.(1)	1,678	83,212
Western Digital Corp.(1)	1,638	67,797
		6,883,338
Consumer Electronics — 0.0%
Harman International Industries, Inc.	492	23,031
		23,031
Consumer Lending — 0.1%
SLM Corp.	3,556	56,043
		56,043
Consumer Services: Miscellaneous — 0.4%
eBay, Inc.(1)	8,041	296,632
H & R Block, Inc.	2,072	34,126
		330,758
Containers & Packaging — 0.1%
Ball Corp.	1,130	48,455
Bemis Co., Inc.	746	24,088
Owens-Illinois, Inc.(1)	1,151	26,864
Sealed Air Corp.	1,342	25,914
		125,321
Copper — 0.3%
Freeport-McMoran Copper & Gold, Inc.	6,635	252,395
		252,395
Cosmetics — 0.2%
Avon Products, Inc.	3,008	58,235
Estee Lauder Companies, Inc., Class A	1,564	96,874
		155,109
Diversified Financial Services — 3.4%
Ameriprise Financial, Inc.	1,584	90,494
Bank of New York Mellon Corp.	8,482	204,671
Capital One Financial Corp.	3,877	216,104
Citigroup, Inc.	20,459	747,776
JPMorgan Chase & Co.(2)	26,592	1,222,700
Leucadia National Corp.	1,387	36,201
Morgan Stanley	10,384	203,942
The Goldman Sachs Group, Inc.	3,446	428,579
		3,150,467
Diversified Manufacturing Operations — 3.4%
3M Co.	4,907	437,753
Danaher Corp.	3,991	223,496
Dover Corp.	1,296	81,570
Eaton Corp.	2,344	116,802
General Electric Co.(2)	73,914	1,483,454
Honeywell International, Inc.	5,414	330,525
Illinois Tool Works, Inc.	3,385	193,351
Ingersoll-Rand PLC	2,186	90,391
Tyco International Ltd.	3,236	181,799
		3,139,141
Diversified Media — 0.7%
Discovery Communications, Inc., Class A(1)	1,847	93,458
News Corp., Class A	15,347	302,182
Time Warner, Inc.	7,002	264,326
		659,966
Diversified Retail — 2.5%
Amazon.com, Inc.(1)	2,542	514,780
Big Lots, Inc.(1)	461	19,832
Costco Wholesale Corp.	3,045	276,486
Dollar Tree, Inc.(1)	832	78,616
Family Dollar Stores, Inc.	815	51,573
J.C. Penney Co., Inc.	998	35,359
Kohl’s Corp.	1,782	89,153
Macy’s, Inc.	2,927	116,290
Nordstrom, Inc.	1,130	62,964
Sears Holdings Corp.(1)	269	17,821
Target Corp.	4,691	273,345
Wal-Mart Stores, Inc.	12,221	747,925
		2,284,144
Drug & Grocery Store Chains — 0.9%
CVS Caremark Corp.	9,110	408,128
Safeway, Inc.	2,375	47,999
SUPERVALU, Inc.	1,493	8,525
The Kroger Co.	4,169	101,015
Walgreen Co.	6,214	208,107
Whole Foods Market, Inc.	1,121	93,267
		867,041
Education Services — 0.0%
Apollo Group, Inc., Class A(1)	811	31,337
DeVry, Inc.	424	14,361
		45,698
Electronic Components — 0.3%
Amphenol Corp., Class A	1,157	69,154
Corning, Inc.	10,991	154,753
Molex, Inc.	961	27,023
		250,930

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund

March 31, 2012 (unaudited)	Shares	Value
Electronic Entertainment — 0.0%
Electronic Arts, Inc.(1)	2,332	$38,431
		38,431
Energy Equipment — 0.0%
First Solar, Inc.(1)	410	10,271
		10,271
Engineering & Contracting Services — 0.2%
Fluor Corp.	1,189	71,388
Jacobs Engineering Group, Inc.(1)	892	39,578
Quanta Services, Inc.(1)	1,475	30,827
		141,793
Entertainment — 0.8%
The Walt Disney Co.	12,572	550,402
Viacom, Inc., Class B	3,859	183,148
		733,550
Environmental, Maintenance, And Security Services — 0.0%
Cintas Corp.	770	30,122
		30,122
Fertilizers — 0.5%
CF Industries Holdings, Inc.	459	83,836
Monsanto Co.	3,748	298,941
The Mosaic Co.	2,084	115,224
		498,001
Financial Data & Systems — 1.7%
American Express Co.	7,059	408,434
Discover Financial Services	3,848	128,292
Equifax, Inc.	841	37,223
Fidelity National Information Services, Inc.	1,705	56,470
Fiserv, Inc.(1)	985	68,349
MasterCard, Inc., Class A	746	313,723
Moody’s Corp.	1,367	57,551
The Dun & Bradstreet Corp.	343	29,062
Total System Services, Inc.	1,122	25,884
Visa, Inc., Class A	3,559	419,962
Western Union Co.	4,332	76,243
		1,621,193
Foods — 1.7%
Campbell Soup Co.	1,239	41,940
ConAgra Foods, Inc.	2,879	75,603
Dean Foods Co.(1)	1,293	15,658
General Mills, Inc.	4,482	176,815
H.J. Heinz Co.	2,212	118,453
Hormel Foods Corp.	1,076	31,763
Kellogg Co.	1,721	92,297
Kraft Foods, Inc., Class A	12,360	469,804
McCormick & Co., Inc.	930	50,620
Mead Johnson Nutrition Co.	1,426	117,616
Sara Lee Corp.	4,159	89,543
Sysco Corp.	4,114	122,844
The Hershey Co.	1,063	65,194
The J.M. Smucker Co.	785	63,868
Tyson Foods, Inc., Class A	2,038	39,028
		1,571,046
Forms And Bulk Printing Services — 0.0%
R.R. Donnelley & Sons Co.	1,318	16,330
		16,330
Fruit & Grain Processing — 0.2%
Archer-Daniels-Midland Co.	4,683	148,264
		148,264
Gas Pipeline — 0.4%
El Paso Corp.	5,399	159,541
EQT Corp.	1,045	50,379
Spectra Energy Corp.	4,554	143,679
		353,599
Gold — 0.2%
Newmont Mining Corp.	3,462	177,497
		177,497
Health Care Facilities — 0.1%
DaVita, Inc.(1)	652	58,791
Tenet Healthcare Corp.(1)	3,041	16,148
		74,939
Health Care Management Services — 1.1%
Aetna, Inc.	2,542	127,507
CIGNA Corp.	1,988	97,909
Coventry Health Care, Inc.	1,006	35,783
Humana, Inc.	1,142	105,612
UnitedHealth Group, Inc.	7,471	440,341
WellPoint, Inc.	2,435	179,703
		986,855
Health Care Services — 0.7%
Cerner Corp.(1)	1,020	77,683
Express Scripts, Inc.(1)	3,402	184,321
McKesson Corp.	1,708	149,911
Medco Health Solutions, Inc.(1)	2,711	190,583
		602,498
Home Building — 0.1%
D.R. Horton, Inc.	1,940	29,430
Lennar Corp., Class A	1,129	30,686
Pulte Group, Inc.(1)	2,353	20,824
		80,940
Hotel/Motel — 0.3%
Marriott International, Inc., Class A	1,878	71,082
Starwood Hotels & Resorts Worldwide, Inc.	1,345	75,872
Wyndham Worldwide Corp.	1,069	49,719
Wynn Resorts Ltd.	555	69,308
		265,981
Household Appliances — 0.0%
Whirlpool Corp.	534	41,043
		41,043
Household Equipment & Products — 0.2%
Newell Rubbermaid, Inc.	2,018	35,940
Snap-On, Inc.	407	24,815
Stanley Black & Decker, Inc.	1,181	90,890
		151,645
Household Furnishings — 0.0%
Leggett & Platt, Inc.	978	22,504
		22,504
Insurance: Life — 0.6%
Aflac, Inc.	3,267	150,250
Lincoln National Corp.	2,112	55,672
Principal Financial Group, Inc.	2,149	63,417
Prudential Financial, Inc.	3,307	209,631
Torchmark Corp.	712	35,493
Unum Group	2,059	50,404
		564,867
Insurance: Multi-Line — 2.0%
American International Group, Inc.(1)	3,058	94,278
Aon Corp.	2,277	111,710
Assurant, Inc.	646	26,163
Berkshire Hathaway, Inc., Class B(1)	12,307	998,713
Genworth Financial, Inc., Class A(1)	3,433	28,563
Loews Corp.	2,141	85,362
Marsh & McLennan Companies, Inc.	3,764	123,421
MetLife, Inc.	7,401	276,427
The Hartford Financial Services Group, Inc.	3,113	65,622
		1,810,259
Insurance: Property-Casualty — 0.8%
ACE Ltd.	2,357	172,532

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund

March 31, 2012 (unaudited)	Shares	Value
Cincinnati Financial Corp.	1,133	$39,100
The Allstate Corp.	3,529	116,175
The Chubb Corp.	1,957	135,248
The Progressive Corp.	4,293	99,512
The Travelers Companies, Inc.	2,889	171,029
XL Group PLC	2,208	47,891
		781,487
Leisure Time — 0.4%
Carnival Corp.	3,161	101,405
Expedia, Inc.	661	22,104
Priceline.com, Inc.(1)	349	250,407
TripAdvisor, Inc.(1)	674	24,042
		397,958
Luxury Items — 0.1%
Tiffany & Co.	885	61,180
		61,180
Machinery: Agricultural — 0.3%
Deere & Co.	2,896	234,286
		234,286
Machinery: Construction & Handling — 0.5%
Caterpillar, Inc.	4,525	482,003
		482,003
Machinery: Engines — 0.2%
Cummins, Inc.	1,350	162,054
		162,054
Machinery: Industrial — 0.1%
Joy Global, Inc.	734	53,949
		53,949
Medical & Dental Instruments & Supplies — 0.9%
Becton, Dickinson and Co.	1,499	116,397
Boston Scientific Corp.(1)	10,344	61,857
C.R. Bard, Inc.	598	59,035
Covidien PLC	3,378	184,709
DENTSPLY International, Inc.	978	39,247
Edwards Lifesciences Corp.(1)	800	58,184
Patterson Companies, Inc.	600	20,040
St. Jude Medical, Inc.	2,240	99,254
Stryker Corp.	2,274	126,162
Zimmer Holdings, Inc.	1,251	80,414
		845,299
Medical Equipment — 0.8%
CareFusion Corp.(1)	1,564	40,554
Intuitive Surgical, Inc.(1)	273	147,898
Medtronic, Inc.	7,394	289,771
PerkinElmer, Inc.	797	22,045
Thermo Fisher Scientific, Inc.	2,652	149,520
Varian Medical Systems, Inc.(1)	786	54,202
		703,990
Medical Services — 0.1%
Laboratory Corp. of America Holdings(1)	692	63,346
Quest Diagnostics, Inc.	1,099	67,204
		130,550
Metal Fabricating — 0.3%
Fastenal Co.	2,068	111,879
Precision Castparts Corp.	1,006	173,937
		285,816
Metals & Minerals: Diversified — 0.1%
Cliffs Natural Resources, Inc.	1,002	69,399
Titanium Metals Corp.	577	7,824
		77,223
Office Supplies & Equipment — 0.2%
Avery Dennison Corp.	732	22,055
Lexmark International Group, Inc., Class A	502	16,686
Pitney Bowes, Inc.	1,396	24,542
Xerox Corp.	9,707	78,433
		141,716
Offshore Drilling & Other Services — 0.0%
Diamond Offshore Drilling, Inc.	488	32,574
		32,574
Oil Well Equipment & Services — 1.7%
Baker Hughes, Inc.	3,055	128,127
Cameron International Corp.(1)	1,711	90,392
FMC Technologies, Inc.(1)	1,666	84,000
Halliburton Co.	6,439	213,710
Helmerich & Payne, Inc.	750	40,462
Nabors Industries Ltd.(1)	2,011	35,172
National Oilwell Varco, Inc.	2,968	235,867
Noble Corp.(1)	1,765	66,135
Rowan Companies, Inc.(1)	874	28,781
Schlumberger Ltd.	9,392	656,783
		1,579,429
Oil: Crude Producers — 2.3%
Anadarko Petroleum Corp.	3,489	273,328
Apache Corp.	2,679	269,079
Cabot Oil & Gas Corp.	1,464	45,633
Chesapeake Energy Corp.	4,614	106,906
Denbury Resources, Inc.(1)	2,782	50,716
Devon Energy Corp.	2,825	200,914
EOG Resources, Inc.	1,881	208,979
Newfield Exploration Co.(1)	927	32,148
Noble Energy, Inc.	1,227	119,976
Occidental Petroleum Corp.	5,680	540,906
Pioneer Natural Resources Co.	857	95,633
QEP Resources, Inc.	1,234	37,637
Range Resources Corp.	1,092	63,489
Southwestern Energy Co.(1)	2,430	74,358
WPX Energy, Inc.(1)	1,356	24,422
		2,144,124
Oil: Integrated — 6.0%
Chevron Corp.	13,945	1,495,462
ConocoPhillips	9,288	705,981
Exxon Mobil Corp.(2)	33,547	2,909,531
Hess Corp.	2,087	123,029
Marathon Oil Corp.	4,925	156,122
Murphy Oil Corp.	1,355	76,246
Williams Companies, Inc.	4,125	127,091
		5,593,462
Oil: Refining And Marketing — 0.3%
Marathon Petroleum Corp.	2,495	108,183
Sunoco, Inc.	742	28,307
Tesoro Corp.(1)	996	26,733
Valero Energy Corp.	3,919	100,993
		264,216
Paints & Coatings — 0.2%
PPG Industries, Inc.	1,081	103,560
The Sherwin-Williams Co.	603	65,528
		169,088
Paper — 0.2%
International Paper Co.	3,056	107,265
MeadWestvaco Corp.	1,191	37,624
		144,889
Personal Care — 2.0%
Clorox Co.	952	65,450
Colgate-Palmolive Co.	3,384	330,888
Kimberly-Clark Corp.	2,753	203,419
The Procter & Gamble Co.(2)	19,234	1,292,717
		1,892,474

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund

March 31, 2012 (unaudited)	Shares	Value
Pharmaceuticals — 6.0%
Abbott Laboratories	10,890	$667,448
Allergan, Inc.	2,130	203,266
AmerisourceBergen Corp.	1,829	72,575
Bristol-Myers Squibb Co.	11,865	400,444
Cardinal Health, Inc.	2,434	104,930
Eli Lilly & Co.	7,114	286,481
Forest Laboratories, Inc.(1)	1,866	64,731
Gilead Sciences, Inc.(1)	5,258	256,853
Hospira, Inc.(1)	1,151	43,036
Johnson & Johnson(2)	19,143	1,262,672
Merck & Co., Inc.	21,320	818,688
Mylan, Inc.(1)	2,989	70,092
Perrigo Co.	652	67,358
Pfizer, Inc.	53,821	1,219,584
Watson Pharmaceuticals, Inc.(1)	884	59,281
		5,597,439
Producer Durables: Miscellaneous — 0.1%
W.W. Grainger, Inc.	425	91,294
		91,294
Production Technology Equipment — 0.2%
Applied Materials, Inc.	9,126	113,527
KLA-Tencor Corp.	1,163	63,291
Novellus Systems, Inc.(1)	468	23,358
Teradyne, Inc.(1)	1,290	21,788
		221,964
Publishing — 0.1%
Gannett Co., Inc.	1,666	25,540
The McGraw-Hill Companies, Inc.	1,965	95,244
The Washington Post Co., Class B	34	12,701
		133,485
Radio & TV Broadcasters — 0.2%
CBS Corp., Class B	4,582	155,376
		155,376
Railroads — 0.7%
CSX Corp.	7,359	158,366
Norfolk Southern Corp.	2,354	154,964
Union Pacific Corp.	3,380	363,282
		676,612
Real Estate — 0.0%
CBRE Group, Inc.(1)	2,276	45,429
		45,429
Real Estate Investment Trusts — 1.9%
American Tower Corp.	2,758	173,809
Apartment Investment & Management Co., Class A	870	22,977
AvalonBay Communities, Inc.	659	93,150
Boston Properties, Inc.	1,041	109,295
Equity Residential	2,069	129,561
HCP, Inc.	2,838	111,987
Health Care REIT, Inc.	1,461	80,297
Host Hotels & Resorts, Inc.	4,937	81,065
Kimco Realty Corp.	2,834	54,583
Plum Creek Timber Co., Inc.	1,127	46,838
ProLogis, Inc.	3,209	115,588
Public Storage, Inc.	991	136,926
Simon Property Group, Inc.	2,059	299,955
Ventas, Inc.	2,010	114,771
Vornado Realty Trust	1,290	108,618
Weyerhaeuser Co.	3,759	82,397
		1,761,817
Recreational Vehicles & Boats — 0.1%
Harley-Davidson, Inc.	1,632	80,099
		80,099
Restaurants — 1.5%
Chipotle Mexican Grill, Inc.(1)	210	87,780
Darden Restaurants, Inc.	918	46,965
McDonald’s Corp.	7,172	703,573
Starbucks Corp.	5,223	291,913
Yum! Brands, Inc.	3,225	229,556
		1,359,787
Scientific Instruments: Control & Filter — 0.4%
Flowserve Corp.	389	44,933
Pall Corp.	808	48,181
Parker Hannifin Corp.	1,058	89,454
Rockwell Automation, Inc.	994	79,222
Roper Industries, Inc.	675	66,933
Waters Corp.(1)	631	58,469
		387,192
Scientific Instruments: Electrical — 0.4%
Cooper Industries PLC	1,108	70,857
Emerson Electric Co.	5,140	268,205
		339,062
Scientific Instruments: Gauges & Meters — 0.1%
Agilent Technologies, Inc.	2,430	108,159
		108,159
Scientific Instruments: Pollution Control — 0.3%
Republic Services, Inc.	2,201	67,262
Stericycle, Inc.(1)	590	49,348
Waste Management, Inc.	3,232	112,991
Xylem, Inc.	1,277	35,437
		265,038
Securities Brokerage & Services — 0.4%
CME Group, Inc.	466	134,828
E*TRADE Financial Corp.(1)	1,779	19,480
IntercontinentalExchange, Inc.(1)	511	70,222
NYSE Euronext	1,837	55,128
The Charles Schwab Corp.	7,554	108,551
The NASDAQ OMX Group, Inc.(1)	896	23,206
		411,415
Semiconductors & Components — 2.0%
Advanced Micro Devices, Inc.(1)	4,108	32,946
Altera Corp.	2,244	89,356
Analog Devices, Inc.	2,094	84,598
Broadcom Corp., Class A(1)	3,399	133,581
Intel Corp.	35,629	1,001,531
Linear Technology Corp.	1,596	53,785
LSI Corp.(1)	3,929	34,104
Microchip Technology, Inc.	1,330	49,476
Micron Technology, Inc.(1)	6,903	55,914
Texas Instruments, Inc.	7,993	268,645
Xilinx, Inc.	1,831	66,703
		1,870,639
Specialty Retail — 2.0%
Abercrombie & Fitch Co., Class A	602	29,865
AutoNation, Inc.(1)	313	10,739
AutoZone, Inc.(1)	195	72,501
Bed, Bath & Beyond, Inc.(1)	1,675	110,165
Best Buy Co., Inc.	2,045	48,426
CarMax, Inc.(1)	1,582	54,816
GameStop Corp., Class A	969	21,163
Limited Brands, Inc.	1,719	82,512
Lowe’s Companies, Inc.	8,766	275,077
Netflix, Inc.(1)	387	44,520
O’Reilly Automotive, Inc.(1)	899	82,124
Ross Stores, Inc.	1,621	94,180
Staples, Inc.	4,890	79,120
The Gap, Inc.	2,426	63,416

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund

March 31, 2012 (unaudited)	Shares	Value
The Home Depot, Inc.	10,788	$542,744
The TJX Companies, Inc.	5,279	209,629
Urban Outfitters, Inc.(1)	780	22,706
		1,843,703
Steel — 0.2%
Allegheny Technologies, Inc.	743	30,589
Nucor Corp.	2,228	95,693
United States Steel Corp.	1,009	29,634
		155,916
Technology: Miscellaneous — 0.0%
Jabil Circuit, Inc.	1,285	32,279
		32,279
Telecommunications Equipment — 0.3%
Crown Castle International Corp.(1)	1,800	96,012
Motorola Mobility Holdings, Inc.(1)	1,846	72,437
Motorola Solutions, Inc.	1,996	101,457
		269,906
Textiles, Apparel & Shoes — 0.7%
Coach, Inc.	2,040	157,651
NIKE, Inc., Class B	2,595	281,402
Ralph Lauren Corp.	452	78,797
VF Corp.	611	89,194
		607,044
Tobacco — 1.9%
Altria Group, Inc.	14,418	445,084
Lorillard, Inc.	946	122,488
Philip Morris International, Inc.	12,165	1,077,941
Reynolds American, Inc.	2,380	98,627
		1,744,140
Toys — 0.1%
Hasbro, Inc.	809	29,706
Mattel, Inc.	2,365	79,606
		109,312
Transportation Miscellaneous — 0.7%
Expeditors International of Washington, Inc.	1,484	69,021
United Parcel Service, Inc., Class B	6,749	544,779
		613,800
Truckers — 0.1%
C.H. Robinson Worldwide, Inc.	1,150	75,314
		75,314
Utilities: Electrical — 2.9%
Ameren Corp.	1,679	54,702
American Electric Power, Inc.	3,361	129,667
CMS Energy Corp.	1,749	38,478
Consolidated Edison, Inc.	2,043	119,352
Dominion Resources, Inc.	3,985	204,072
DTE Energy Co.	1,178	64,825
Duke Energy Corp.	9,349	196,423
Edison International	2,267	96,370
Entergy Corp.	1,222	82,118
Exelon Corp.	5,991	234,907
FirstEnergy Corp.	2,929	133,533
NextEra Energy, Inc.	2,939	179,514
Northeast Utilities	1,286	47,736
NRG Energy, Inc.(1)	1,604	25,135
Pepco Holdings, Inc.	1,564	29,544
PG&E Corp.	2,838	123,198
Pinnacle West Capital Corp.	753	36,069
PPL Corp.	4,082	115,357
Progress Energy, Inc.	2,059	109,353
Public Service Enterprise Group, Inc.	3,517	107,655
SCANA Corp.	806	36,762
Southern Co.	6,045	271,602
TECO Energy, Inc.	1,593	27,957
The AES Corp.(1)	4,522	59,103
Wisconsin Energy Corp.	1,614	56,781
Xcel Energy, Inc.	3,373	89,283
		2,669,496
Utilities: Gas Distributors — 0.3%
AGL Resources, Inc.	799	31,337
CenterPoint Energy, Inc.	2,986	58,884
NiSource, Inc.	1,947	47,409
ONEOK, Inc.	718	58,632
Sempra Energy	1,674	100,373
		296,635
Utilities: Miscellaneous — 0.0%
Integrys Energy Group, Inc.	562	29,780
		29,780
Utilities: Telecommunications — 2.6%
AT&T, Inc.(2)	41,442	1,294,234
CenturyLink, Inc.	4,316	166,814
Frontier Communications Corp.	6,972	29,073
MetroPCS Communications, Inc.(1)	2,054	18,527
Sprint Nextel Corp.(1)	20,965	59,750
Verizon Communications, Inc.	19,801	756,992
Windstream Corp.	4,165	48,772
		2,374,162
Total Common Stocks (Cost $81,277,195)		89,332,701

	Principal Amount	Value
U.S. Government Securities — 0.4%
U.S. Treasury Bills
0.079% due 6/7/2012(2)	$85,000	84,988
0.055% due 7/12/2012(2)	75,000	74,988
0.035% due 5/3/2012(2)	50,000	49,998
0.03% due 4/5/2012(2)	50,000	50,000
0.10% due 12/13/2012(2)	150,000	149,893
U.S. Treasury Note
3.125% due 5/15/2019(2)	10,000	11,012
Total U.S. Government Securities (Cost $419,548)		420,879

	Principal Amount	Value
Repurchase Agreements — 3.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 3/30/2012, maturity value of $2,948,002, due 4/2/2012(3)	2,948,000	2,948,000
Total Repurchase Agreements (Cost $2,948,000)		2,948,000
Total Investments — 99.9% (Cost $84,644,743)		92,701,580
Other Assets, Net — 0.1%		87,710
Total Net Assets — 100.0%		$92,789,290

(1)	Non-income producing security.
(2)	Security is segregated as collateral to cover margin requirements on open futures contracts.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLMC	0.65%	3/12/2015	$3,010,687

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund

The table below presents futures contracts as of March 31, 2012.

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Purchased Futures Contracts
S&P 500 E Mini Index	Goldman Sachs & Co.	46	6/15/2012	$3,227	$79,893

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$89,332,701	$—	$—	$89,332,701
U.S. Government Securities	—	420,879	—	420,879
Repurchase Agreements	—	2,948,000	—	2,948,000
Other Financial Instruments: Financial Futures Contracts	79,893	—	—	79,893

Total	$89,412,594	$3,368,879	$—	$92,781,473

See accompanying notes to Schedule of Investments.

Notes to Schedule of Investments

Tax Basis of Investments

The cost of investments (excluding foreign currency related transactions) for federal income tax purposes at March 31, 2012, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below.

Tax Basis of Investments

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Partners Fund	$1,666,842,476	$265,834,542	$309,240,246	$(43,405,704)
RS Value Fund	1,334,066,023	140,733,095	197,524,525	(56,791,430)
RS Large Cap Alpha Fund	648,699,974	70,655,757	90,290,929	(19,635,172)
RS Investors Fund	13,611,870	1,931,014	2,256,367	(325,353)
RS Global Natural Resources Fund	3,218,757,126	290,482,945	437,845,358	(147,362,413)
RS Capital Appreciation Fund	95,065,525	30,493,877	31,022,428	(528,551)
RS Small Cap Growth Fund	464,992,717	122,959,916	137,385,110	(14,425,194)
RS Select Growth Fund	153,494,434	27,069,835	28,102,500	(1,032,665)
RS Mid Cap Growth Fund	48,423,505	16,141,156	16,959,218	(818,062)
RS Growth Fund	80,657,887	28,015,056	28,527,418	(512,362)
RS Technology Fund	195,966,332	56,312,965	63,214,049	(6,901,084)
RS Small Cap Equity Fund	97,914,821	19,586,575	22,530,530	(2,943,955)
RS International Growth Fund	564,907,877	40,073,105	51,985,599	(11,912,494)
RS Emerging Markets Fund	1,493,801,586	358,648,914	427,862,949	(69,214,035)
RS Global Growth Fund	28,388,494	583,791	2,043,375	(1,459,584)
RS Greater China Fund	25,713,809	(2,409,437)	845,159	(3,254,596)
RS Investment Quality Bond Fund	211,166,495	7,992,908	8,839,411	(846,503)
RS Low Duration Bond Fund	1,369,178,989	7,694,827	10,695,903	(3,001,076)
RS High Yield Fund	145,730,135	3,679,234	5,271,330	(1,592,096)
RS Tax-Exempt Fund	389,317,214	27,205,800	27,759,111	(553,311)
RS High Yield Municipal Bond Fund	185,266,661	10,963,520	11,290,030	(326,510)
RS Floating Rate Fund	1,381,588,981	(7,179,072)	11,446,454	(18,625,526)
RS Strategic Income Fund	95,732,340	2,804,109	3,146,349	(342,240)
RS Money Market Fund	452,899,761	—	—	—
RS S&P 500 Index Fund	85,085,777	7,615,803	23,265,944	(15,650,141)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933 (exempt pursuant to an applicable exemption). If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted on each Fund’s schedule of investments.

Affiliated Issuers

If a Fund owns 5% or more of the outstanding voting shares of an issuer, the Fund’s investment represents an investment in an affiliated person as defined by the 1940 Act. A summary of the Funds with transactions in the securities of affiliated issuers for the three-month period ended March 31, 2012, is listed below:

Fund	Issuer	Number of Shares Held at Beginning of Period		Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Income	Value at End of Period
RS Partners Fund	Acxiom Corp.	5,030,401		—	—	5,030,401	$—	$73,846,287
	eHealth, Inc.	1,799,315		—	109,800	1,689,515	—	27,555,990
	Euronet Worldwide, Inc.	2,596,861		—	—	2,596,861	—	54,248,426
	Integrated Device Technology, Inc.	8,407,787		26,022	—	8,433,809	—	60,301,734

								$215,952,437

RS Global Natural Resources Fund	Compass Minerals International, Inc.	1,904,046		248,926	—	2,152,972	$986,358	$154,454,211
	Peyto Exploration & Development Corp.	3,743,474	*	4,371,186	—	8,114,660	—	133,257,938
	PICO Holdings, Inc.	1,556,353		—	—	1,556,353	—	36,496,478
	Salamander Energy PLC	14,270,218		—	—	14,270,218	—	49,074,239
	Taseko Mines Ltd.	23,960,835		—	—	23,960,835	—	84,342,139

								$457,625,005

*	Issuer was not an affiliated issuer at December 31, 2011.

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Funds would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the three-month period ended March 31, 2012, RS International Growth Fund and RS Greater China Fund each held one security classified as Level 3.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign equity securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose values were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers between Levels 2 and 3 related to a trading suspension of an exchange-traded security, causing significant inputs to become unobservable. Transfers into and out of each level of the fair value hierarchy for the three-month period ended March 31, 2012 were as follows:

	Transfers into Level 1	Transfers (out) of Level 1	Transfers into Level 2	Transfers (out) of Level 2	Transfers into Level 3	Transfers (out) of Level 3
RS International Growth Fund
Common Stocks	$—	$8,823,043	$8,823,043	$319,683	$319,683	$—
RS Emerging Markets Fund
Common Stocks	—	46,685,943	46,685,943	—	—	—
RS Global Growth Fund
Common Stocks	—	3,729,671	3,729,671	—	—	—
RS Greater China Fund
Common Stocks	—	—	—	125,538	125,538	—

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. The Trust does not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably be expected to impact the quoted price.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose values were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

Derivative Instruments and Hedging Activities

The following is a summary of the fair valuation of the Funds’ derivative instruments categorized by risk exposure at March 31, 2012.

Fund	Derivative Instrument Type	Value
RS S&P 500 Index Fund	Financial Futures Contracts	$79,893
RS Strategic Income Fund	Forward Foreign Currency Contracts	(20,218)

RS S&P 500 Index Fund and RS Strategic Income Fund may, but will not necessarily, enter into derivative transactions, such as financial futures contracts and forward foreign currency contracts, respectively, as a substitute for the purchase or sale of securities or when there is significant cash received from fund shares sold and to hedge foreign currency exposure or for other purposes, respectively.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission’s Web site at http://www.sec.gov, or visit RS Investments’ Web site at www.RSinvestments.com.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Investment Trust

By:	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President (Principal Executive Officer)

Date:	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President (Principal Executive Officer)

Date:	May 23, 2012

By:	/s/ James E. Klescewski
James E. Klescewski, Treasurer (Principal Financial Officer)

Date:	May 23, 2012